UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Michele T. Mosca    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 through June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

MANNING & NAPIER.

Manning & Napier Fund

Semi-Annual Report | June 30, 2017

www.manning-napier.com

REAL ESTATE SERIES

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,045.60	$5.58	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,047.00	$4.31	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2017

(unaudited)

Top Ten Stock Holdings[2]
Equinix, Inc.	4.7%	Prologis, Inc.	2.3%
Simon Property Group, Inc.	4.0%	Rexford Industrial Realty, Inc.	2.2%
AvalonBay Communities, Inc.	2.7%	Ventas, Inc.	2.2%
Alexandria Real Estate Equities, Inc.	2.6%	Digital Realty Trust, Inc.	2.2%
Community Healthcare Trust, Inc.	2.5%	CoreCivic, Inc.	2.2%
2As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.9%

Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 0.8%
Accor S.A. (France)[1]	57,150	$2,680,867

Household Durables - 1.2%
LGI Homes, Inc.*	95,290	3,828,752

Total Consumer Discretionary		6,509,619

Information Technology - 1.4%
IT Services - 1.4%

InterXion Holding N.V. - ADR (Netherlands)*	97,675	4,471,562

Real Estate - 94.5%
REITS - Apartments - 16.1%
American Campus Communities, Inc.	88,240	4,173,752
American Homes 4 Rent - Class A	194,500	4,389,865
Apartment Investment & Management Co. - Class A	147,790	6,350,536
AvalonBay Communities, Inc.	44,835	8,615,942
Colony Starwood Homes	123,560	4,239,344
Education Realty Trust, Inc.	109,030	4,224,912
Equity Residential	88,835	5,848,008
Essex Property Trust, Inc.	9,980	2,567,555
Mid-America Apartment Communities, Inc.	64,940	6,843,377
UDR, Inc.	112,825	4,396,790

		51,650,081

REITS - Diversified - 21.9%
CatchMark Timber Trust, Inc. - Class A	262,070	2,979,736
Colony NorthStar, Inc. - Class A	298,566	4,206,795
CoreCivic, Inc.	251,485	6,935,956
Cousins Properties, Inc.	360,885	3,172,179
Crown Castle International Corp	40,520	4,059,294
Digital Realty Trust, Inc.	62,330	7,040,173
EPR Properties	42,080	3,024,290
Equinix, Inc.	34,890	14,973,392
Forest City Realty Trust, Inc. - Class A	209,745	5,069,537
Hibernia REIT plc (Ireland)[1]	1,606,740	2,523,320
Lamar Advertising Co. - Class A	40,430	2,974,435
Outfront Media, Inc.	228,005	5,271,476
Potlatch Corp	34,520	1,577,564
Weyerhaeuser Co	182,180	6,103,029

		69,911,176

REITS - Health Care - 12.9%
Community Healthcare Trust, Inc.	315,260	8,067,503
Global Medical REIT, Inc.	400,935	3,584,359
HCP, Inc.	177,270	5,665,549

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Health Care (continued)
Healthcare Trust of America, Inc. - Class A	123,150	$3,831,196
Physicians Realty Trust	328,345	6,612,868
Ventas, Inc.	102,495	7,121,353
Welltower, Inc.	86,600	6,482,011

		41,364,839

REITS - Hotels - 2.9%
Chesapeake Lodging Trust	170,870	4,181,189
Host Hotels & Resorts, Inc.	155,790	2,846,283
LaSalle Hotel Properties	73,940	2,203,412

		9,230,884

REITS - Industrial - 6.0%
Prologis, Inc.	124,350	7,291,884
Rexford Industrial Realty, Inc.	259,600	7,123,424
Terreno Realty Corp.	143,235	4,821,290

		19,236,598

REITS - Manufactured Homes - 1.9%
Equity LifeStyle Properties, Inc.	35,530	3,067,660
Sun Communities, Inc.	34,465	3,022,236

		6,089,896

REITS - Office Property - 10.7%
Alexandria Real Estate Equities, Inc.	69,510	8,373,870
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	120,490	2,058,764
Boston Properties, Inc.	33,030	4,063,351
Brandywine Realty Trust	292,070	5,119,987
Columbia Property Trust, Inc.	111,530	2,496,041
Douglas Emmett, Inc.	107,980	4,125,916
Equity Commonwealth*	153,335	4,845,386
VEREIT, Inc.	383,400	3,120,876

		34,204,191

REITS - Regional Malls - 6.5%
General Growth Properties, Inc.	218,950	5,158,462
The Macerich Co.	48,470	2,814,168
Simon Property Group, Inc.	78,470	12,693,307

		20,665,937

REITS - Retail - 2.1%
Acadia Realty Trust	71,230	1,980,194
Cedar Realty Trust, Inc.	527,220	2,557,017
Klepierre (France)[1]	55,285	2,265,903

		6,803,114

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Shopping Centers - 4.4%
Brixmor Property Group, Inc.	105,450	$1,885,446
DDR Corp.	182,070	1,651,375
Regency Centers Corp.	54,682	3,425,280
Retail Opportunity Investments Corp.	111,610	2,141,796
Urban Edge Properties	209,775	4,977,961

		14,081,858

REITS - Single Tenant - 3.2%
Agree Realty Corp.	78,980	3,622,813
National Retail Properties, Inc.	81,020	3,167,882
STORE Capital Corp.	151,235	3,395,225

		10,185,920

REITS - Storage - 5.9%
CubeSmart	246,450	5,924,658
Extra Space Storage, Inc.	29,720	2,318,160
Life Storage, Inc.	61,331	4,544,627
National Storage Affiliates Trust	102,575	2,370,509
Public Storage	18,300	3,816,099

		18,974,053

Total Real Estate		302,398,547

TOTAL COMMON STOCKS
(Identified Cost $270,158,763)		313,379,728

MUTUAL FUND - 0.5%
Vanguard REIT ETF
(Identified Cost $1,513,829)	18,425	1,533,513

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management[2], 0.91%
(Identified Cost $3,834,613)	3,834,613	3,834,613

TOTAL INVESTMENTS - 99.6%
(Identified Cost $275,507,205)		318,747,854
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,135,463

NET ASSETS - 100%		$319,883,317

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Investment Portfolio - June 30, 2017

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

REITS - Real Estate Investment Trusts

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

[2]Rate shown is the current yield as of June 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $275,507,205) (Note 2)	$318,747,854
Receivable for securities sold	3,227,003
Dividends receivable	1,128,345
Receivable for fund shares sold	514,458
Foreign tax reclaims receivable	883
Prepaid expenses	32,019

TOTAL ASSETS	323,650,562

LIABILITIES:

Accrued management fees (Note 3)	198,048
Accrued shareholder services fees (Class S)(Note 3)	58,688
Accrued fund accounting and administration fees (Note 3)	12,321
Accrued Directors’ fees (Note 3)	275
Accrued Chief Compliance Officer service fees (Note 3)	274
Payable for securities purchased	3,236,141
Payable for fund shares repurchased	212,296
Other payables and accrued expenses	49,202

TOTAL LIABILITIES	3,767,245

TOTAL NET ASSETS	$319,883,317

NET ASSETS CONSIST OF:

Capital stock	$236,834
Additional paid-in-capital	269,102,166
Undistributed net investment income	4,097,399
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	3,206,249
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	43,240,669

TOTAL NET ASSETS	$319,883,317

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($283,203,775/ 18,701,391 shares)	$15.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($36,679,542/ 4,982,034 shares)	$7.36

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $57,576)	$5,893,074

EXPENSES:

Management fees (Note 3)	1,162,650
Shareholder services fees (Class S)(Note 3)	349,522
Fund accounting and administration fees (Note 3)	35,528
Transfer agent fees (Note 3)	30,536
Directors’ fees (Note 3)	10,153
Chief Compliance Officer service fees (Note 3)	1,933
Custodian fees	9,307
Miscellaneous	62,223

Total Expenses	1,661,852

NET INVESTMENT INCOME	4,231,222

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	3,013,475
Foreign currency and translation of other assets and liabilities	4,952

3,018,427

Net change in unrealized appreciation (depreciation) on-
Investments	6,769,738
Foreign currency and translation of other assets and liabilities	(167)

6,769,571

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	9,787,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,019,220

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,231,222	$4,252,596
Net realized gain (loss) on investments and foreign currency	3,018,427	9,476,993
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,769,571	6,292,220

Net increase from operations	14,019,220	20,021,809

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class S)	—	(5,064,182)
From net investment income (Class I)	—	(1,083,326)
From net realized gain on investments (Class S)	—	(9,237,683)
From net realized gain on investments (Class I)	—	(1,741,246)

Total distributions to shareholders	—	(17,126,437)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,242,778	34,261,209

Net increase in net assets	15,261,998	37,156,581

NET ASSETS:

Beginning of period	304,621,319	267,464,738

End of period (including undistributed net investment income of $4,097,399 and distributions in excess of net investment income of $133,823, respectively)	$319,883,317	$304,621,319

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.48		$14.15	$15.46	$13.32	$14.57	$12.65

Income from investment operations:
Net investment income[1]	0.20		0.22	0.24	0.44 [2]	0.24	0.21
Net realized and unrealized gain on investments	0.46		0.88	0.34	3.24	0.10	2.54

Total from investment operations	0.66		1.10	0.58	3.68	0.34	2.75

Less distributions to shareholders:
From net investment income	—		(0.27)	(0.24)	(0.44)	(0.21)	(0.29)
From net realized gain on investments	—		(0.50)	(1.65)	(1.10)	(1.38)	(0.54)

Total distributions to shareholders	—		(0.77)	(1.89)	(1.54)	(1.59)	(0.83)

Net asset value - End of period	$15.14		$14.48	$14.15	$15.46	$13.32	$14.57

Net assets - End of period (000’s omitted)	$283,204		$278,322	$217,216	$231,188	$168,167	$170,898

Total return[3]	4.56%		7.91%	4.14%	28.14%	2.67%	21.93%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.10%	[4]	1.09%	1.09%	1.11%	1.12%	1.10%
Net investment income	2.69%	[4]	1.47%	1.54%	2.89% [2]	1.57%	1.49%
Portfolio turnover	19%		46%	57%	44%	40%	14%

*Effective August 1, 2012, the shares of the Series have been designated as Class S.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 1.49%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED				FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.03		$7.26	$8.86	$8.18	$9.55	$10.00

Income from investment operations:
Net investment income[2]	0.11		0.11	0.16	0.29 [3]	0.19	0.08
Net realized and unrealized gain on investments	0.22		0.47	0.17	1.97	0.04	0.32

Total from investment operations	0.33		0.58	0.33	2.26	0.23	0.40

Less distributions to shareholders:
From net investment income	—		(0.31)	(0.28)	(0.48)	(0.22)	(0.31)
From net realized gain on investments	—		(0.50)	(1.65)	(1.10)	(1.38)	(0.54)

Total distributions to shareholders	—		(0.81)	(1.93)	(1.58)	(1.60)	(0.85)

Net asset value - End of period	$7.36		$7.03	$7.26	$8.86	$8.18	$9.55

Net assets - End of period (000’s omitted)	$36,680		$26,300	$50,249	$50,513	$37,310	$26,396

Total return[4]	4.70%		8.17%	4.43%	28.44%	2.94%	4.16%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.85%	[5]	0.84%	0.84%	0.86%	0.87%	0.87% [5]
Net investment income	3.06%	[5]	1.50%	1.81%	3.14% [3]	1.88%	1.95% [5]
Portfolio turnover	19%		46%	57%	44%	40%	14%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.16 and the net investment income ratio would have been 1.74%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated as Real Estate Series Class S common stock and 100 million have been designated as Real Estate Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$6,509,619	$3,828,752	$2,680,867	$—
Information Technology	4,471,562	4,471,562	—	—
Real Estate	302,398,547	295,550,560	6,847,987	—
Mutual fund	5,368,126	5,368,126	—	—

Total assets	$318,747,854	$309,219,000	$9,528,854	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between fair value levels during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2017. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $62,445,993 and $59,372,806, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/2016
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,851,319	$27,498,640	7,223,311	$111,145,344
Reinvested	—	—	978,068	13,965,650
Repurchased	(2,373,783)	(35,274,241)	(4,332,234)	(64,163,584)

Total	(522,464)	$(7,775,601)	3,869,145	$60,947,410

CLASS I	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/2016
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,913,735	$13,923,495	2,348,412	$17,645,161
Reinvested	—	—	332,761	2,327,762
Repurchased	(672,483)	(4,905,116)	(5,864,133)	(46,659,124)

Total	1,241,252	$9,018,379	(3,182,960)	$(26,686,201)

Approximately 68% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$4,979,900
Long-term capital gains	$12,146,537

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$275,893,386
Unrealized appreciation	50,788,029
Unrealized depreciation	(7,933,561)

Net unrealized appreciation	$42,854,468

17

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/17-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

INTERNATIONAL SERIES

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,133.60	$5.82	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,134.60	$4.50	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

International Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

International Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 89.1%

Consumer Discretionary - 10.8%
Automobiles - 0.8%
Maruti Suzuki India Ltd. (India)[1]	39,480	$4,405,121

Diversified Consumer Services - 1.0%
Fu Shou Yuan International Group Ltd. (China)[1]	8,765,000	5,287,368

Hotels, Restaurants & Leisure - 1.1%
Elior Group (France)[1,2]	106,980	3,109,347
Jollibee Foods Corp. (Philippines)[1]	626,060	2,529,570

		5,638,917

Household Durables - 0.4%
Kaufman & Broad S.A. (France)[1]	51,068	2,276,006

Internet & Direct Marketing Retail - 1.0%
Ctrip.com International Ltd. - ADR (China)*	50,555	2,722,892
SRP Groupe S.A. (France)*[1,2]	97,455	2,593,487

		5,316,379

Leisure Products - 1.6%
Shimano, Inc. (Japan)[1]	55,600	8,828,089

Media - 2.7%
Dish TV India Ltd. (India)*[1]	2,658,510	3,291,694
Informa plc (United Kingdom)[1]	317,315	2,767,757
JCDecaux S.A. (France)[1]	75,060	2,460,965
Surya Citra Media Tbk PT (Indonesia)[1]	10,587,400	2,057,568
Zee Entertainment Enterprises Ltd. (India)[1]	479,875	3,642,299

		14,220,283

Multiline Retail - 0.5%
Matahari Department Store Tbk PT (Indonesia)[1]	2,436,000	2,590,617

Textiles, Apparel & Luxury Goods - 1.7%
ANTA Sports Products Ltd. (China)[1]	1,961,000	6,478,435
Burberry Group plc (United Kingdom)[1]	126,215	2,731,144

		9,209,579

Total Consumer Discretionary		57,772,359

Consumer Staples - 14.7%
Beverages - 3.8%
Ambev S.A. - ADR (Brazil)	723,610	3,972,619
Diageo plc (United Kingdom)[1]	363,055	10,728,974
Treasury Wine Estates Ltd. (Australia)[1]	558,469	5,647,195

		20,348,788

Food & Staples Retailing - 2.9%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	865,800	6,822,504
Puregold Price Club, Inc. (Philippines)[1]	3,152,820	2,783,554

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Raia Drogasil S.A. (Brazil)	131,180	$2,791,569
Robinsons Retail Holdings, Inc. (Philippines)[1]	1,655,825	2,852,015

		15,249,642

Food Products - 3.2%
Kerry Group plc - Class A (Ireland)[1]	48,125	4,144,618
Nestle S.A. (Switzerland)[1]	90,115	7,859,621
Universal Robina Corp. (Philippines)[1]	1,527,355	4,933,723

		16,937,962

Household Products - 2.2%
Hindustan Unilever Ltd. (India)[1]	180,385	3,011,866
Reckitt Benckiser Group plc (United Kingdom)[1]	57,240	5,802,627
Unilever Indonesia Tbk PT (Indonesia)[1]	786,200	2,878,751

		11,693,244

Personal Products - 1.7%
Emami Ltd. (India)[1]	238,905	3,975,584
Unilever plc - ADR (United Kingdom)	98,680	5,340,562

		9,316,146

Tobacco - 0.9%
ITC Ltd. (India)[1]	909,440	4,549,417

Total Consumer Staples		78,095,199

Energy - 4.9%
Energy Equipment & Services - 2.7%
Nabors Industries Ltd. (United States)	466,800	3,799,752
Schlumberger Ltd. (United States)	96,755	6,370,349
Tenaris S.A. - ADR (Luxembourg)	130,385	4,060,189

		14,230,290

Oil, Gas & Consumable Fuels - 2.2%
Galp Energia SGPS S.A. (Portugal)[1]	266,055	4,031,743
Royal Dutch Shell plc - Class B - ADR (Netherlands)	71,600	3,897,188
YPF S.A. - ADR (Argentina)	169,995	3,722,890

		11,651,821

Total Energy		25,882,111

Financials - 7.4%
Banks - 6.1%
Axis Bank Ltd. (India)[1]	330,915	2,646,262
Banco Macro S.A. - ADR (Argentina)	29,830	2,750,028
BNP Paribas S.A. (France)[1]	55,735	4,012,523
Credit Agricole S.A. (France)[1]	264,515	4,260,911

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Grupo Financiero Galicia S.A. - ADR (Argentina)	65,790	$2,805,286
ICICI Bank Ltd. (India)[1]	666,127	2,998,666
IndusInd Bank Ltd. (India)[1]	116,715	2,668,451
Kotak Mahindra Bank Ltd. (India)[1]	186,985	2,763,022
Natixis S.A. (France)[1]	565,310	3,794,771
Societe Generale S.A. (France)[1]	71,910	3,877,805

		32,577,725

Capital Markets - 1.3%
Amundi S.A. (France)[1,2]	38,425	2,784,151
Euronext N.V. (Netherlands)[1,2]	77,750	4,037,948

		6,822,099

Total Financials		39,399,824

Health Care - 6.1%
Biotechnology - 0.8%
China Biologic Products, Inc. (China)*	36,825	4,164,908

Health Care Equipment & Supplies - 1.7%
Essilor International S.A. (France)[1]	40,440	5,144,494
Osstem Implant Co. Ltd. (South Korea)*[1]	84,725	3,881,698

		9,026,192

Health Care Providers & Services - 2.5%
Fleury S.A. (Brazil)	464,860	3,756,317
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	117,870	5,696,657
Orpea (France)[1]	35,425	3,949,461

		13,402,435

Life Sciences Tools & Services - 0.8%
Tecan Group AG (Switzerland)[1]	23,090	4,348,000

Pharmaceuticals - 0.3%
Kalbe Farma Tbk PT (Indonesia)[1]	11,000,000	1,339,076

Total Health Care		32,280,611

Industrials - 21.5%
Aerospace & Defense - 3.2%
Korea Aerospace Industries Ltd. (South Korea)[1]	143,094	7,128,749
LIG Nex1 Co. Ltd. (South Korea)[1]	73,940	4,783,444
QinetiQ Group plc (United Kingdom)[1]	703,810	2,479,390
Thales S.A. (France)[1]	25,940	2,791,781

		17,183,364

Airlines - 0.2%
Ryanair Holdings plc - ADR (Ireland)*	12,419	1,336,409

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 1.5%
Cie de Saint-Gobain (France)[1]	96,045	$5,129,299
Geberit AG (Switzerland)[1]	5,690	2,657,004

		7,786,303

Commercial Services & Supplies - 2.1%
China Everbright International Ltd. (China)[1]	1,941,000	2,420,831
Elis S.A. (France)[1]	122,855	2,814,801
SPIE S.A. (France)[1]	193,685	5,817,890

		11,053,522

Construction & Engineering - 3.5%
Eiffage S.A. (France)[1]	63,170	5,738,439
Larsen & Toubro Ltd. (India)[1]	292,955	7,643,742
Vinci S.A. (France)[1]	62,950	5,369,740

		18,751,921

Industrial Conglomerates - 1.9%
Siemens AG (Germany)[1]	73,430	10,100,608

Machinery - 3.7%
Airtac International Group (Taiwan)[1]	98,000	1,158,264
ANDRITZ AG (Austria)[1]	88,945	5,366,318
FANUC Corp. (Japan)[1]	20,740	4,014,139
Jungheinrich AG (Germany)[1]	72,420	2,653,716
Metso OYJ (Finland)[1]	73,185	2,539,370
The Weir Group plc (United Kingdom)[1]	170,525	3,848,741

		19,580,548

Professional Services - 4.7%
Applus Services S.A. (Spain)[1]	564,650	7,123,826
Intertek Group plc (United Kingdom)[1]	100,110	5,499,597
Randstad Holding N.V. (Netherlands)[1]	68,870	4,015,206
RELX plc (United Kingdom)[1]	130,085	2,812,062
SGS S.A. (Switzerland)[1]	2,330	5,649,519

		25,100,210

Trading Companies & Distributors - 0.7%
Ashtead Group plc (United Kingdom)[1]	187,240	3,874,507

Total Industrials		114,767,392

Information Technology - 11.1%

Electronic Equipment, Instruments & Components - 5.0%
Halma plc (United Kingdom)[1]	179,885	2,577,829
Hexagon A.B. (Sweden)[1]	62,100	2,950,350
Hitachi Ltd. (Japan)[1]	1,168,660	7,205,598
Hollysys Automation Technologies Ltd. (China)	161,940	2,689,823

The accompanying notes are an integral part of the financial statements.

6

International Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	25,618	$11,277,757

		26,701,357

Internet Software & Services - 1.7%
Alibaba Group Holding Ltd. - ADR (China)*	32,750	4,614,475
Tencent Holdings Ltd. - Class H (China)[1]	122,200	4,383,920

		8,998,395

IT Services - 1.2%
Altran Technologies S.A. (France)[1]	229,605	3,740,465
Sopra Steria Group (France)[1]	17,490	2,791,141

		6,531,606

Software - 2.2%
Dassault Systemes S.E. (France)[1]	30,025	2,692,974
Gemalto N.V. (Netherlands)[1]	93,595	5,613,560
Sophos Group plc (United Kingdom)[1,2]	592,295	3,421,938

		11,728,472

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,610	5,436,165

Total Information Technology		59,395,995

Materials - 9.0%

Chemicals - 4.2%
Asian Paints Ltd. (India)[1]	150,520	2,565,365
Croda International plc (United Kingdom)[1]	79,940	4,048,382
D&L Industries, Inc. (Philippines)[1]	10,271,300	2,446,416
Givaudan S.A. (Switzerland)[1]	3,440	6,893,070
Pidilite Industries Ltd. (India)[1]	214,040	2,668,836
Symrise AG (Germany)[1]	56,560	4,012,957

		22,635,026

Construction Materials - 0.8%
Wienerberger AG (Austria)[1]	176,730	4,020,472

Metals & Mining - 4.0%
Antofagasta plc (Chile)[1]	522,585	5,452,147
First Quantum Minerals Ltd. (Zambia)	600,205	5,077,305
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,949,010	5,475,860
Lundin Mining Corp. (Canada)	936,885	5,324,524

		21,329,836

Total Materials		47,985,334

The accompanying notes are an integral part of the financial statements.

7

International Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	12,002,900	$4,076,083

Utilities - 2.8%
Electric Utilities - 2.4%
Pampa Energia S.A. - ADR (Argentina)*	95,910	5,644,304
Power Grid Corp. of India Ltd. (India)[1]	2,298,945	7,485,802

		13,130,106

Water Utilities - 0.4%
CT Environmental Group Ltd. (China)[1]	11,250,000	1,958,791

Total Utilities		15,088,897

TOTAL COMMON STOCKS
(Identified Cost $426,918,821)		474,743,805

MUTUAL FUNDS - 7.5%
Global X MSCI Argentina ETF (United States)	90,770	2,658,653
Global X MSCI Greece ETF (United States)	437,915	4,427,321
iShares MSCI Europe Financials ETF (United States)	244,115	5,355,883
iShares MSCI Eurozone ETF (United States)	398,385	16,064,875
iShares MSCI South Korea Capped ETF (United States)	168,063	11,396,352

TOTAL MUTUAL FUNDS
(Identified Cost $38,049,560)		39,903,084

SHORT-TERM INVESTMENT - 3.0%
Dreyfus Government Cash Management[3], 0.91%, (Identified Cost $16,204,241)	16,204,241	16,204,241

TOTAL INVESTMENTS - 99.6%
(Identified Cost $481,172,622)		530,851,130

OTHER ASSETS, LESS LIABILITIES - 0.4%		1,874,412

NET ASSETS - 100%		$532,725,542

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $15,946,871 or 3.0% of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

3Rate shown is the current yield as of June 30, 2017.

The accompanying notes are an integral part of the financial statements.

8

International Series

Investment Portfolio - June 30, 2017

(unaudited)

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France 14.1%; United Kingdom 10.5%; India 10.2%; United States 9.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

9

International Series

Statement of Assets & Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $481,172,622) (Note 2)	$530,851,130
Foreign currency, at value (cost $23,441)	23,422
Receivable for securities sold	6,898,341
Foreign tax reclaims receivable	1,145,100
Receivable for fund shares sold	344,118
Dividends receivable	224,872
Prepaid and other expenses	38,183

TOTAL ASSETS	539,525,166

LIABILITIES:

Accrued management fees (Note 3)	324,078
Accrued shareholder services fees (Class S) (Note 3)	95,684
Accrued fund accounting and administration fees (Note 3)	17,774
Accrued Chief Compliance Officer service fees (Note 3)	240
Accrued foreign capital gains tax (Note 2)	671,262
Payable for securities purchased	4,942,515
Payable for fund shares repurchased	580,427
Audit fees payable	18,809
Other payables and accrued expenses	148,835

TOTAL LIABILITIES	6,799,624

TOTAL NET ASSETS	$532,725,542

NET ASSETS CONSIST OF:

Capital stock	$592,353
Additional paid-in-capital	483,694,491
Undistributed net investment income	3,301,852
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(3,871,023)
Net unrealized appreciation on investments (net of foreign capital gains tax of $671,262), foreign currency and translation of other assets and liabilities	49,007,869

TOTAL NET ASSETS	$532,725,542

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($460,346,400/52,680,255 shares)	$8.74

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($72,379,142/6,555,066 shares)	$11.04

The accompanying notes are an integral part of the financial statements.

10

International Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $713,678)	$6,199,000

EXPENSES:

Management fees (Note 3)	1,875,498
Shareholder services fees (Class S)(Note 3)	539,291
Transfer agent fees (Note 3)	84,785
Fund accounting and administration fees (Note 3)	48,314
Directors’ fees (Note 3)	16,582
Chief Compliance Officer service fees (Note 3)	1,933
Custodian fees	157,496
Miscellaneous	79,277

Total Expenses	2,803,176
Less reduction of expenses (Note 3)	(138,320)

Net Expenses	2,664,856

NET INVESTMENT INCOME	3,534,144

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $62,891)	9,953,104
Foreign currency and translation of other assets and liabilities	(161,892)

9,791,212

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $440,928)	48,346,793
Foreign currency and translation of other assets and liabilities	64,530

48,411,323

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	58,202,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,736,679

The accompanying notes are an integral part of the financial statements.

11

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,534,144	$3,831,589
Net realized gain (loss) on investments and foreign currency	9,791,212	(11,985,983)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	48,411,323	27,584,566

Net increase from operations	61,736,679	19,430,172

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(3,088,412)
From net investment income (Class I)	—	(484,908)

Total distributions to shareholders	—	(3,573,320)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(3,450,234)	(50,560,425)

Net increase (decrease) in net assets	58,286,445	(34,703,573)

NET ASSETS:

Beginning of period	474,439,097	509,142,670

End of period (including distributions in excess of net investment income of $3,301,852 and $232,292, respectively)	$532,725,542	$474,439,097

The accompanying notes are an integral part of the financial statements.

12

International Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.71		$7.43	$8.10	$9.91	$8.70	$7.61

Income (loss) from investment operations:
Net investment income[1]	0.06		0.05	0.08	0.12	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.97		0.29	(0.39)	(0.84)	1.59	1.10

Total from investment operations	1.03		0.34	(0.31)	(0.72)	1.70	1.20

Less distributions to shareholders:
From net investment income	—		(0.06)	(0.07)	(0.12)	(0.12)	(0.10)
From return of capital	—		—	—	—	—	(0.01)
From net realized gain on investments	—		—	(0.29)	(0.97)	(0.37)	—

Total distributions to shareholders	—		(0.06)	(0.36)	(1.09)	(0.49)	(0.11)

Net asset value - End of period	$8.74		$7.71	$7.43	$8.10	$9.91	$8.70

Net assets - End of period (000’s omitted)	$460,346		$411,927	$377,770	$490,833	$637,598	$565,609

Total return[2]	13.36%		4.55%	(3.72% )	(7.03% )	19.69%	15.78%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.38%	[3]	0.65%	0.96%	1.20%	1.21%	1.30%
Portfolio turnover	68%		47%	33%	22%	22%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.06%	[3]	0.05%	0.03%	0.04%	0.03%	0.07%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

13

International Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED				FOR THE PERIOD 3/15/12[1] TO 12/31/12
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.73		$9.35	$10.10	$12.05	$10.47	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09		0.11	0.12	0.17	0.17	0.13
Net realized and unrealized gain (loss) on investments	1.22		0.35	(0.49)	(1.00)	1.91	0.46

Total from investment operations	1.31		0.46	(0.37)	(0.83)	2.08	0.59

Less distributions to shareholders:
From net investment income	—		(0.08)	(0.09)	(0.15)	(0.13)	(0.11)
From return of capital	—		—	—	—	—	(0.01)
From net realized gain on investments	—		—	(0.29)	(0.97)	(0.37)	—

Total distributions to shareholders	—		(0.08)	(0.38)	(1.12)	(0.50)	(0.12)

Net asset value - End of period	$11.04		$9.73	$9.35	$10.10	$12.05	$10.47

Net assets - End of period (000’s omitted)	$72,379		$62,513	$131,373	$126,321	$140,787	$95,925

Total return[3]	13.46%		4.89%	(3.55% )	(6.72% )	19.97%	5.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[4]	0.85%	0.85%	0.85%	0.85%	0.85%	[4]
Net investment income	1.64%	[4]	1.16%	1.18%	1.42%	1.48%	1.67%	[4]
Portfolio turnover	68%		47%	33%	22%	22%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.06%	[4]	0.05%	0.03%	0.04%	0.03%	0.09%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

International Series

Notes to Financial Statements

(unaudited)

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 250 million have been designated as International Series Class S common stock and 100 million have been designated as International Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

15

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$57,772,359	$2,722,892	$55,049,467	$—
Consumer Staples	78,095,199	12,104,750	65,990,449	—
Energy	25,882,111	21,850,368	4,031,743	—
Financials	39,399,824	5,555,314	33,844,510	—
Health Care	32,280,611	13,617,882	18,662,729	—
Industrials	114,767,392	1,336,409	113,430,983	—
Information Technology	59,395,995	7,304,298	52,091,697	—
Materials	47,985,334	15,877,689	32,107,645	—
Telecommunication Services	4,076,083	—	4,076,083	—
Utilities	15,088,897	5,644,304	9,444,593	—
Mutual fund	56,107,325	56,107,325	—	—

Total assets	$530,851,130	$142,121,231	$388,729,899	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

16

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of

18

International Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

each share class’ shareholder services fee, at no more than 0.85% of average daily net assets. Accordingly, the Advisor waived fees of $138,320 for the six months ended June 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short- term securities, were $329,310,508 and $332,511,255, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,415,396	$46,154,333	17,069,969	$140,514,976
Reinvested	—	—	391,851	2,995,846
Repurchased	(6,144,226)	(50,913,657)	(14,921,965)	(114,741,356)

Total	(728,830)	$(4,759,324)	2,539,855	$28,769,466

19

International Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	406,002	$4,224,516	2,029,100	$19,953,392
Reinvested	—	—	49,653	478,430
Repurchased	(273,399)	(2,915,426)	(9,708,371)	(99,761,713)

Total	132,603	$1,309,090	(7,629,618)	$(79,329,891)

Approximately 64% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$3,573,320

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$481,442,944
Unrealized appreciation	60,304,797
Unrealized depreciation	(10,896,611)

Net unrealized appreciation	$49,408,186

At December 31, 2016, the Series had net long-term capital loss carryforwards of $13,433,884, which may be carried forward indefinitely.

20

{This page intentionally left blank}

21

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNINT-6/17-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

WORLD OPPORTUNITIES SERIES

World Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17
Class S

Actual	$1,000.00	$1,145.40	$5.85

Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

World Opportunities Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

World Opportunities Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.3%

Consumer Discretionary - 10.4%
Diversified Consumer Services - 1.4%
Kroton Educacional S.A. (Brazil)	2,502,932	$11,211,781

Hotels, Restaurants & Leisure - 3.4%
Accor S.A. (France)[1]	575,208	26,982,608

Media - 1.5%
Liberty Global plc - Class A - ADR (United Kingdom)*	388,700	12,485,044

Specialty Retail - 2.3%
Kingfisher plc (United Kingdom)[1]	4,751,300	18,610,543

Textiles, Apparel & Luxury Goods - 1.8%
lululemon athletica, Inc. (United States)*	241,355	14,401,653

Total Consumer Discretionary		83,691,629

Consumer Staples - 25.0%
Beverages - 11.0%
Ambev S.A. - ADR (Brazil)	5,307,751	29,139,553
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	278,720	30,784,277
Diageo plc (United Kingdom)[1]	960,020	28,370,438

		88,294,268

Food Products - 5.6%
Danone S.A. (France)[1]	268,915	20,184,157
Nestle S.A. (Switzerland)[1]	282,120	24,605,851

		44,790,008

Personal Products - 5.4%
Beiersdorf AG (Germany)[1]	83,091	8,739,662
Unilever plc - ADR (United Kingdom)	635,910	34,415,449

		43,155,111

Tobacco - 3.0%
Japan Tobacco, Inc. (Japan)[1]	699,100	24,572,041

Total Consumer Staples		200,811,428

Energy - 4.3%
Energy Equipment & Services - 3.1%
Schlumberger Ltd. (United States)	377,530	24,856,575

Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp. (Canada)	1,096,165	9,975,102

Total Energy		34,831,677

Financials - 2.7%
Banks - 2.7%
Bankia S.A. (Spain)[1]	1,758,596	8,505,908
CaixaBank S.A. (Spain)[1]	2,678,290	12,803,263

Total Financials		21,309,171

The accompanying notes are an integral part of the financial statements.

3

World Opportunities Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 17.0%

Health Care Equipment & Supplies - 3.9%
Medtronic plc (United States)	351,640	$31,208,050

Health Care Providers & Services - 3.0%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	250,705	24,192,251

Life Sciences Tools & Services - 2.8%
QIAGEN N.V. (United States)	357,988	12,003,338
QIAGEN N.V. (United States)[1]	309,598	10,301,505

		22,304,843

Pharmaceuticals - 7.3%
Novartis AG - ADR (Switzerland)	395,330	32,998,195
Perrigo Co. plc (United States)	340,400	25,707,008

		58,705,203

Total Health Care		136,410,347

Industrials - 13.4%
Aerospace & Defense - 2.6%
Safran S.A. (France)[1]	224,155	20,556,469

Airlines - 1.1%
Ryanair Holdings plc - ADR (Ireland)*	79,023	8,503,665

Construction & Engineering - 1.5%
Vinci S.A. (France)[1]	145,060	12,373,860

Machinery - 1.4%
The Weir Group plc (United Kingdom)[1]	499,020	11,262,857

Trading Companies & Distributors - 3.9%
Brenntag AG (Germany)[1]	406,703	23,586,438
Howden Joinery Group plc (United Kingdom)[1]	1,470,240	7,799,363

		31,385,801

Transportation Infrastructure - 2.9%
Aena S.A. (Spain)[1,2]	117,625	22,969,200

Total Industrials		107,051,852

Information Technology - 11.9%
Internet Software & Services - 7.4%
Alibaba Group Holding Ltd. - ADR (China)*	120,995	17,048,196
NetEase, Inc. - ADR (China)	43,040	12,939,115
Tencent Holdings Ltd. - Class H (China)[1]	806,465	28,931,900

		58,919,211

The accompanying notes are an integral part of the financial statements.

4

World Opportunities Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 3.4%
Amdocs Ltd. - ADR (United States)	428,737	$27,636,387

Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	4,170	8,685,367

Total Information Technology		95,240,965

Materials - 8.3%
Chemicals - 5.9%
Akzo Nobel N.V. (Netherlands)[1]	325,700	28,325,735
Solvay S.A. (Belgium)[1]	140,365	18,838,594

		47,164,329

Metals & Mining - 2.4%
Antofagasta plc (Chile)[1]	388,815	4,056,520
First Quantum Minerals Ltd. (Zambia)	630,350	5,332,310
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,234,500	3,468,402
Lundin Mining Corp. (Canada)	1,139,850	6,478,019

		19,335,251

Total Materials		66,499,580

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 1.7%
Iliad S.A. (France)[1]	55,795	13,185,962

Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	821,645	13,080,589

Total Telecommunication Services		26,266,551

TOTAL COMMON STOCKS
(Identified Cost $713,868,952)		772,113,200

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management[3], 0.91%,
(Identified Cost $17,548,571)	17,548,571	17,548,571

TOTAL INVESTMENTS - 98.5%
(Identified Cost $731,417,523)		789,661,771
OTHER ASSETS, LESS LIABILITIES - 1.5%		12,369,148

NET ASSETS - 100%		$802,030,919

The accompanying notes are an integral part of the financial statements.

5

World Opportunities Series

Investment Portfolio - June 30, 2017

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $22,969,200 or 2.9% of the Series’ net assets as of June 30, 2017 (See Note 2 to the financial statements).

3Rate shown is the current yield as of June 30, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States - 18.2%; United Kingdom - 14.1%; France - 11.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

World Opportunities Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments (identified cost $731,417,523)	$789,661,771
Foreign tax reclaims receivable	7,885,076
Receivable for securities sold	6,504,656
Dividends receivable	1,118,588
Receivable for fund shares sold	281,225
Prepaid expenses	33,097

TOTAL ASSETS	805,484,413

LIABILITIES:

Accrued management fees (Note 3)	287,165
Accrued shareholder services fees (Class S) (Note 3)	167,248
Accrued fund accounting and administration fees (Note 3)	22,253
Accrued directors’ fees (Note 3)	2,424
Accrued Chief Compliance Officer service fees (Note 3)	196
Payable for fund shares repurchased	2,795,700
Other payables and accrued expenses	178,508

TOTAL LIABILITIES	3,453,494

TOTAL NET ASSETS	$802,030,919

NET ASSETS CONSIST OF:

Capital stock	$1,028,181
Additional paid-in-capital	1,262,416,604
Undistributed net investment income	6,029,719
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(525,281,011)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	57,837,426

TOTAL NET ASSETS	$802,030,919

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($802,030,919/102,818,111 shares)	$7.80

The accompanying notes are an integral part of the financial statements.

7

World Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,240,285) (Note 2)	$10,028,457

EXPENSES:

Management fees (Note 3)	3,710,443
Shareholder services fees (Class S) (Note 3)	343,459
Transfer agent fees (Note 3)	180,848
Fund accounting and administration fees (Note 3)	60,024
Directors’ fees (Note 3)	29,541
Chief Compliance Officer service fees (Note 3)	1,933
Legal fees	221,776
Custodian fees	68,654
Miscellaneous	147,540

Total Expenses	4,764,218

Less reduction of expenses (Note 3)	(304,926)

Net Expenses	4,459,292

NET INVESTMENT INCOME	5,569,165

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $6,468)	2,264,362
Foreign currency and translation of other assets and liabilities	(104,120)

2,160,242

Net change in unrealized appreciation (depreciation) on- Investments	103,285,228
Foreign currency and translation of other assets and liabilities	714,383

103,999,611

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	106,159,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,729,018

The accompanying notes are an integral part of the financial statements.

8

World Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,569,165	$13,420,053
Net realized gain (loss) on investments and foreign currency	2,160,242	(122,587,132)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	103,999,611	134,935,330

Net increase from operations	111,729,018	25,768,251

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(13,256,282)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(115,045,790)	(799,089,602)

Net decrease in net assets	(3,316,772)	(786,577,633)

NET ASSETS:

Beginning of period	805,347,691	1,591,925,324

End of period (including undistributed net investment income of $6,029,719 and $460,554, respectively)	$802,030,919	$805,347,691

The accompanying notes are an integral part of the financial statements.

9

World Opportunities Series

Financial Highlights*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 (UNAUDITED)		12/31/16		12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$6.81		$6.77		$7.33	$9.05	$7.75	$6.63

Income (loss) from investment operations:
Net investment income[1]	0.05		0.08	[2]	0.08	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.94		0.07		(0.51)	(1.01)	1.35	1.13

Total from investment operations	0.99		0.15		(0.43)	(0.91)	1.45	1.25

Less distributions to shareholders:
From net investment income	—		(0.11)		(0.13)	(0.10)	(0.10)	(0.13)
From net realized gain on investments	—		—		—	(0.71)	(0.05)	—

Total distributions to shareholders	—		(0.11)		(0.13)	(0.81)	(0.15)	(0.13)

Net asset value - End of period	$7.80		$6.81		$6.77	$7.33	$9.05	$7.75

Net assets - End of period (000’s omitted)	$802,031		$805,348		$1,591,925	$5,444,192	$7,924,877	$6,925,778

Total return[3]	14.54%		2.26%	[2,4]	(5.91% )	(9.77% )	18.79%	18.81%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.10%	[5]	1.07%		1.08%	1.07%	1.07%	1.08%
Net investment income	1.37%	[5]	1.19%	[2]	1.09%	1.16%	1.17%	1.64%
Portfolio turnover	18%		27%		71%	43%	46%	45%

*Effective May 1, 2017, Class A shares of the Series have been redesignated as Class S shares.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.08%	[5]	N/A		N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Includes a special dividend paid by two of the Series’ securities during the year. Without the special dividends, the Series’ net investment income per share, total return and net investment income ratio would have been $0.05, 1.51% and 0.68%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes the litigation settlement amount. Excluding this amount, the Series’ total return is 1.66%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

World Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Effective May 1, 2017, Class A shares of the Series have been redesignated as Class S shares. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 2.5 billion have been designated as World Opportunities Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$83,691,629	$38,098,478	$45,593,151	$—
Consumer Staples	200,811,428	63,555,002	137,256,426	—
Energy	34,831,677	34,831,677	—	—
Financials	21,309,171	—	21,309,171	—
Health Care	136,410,347	101,916,591	34,493,756	—
Industrials	107,051,852	8,503,665	98,548,187	—
Information Technology	95,240,965	57,623,698	37,617,267	—
Materials	66,499,580	15,278,731	51,220,849	—
Telecommunication Services	26,266,551	13,080,589	13,185,962	—
Mutual fund	17,548,571	17,548,571	—	—

Total assets	$789,661,771	$350,437,002	$439,224,769	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

12

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets. Prior to May 1, 2017, the contractual management fee for the Series was 1.00%.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

Effective May 1, 2017, shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Shares of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Effective May 1, 2017, the Advisor has contractually agreed, until at least February 28, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees, at no more than 0.85% of average daily net assets each year. The Series did not have a contractual expense limitation prior to April 30, 2017. Accordingly, the Advisor waived fees of $304,926 for the six months ended June 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets

14

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

(excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $138,449,458 and $258,014,607, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S shares of World Opportunities Series were:

	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	112,797,519	$28,203,724	16,981,724	$114,616,179
Reinvested	—	—	1,873,018	12,624,144
Repurchased	(128,314,846)	(143,249,514)	(135,727,616)	(926,329,925)

Total	(15,517,327)	$(115,045,790)	(116,872,874)	$(799,089,602)

Approximately 16% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

15

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$13,256,282

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$752,148,792
Unrealized appreciation	76,250,864
Unrealized depreciation	(38,737,885)

Net unrealized appreciation	$37,512,979

At December 31, 2016, the Series had net short-term capital loss carryforwards of $87,096,379 and net long-term capital loss carryforwards of $416,073,285, which may be carried forward indefinitely.

16

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17

World Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNWOP-6/17-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

OHIO TAX EXEMPT SERIES

Ohio Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17
Class A

Actual	$1,000.00	$1,021.80	$3.91

Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Ohio Tax Exempt Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES - 97.7%

Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3	$100,000	$100,886
Akron, Various Purposes Impt., Series A, G.O. Bond .	1.250%	12/1/2017	AA2	350,000	350,546
Akron, Various Purposes Impt., Series A, G.O. Bond .	5.000%	12/1/2018	AA2	225,000	237,438
Akron, Various Purposes Impt., Series C, G.O. Bond .	3.000%	12/1/2017	AA2	300,000	302,658
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1	720,000	763,618
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1	200,000	230,136
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1	100,000	104,878
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1	100,000	102,165
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA2	625,000	667,919
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A3	125,000	136,875
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1	500,000	600,915
Beavercreek City School District, G.O. Bond	5.000%	12/1/2024	Aa1	590,000	719,304
Beavercreek City School District, G.O. Bond	5.000%	12/1/2034	Aa1	210,000	242,273
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2	350,000	361,340
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	400,000	422,336
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	628,105
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2024	Aaa	600,000	736,164
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	250,000	310,910
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	WR3	190,000	200,762
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	120,000	126,797
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	WR3	125,000	134,182
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2037	AAA	335,000	388,376
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	40,000	42,285
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	75,000	80,584
Cincinnati, Public Impt., Series C, G.O. Bond	5.000%	12/1/2020	Aa2	300,000	337,539
Clermont County Transportation Improvement District, Public Impt., Revenue Bond	4.000%	12/1/2027	Aa2	500,000	573,400
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	370,000	391,793
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1	1,140,000	1,321,192

The accompanying notes are an integral part of the financial statements.

3

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	$235,000	$248,731
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	239,017
Columbus City School District, School Impt., G.O. Bond	5.000%	12/1/2029	Aa2	250,000	303,230
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2025	Aaa	375,000	433,811
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2026	Aaa	300,000	343,614
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	547,970
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	104,535
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa2	250,000	264,025
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa2	400,000	416,820
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa2	280,000	281,341
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa2	185,000	187,577
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa2	85,000	86,756
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa2	500,000	610,745
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa2	395,000	444,284
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa2	155,000	159,173
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa2	170,000	174,235
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2	245,000	250,762
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2	200,000	206,632
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2	200,000	208,428
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa	300,000	314,196
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	324,246
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1	235,000	292,244
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa	450,000	461,628
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	224,240
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	304,011
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa	275,000	339,867
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	105,523
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1	300,000	342,360
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1	375,000	431,276
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2025	Aa1	105,000	129,295
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1	500,000	608,695
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1	420,000	516,201
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1	350,000	369,635

The accompanying notes are an integral part of the financial statements.

4

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2	$100,000	$112,168
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA2	200,000	208,086
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	562,385
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2	570,000	694,921
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2	150,000	156,308
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	562,385
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2	500,000	577,565
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2	320,000	366,352
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1	500,000	528,125
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1	100,000	102,542
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1	300,000	326,262
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1	100,000	100,818
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1	100,000	100,401
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1	175,000	190,626
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA2	200,000	202,454
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA2	335,000	347,723
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2	200,000	211,074
Miamisburg City School District, G.O. Bond	5.000%	12/1/2022	Aa2	250,000	293,832
Miamisburg City School District, G.O. Bond	5.000%	12/1/2024	Aa2	275,000	334,152
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1	100,000	101,209
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	A1	100,000	103,159
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	A1	230,000	238,259
New Albany Plain Local School District, School Impt., G.O. Bond	4.000%	12/1/2028	Aa1	500,000	564,190
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa	340,000	359,346
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1	200,000	210,314

The accompanying notes are an integral part of the financial statements.

5

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1	$750,000	$862,635
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3	275,000	281,938
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3	375,000	398,329
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1	400,000	469,232
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	260,000	278,262
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa	500,000	571,630
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa	125,000	147,691
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa	300,000	320,895
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa	450,000	499,869
Ohio State Water Development Authority, Water Utility Impt., Series B, Revenue Bond	5.000%	12/1/2031	Aaa	455,000	547,811
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1	225,000	280,593
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1	350,000	433,822
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1	1,150,000	1,353,136
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	575,495
Ohio State, Series A, G.O. Bond	5.000%	9/1/2022	Aa1	125,000	147,316
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1	600,000	743,694
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2	650,000	687,408
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2	350,000	382,697
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	109,205
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1	150,000	158,415
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1	115,000	121,675
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3	100,000	101,261
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA2	250,000	253,292
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA2	140,000	141,911
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3	200,000	211,248
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2	100,000	102,684
Springboro, Water Utility Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2019	WR3	95,000	100,381

The accompanying notes are an integral part of the financial statements.

6

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Springboro, Water Utility Impt., Unrefunded Balance, G.O. Bond	5.000%	12/1/2019	Aa1	$5,000	$5,270
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1	100,000	110,420
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	500,000	527,220
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	500,000	545,245
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	275,000	297,701
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1	100,000	101,821
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa	535,000	615,287
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	112,752
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	416,240

TOTAL MUNICIPAL BONDS
(Identified Cost $40,964,529)					41,459,616

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management
(Identified Cost $672,839)	0.91%[4]			672,839	672,839

TOTAL INVESTMENTS - 99.3%
(Identified Cost $41,637,368)					42,132,455
OTHER ASSETS, LESS LIABILITIES - 0.7%					304,029

NET ASSETS - 100%					$42,436,484

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2017, there is no rating available (unaudited).

4Rate shown is the current yield as of June 30, 2017.

The accompanying notes are an integral part of the financial statements.

7

Ohio Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $41,637,368) (Note 2)	$42,132,455
Interest receivable	249,747
Receivable for fund shares sold	102,005
Prepaid expenses	1,903

TOTAL ASSETS	42,486,110

LIABILITIES:

Accrued management fees (Note 3)	17,625
Accrued fund accounting and administration fees (Note 3)	12,189
Accrued Directors’ fees (Note 3)	322
Accrued Chief Compliance Officer service fees (Note 3)	316
Audit fees payable	18,111
Other payables and accrued expenses	1,063

TOTAL LIABILITIES	49,626

TOTAL NET ASSETS	$42,436,484

NET ASSETS CONSIST OF:

Capital stock	$39,855
Additional paid-in-capital	41,914,836
Undistributed net investment income	48,242
Accumulated net realized loss on investments	(61,536)
Net unrealized appreciation on investments	495,087

TOTAL NET ASSETS	$42,436,484

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($42,436,484/3,985,534 shares)	$10.65

The accompanying notes are an integral part of the financial statements.

8

Ohio Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$364,668
Dividends	1,721

Total Investment Income	366,389

EXPENSES:

Management fees (Note 3)	107,362
Fund accounting and administration fees (Note 3)	30,118
Chief Compliance Officer service fees (Note 3)	1,933
Directors’ fees (Note 3)	1,358
Transfer agent fees (Note 3)	538
Audit fees	15,134
Custodian fees	1,226
Miscellaneous	8,792

Total Expenses	166,461

NET INVESTMENT INCOME	199,928

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(2,666)
Net change in unrealized appreciation (depreciation) on investments	723,421

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	720,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$920,683

The accompanying notes are an integral part of the financial statements.

9

Ohio Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$199,928	$349,561
Net realized gain (loss) on investments	(2,666)	18,213
Net change in unrealized appreciation (depreciation) on investments	723,421	(754,630)

Net increase (decrease) from operations	920,683	(386,856)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(193,392)	(358,742)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(2,711,957)	714,836

Net decrease in net assets	(1,984,666)	(30,762)

NET ASSETS:

Beginning of period	44,421,150	44,451,912

End of period (including undistributed net investment income of $48,242 and $ 41,706, respectively)	$42,436,484	$44,421,150

The accompanying notes are an integral part of the financial statements.

10

Ohio Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.47		$10.64	$10.57	$10.54	$10.93	$10.77

Income (loss) from investment operations:
Net investment income[1]	0.05		0.08	0.07	0.07	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.18		(0.16)	0.07	0.06	(0.31)	0.17

Total from investment operations	0.23		(0.08)	0.14	0.13	(0.17)	0.33

Less distributions to shareholders:
From net investment income	(0.05)		(0.09)	(0.07)	(0.06)	(0.14)	(0.17)
From net realized gain on investments	—		—	—	(0.04)	(0.08)	— [2]

Total distributions to shareholders	(0.05)		(0.09)	(0.07)	(0.10)	(0.22)	(0.17)

Net asset value - End of period	$10.65		$10.47	$10.64	$10.57	$10.54	$10.93

Net assets - End of period (000’s omitted)	$42,436		$44,421	$44,452	$44,596	$40,193	$38,749

Total return[3]	2.18%		(0.81% )	1.31%	1.27%	(1.59% )	3.09%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.78%	[4]	0.77%	0.77%	0.72%	0.78%	0.76%
Net investment income	0.93%	[4]	0.77%	0.62%	0.65%	1.34%	1.45%
Portfolio turnover	4%		13%	32%	41%	27%	9%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Ohio Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$41,459,616	$—	$41,459,616	$—
Mutual fund	672,839	672,839	—	—

Total assets	$42,132,455	$672,839	$41,459,616	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2017. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”)

14

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short- term securities, were $1,685,332 and $3,744,261 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Ohio Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	108,596	$1,147,290	487,801	$5,250,491
Reinvested	17,745	187,963	33,047	351,308
Repurchased	(382,737)	(4,047,210)	(457,572)	(4,886,963)

Total	(256,396)	$(2,711,957)	63,276	$714,836

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

15

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$1,800
Tax exempt income	$356,942

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$41,637,368
Unrealized appreciation	629,546
Unrealized depreciation	(134,459)

Net unrealized appreciation	$495,087

At December 31, 2016, the Series had net short-term capital loss carryforwards of $11,099 and net long-term capital loss carryforwards of $47,771 which may be carried forward indefinitely.

16

{This page intentionally left blank}

17

Ohio Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOTE-6/17-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

DIVERSIFIED TAX EXEMPT SERIES

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17
Class A

Actual	$1,000.00	$1,024.20	$2.91

Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2017

(unaudited)

Top Ten States[2]
New York	11.6%	Pennsylvania	5.1%
Washington	8.5%	Georgia	4.9%
Florida	7.6%	Kansas	3.5%
Ohio	6.8%	Oregon	3.4%
Texas	6.6%	Arizona	3.2%

[2] As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 97.7%

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1	$500,000	$574,315

ARIZONA - 3.1%

Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,251,915
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,454,688
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,410,183
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA2	1,000,000	1,077,460
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,556,436
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1	1,340,000	1,416,554
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	450,912
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	511,998

					9,130,146

COLORADO - 2.5%

Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA2	1,000,000	1,245,730
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,637,640
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2	2,435,000	2,656,536
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1	1,500,000	1,634,850

					7,174,756

DELAWARE - 0.7%

Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1	2,000,000	2,113,160

DISTRICT OF COLUMBIA - 1.3%

District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2	1,380,000	1,652,950
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	900,000	1,044,243
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,175,170

					3,872,363

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

FLORIDA - 7.5%

Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	$1,010,000	$1,095,527
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,117,409
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	991,640
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,725,981
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	924,154
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	948,006
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	851,183
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,168,620
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,626,465
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,027,930
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,385,300
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	544,925
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,430,422
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	701,318
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	536,660
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,288,269
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1	400,000	417,812
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	592,265
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	525,600

					21,899,486

GEORGIA - 4.9%

Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2	1,160,000	1,263,089
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	541,980
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,585,000	1,662,998
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa2	1,200,000	1,269,744
Georgia State, Series E, G.O. Bond	5.000%	12/1/2025	Aaa	4,000,000	4,996,360
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,375,955

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

GEORGIA (continued)

Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	$500,000	$527,990
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	522,845
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,104,500

					14,265,461

HAWAII - 1.1%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	1,000,000	1,076,010
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	2,086,525

					3,162,535

ILLINOIS - 2.5%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	527,680
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	658,925
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2018	WR3	180,000	184,473
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2019	WR3	10,000	10,518
Central Lake County Joint Action Water Agency, Unrefunded Balance, Revenue Bond	4.000%	5/1/2019	Aa2	750,000	788,670
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1	820,000	865,682
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,387,420
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3	1,000,000	1,087,500
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3	725,000	773,372

					7,284,240

INDIANA - 1.5%

Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	761,792
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1	2,540,000	2,683,713

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

INDIANA (continued)

Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	$750,000	$798,750

					4,244,255

IOWA - 0.8%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,391,460

KANSAS - 3.4%

Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2	500,000	545,460
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA2	2,965,000	3,207,063
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3	845,000	891,644
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA2	1,000,000	1,049,720
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA2	2,000,000	2,171,420
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3	450,000	465,224
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3	1,495,000	1,657,477

					9,988,008

KENTUCKY - 0.6%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2	500,000	537,075
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3	1,070,000	1,289,275

					1,826,350

LOUISIANA - 1.6%

Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1	1,135,000	1,178,720
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1	990,000	1,074,794
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A2	600,000	673,788
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A2	1,700,000	1,881,781

					4,809,083

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MAINE - 0.2%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	$570,000	$629,086

MARYLAND - 0.2%

Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	537,385

MASSACHUSETTS - 1.5%

Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[4]	1.160%	8/1/2043	Aa1	1,225,000	1,224,988
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,016,020

					4,241,008

MICHIGAN - 1.1%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,052,630
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	781,403
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1	1,000,000	1,069,300
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2	400,000	427,720

					3,331,053

MINNESOTA - 1.6%

Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2	2,130,000	2,232,346
Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,446,300

					4,678,646

MISSOURI - 1.3%

Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	750,000	862,478
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2	1,590,000	1,919,559
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	260,000	262,285
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	792,730

					3,837,052

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEBRASKA - 2.6%

Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA2	$2,000,000	$2,300,500
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1	1,000,000	1,057,970
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1	500,000	528,985
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,092,900
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2	1,000,000	1,200,420
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2	1,265,000	1,342,481

					7,523,256

NEW HAMPSHIRE - 1.0%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	2,575,000	2,812,466

NEW JERSEY - 1.1%

New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3	455,000	459,209
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A2	1,625,000	1,717,690
New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A2	915,000	967,192

					3,144,091

NEW MEXICO - 1.3%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,462,425
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,384,600

					3,847,025

NEW YORK - 11.4%

Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1	1,500,000	1,833,540
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1	1,385,000	1,678,620
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1	725,000	764,802
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,315,000	1,433,744

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT1 RATING (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW YORK (continued)

Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	1.220%	11/15/2044	A1	$1,600,000	$1,599,376
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	1,000,000	1,066,510
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	2,922,540
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2	2,880,000	3,485,376
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa2	1,000,000	1,112,950
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,000,000	2,389,200
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2	2,000,000	2,389,200
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	454,843
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2025	Aa1	2,000,000	2,443,320
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR3	495,000	519,324
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA2	1,640,000	1,722,968
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	1,000,000	1,042,190
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	924,701
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3	500,000	520,975
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	775,032
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	1,038,220
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,360,783

					33,478,214

NORTH CAROLINA - 2.1%

Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,578,024
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	644,392
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	435,812
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A2	3,000,000	3,558,300

					6,216,528

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NORTH DAKOTA - 0.3%

North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	A2	$800,000	$821,472

OHIO - 6.7%

American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,174,494
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1	25,000	25,655
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	628,105
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,243,640
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa3	600,000	757,428
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	3,735,000	3,997,346
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1	2,000,000	2,137,780
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1	4,200,000	4,941,888
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	1,175,000	1,238,967
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,101,395
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	699,133
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	676,441

					19,622,272

OKLAHOMA - 1.8%

Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	3,003,330
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3	2,000,000	2,249,660

					5,252,990

OREGON - 3.4%

Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2	1,435,000	1,725,602
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AA2	1,000,000	892,080
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA2	440,000	472,758
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	230,000	232,758

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OREGON (continued)

Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3	$1,285,000	$1,389,214
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2026	Aa2	2,480,000	3,083,880
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa3	1,000,000	909,130
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1	1,015,000	1,167,585

					9,873,007

PENNSYLVANIA - 5.0%

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3	640,000	691,008
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1	1,500,000	1,631,685
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA2	600,000	634,278
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,113,680
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,422,060
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3	615,000	641,260
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3	1,050,000	1,132,761
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,089,250
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	A2	20,000	20,936
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1	1,370,000	1,440,459
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1	1,000,000	1,073,430
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2	1,000,000	1,081,040
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2	1,325,000	1,386,122
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA2	1,500,000	1,412,100

					14,770,069

SOUTH CAROLINA - 2.2%

Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	599,859

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

SOUTH CAROLINA (continued)

Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	$500,000	$614,730
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	85,000	90,032
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1	2,500,000	2,698,825
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,104,880
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1	685,000	718,620
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	700,000	736,617

					6,563,563

TENNESSEE - 2.9%

Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	929,032
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	816,136
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	737,738
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	441,492
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1	655,000	691,811
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	2,000,000	2,112,200
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	1,000,000	1,056,100
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	1,505,000	1,598,536

					8,383,045

TEXAS - 6.5%

Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3	1,600,000	1,793,712
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	587,150
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2	1,500,000	1,863,000
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1	1,000,000	1,040,550
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	604,521
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	530,775

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TEXAS (continued)

Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	$600,000	$715,920
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2	1,265,000	1,519,682
Houston Combined Utility System, Series S, Revenue Bond[4]	1.760%	5/15/2034	AA2	1,000,000	1,000,190
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2	845,000	919,690
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,005,900
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2	2,535,000	3,032,215
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	590,035
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	613,800
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA[2]	2,200,000	2,621,190
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA2	500,000	530,545

					18,968,875

UTAH - 0.4%

Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA2	975,000	1,167,007

VIRGINIA - 0.8%

Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2	500,000	517,745
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2	400,000	415,192
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa	1,290,000	1,400,863

					2,333,800

WASHINGTON - 8.4%

Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3	400,000	420,572
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,497,367
Everett, G.O. Bond[4]	1.260%	12/1/2034	AA2	930,000	919,882
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2	750,000	821,625

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WASHINGTON (continued)

Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2	$1,675,000	$1,799,503
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1	4,000,000	4,907,560
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,297,560
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,617,260
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2	1,060,000	1,119,466
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	1,095,000	1,169,734
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2	1,000,000	1,042,050
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	475,000	498,313
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1	2,000,000	2,189,960
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1	2,675,000	3,242,073

					24,542,925

WEST VIRGINIA - 0.4%

Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2	1,210,000	1,232,131

WISCONSIN - 1.8%

Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2	470,000	535,979
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA2	1,000,000	990,980
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond ..	5.000%	11/15/2018	Aa2	600,000	632,244
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1	510,000	527,238
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,211,000
WPPI Energy, Unrefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1	475,000	494,898

					5,392,339

TOTAL MUNICIPAL BONDS (Identified Cost $283,155,087)					285,934,923

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management
(Identified Cost $2,641,463)	0.91%[5]			$2,641,463	$2,641,463

TOTAL INVESTMENTS - 98.6%
(Identified Cost $285,796,550)					288,576,386

OTHER ASSETS, LESS LIABILITIES - 1.4%					4,016,817

NET ASSETS - 100%					$292,593,203

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2017, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of June 30, 2017.

5Rate shown is the current yield as of June 30, 2017.

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $285,796,550) (Note 2)	$288,576,386
Interest receivable	3,447,995
Receivable for fund shares sold	737,996
Dividends receivable	2,036
Prepaid expenses	20,212

TOTAL ASSETS	292,784,625

LIABILITIES:

Accrued management fees (Note 3)	120,960
Accrued fund accounting and administration fees (Note 3)	23,737
Accrued Directors fees (Note 3)	882
Accrued Chief Compliance Officer service fees (Note 3)	277
Audit fees payable	18,516
Payable for fund shares repurchased	14,146
Other payables and accrued expenses	12,904

TOTAL LIABILITIES	191,422

TOTAL NET ASSETS	$292,593,203

NET ASSETS CONSIST OF:

Capital stock Additional paid-in-capital	$264,637 289,866,239
Undistributed net investment income	392,326
Accumulated net realized loss on investments	(709,835)
Net unrealized appreciation on investments	2,779,836

TOTAL NET ASSETS	$292,593,203

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($292,593,203/26,463,698 shares)	$11.06

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$2,681,398
Dividends	10,447

Total Investment Income	2,691,845

EXPENSES:

Management fees (Note 3)	750,678
Fund accounting and administration fees (Note 3)	52,999
Directors’ fees (Note 3)	10,621
Transfer agent fees (Note 3)	2,201
Chief Compliance Officer service fees (Note 3)	1,933
Custodian fees	8,235
Miscellaneous	44,181

Total Expenses	870,848

NET INVESTMENT INCOME	1,820,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	21,261
Net change in unrealized appreciation (depreciation) on investments	5,338,433

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,359,694

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,180,691

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,820,997	$3,488,555
Net realized gain (loss) on investments	21,261	141,722
Net change in unrealized appreciation (depreciation) on investments	5,338,433	(6,304,198)

Net increase (decrease) from operations	7,180,691	(2,673,921)

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(1,683,085)	(3,710,962)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(29,290,291)	(35,812,746)

Net decrease in net assets	(23,792,685)	(42,197,629)

NET ASSETS:

Beginning of period	316,385,888	358,583,517

End of period (including undistributed net investment income of $392,326 and $254,414, respectively)	$292,593,203	$316,385,888

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Financial Highlights

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED
	6/30/17 (UNAUDITED)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.86	$11.07	$11.00	$10.91	$11.39	$11.28

Income (loss) from investment operations:
Net investment income[1]	0.07	0.11	0.09	0.08	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.19	(0.20)	0.08	0.09	(0.29)	0.14

Total from investment operations	0.26	(0.09)	0.17	0.17	(0.15)	0.34

Less distributions to shareholders:
From net investment income	(0.06)	(0.12)	(0.10)	(0.08)	(0.13)	(0.20)
From net realized gain on investments	—	—	—	—	(0.20)	(0.03)

Total distributions to shareholders	(0.06)	(0.12)	(0.10)	(0.08)	(0.33)	(0.23)

Net asset value - End of period	$11.06	$10.86	$11.07	$11.00	$10.91	$11.39

Net assets - End of period (000’s omitted)	$292,593	$316,386	$358,584	$376,271	$335,679	$332,228

Total return[2]	2.42%	(0.83% )	1.51%	1.51%	(1.28% )	3.01%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.58%[3]	0.57%	0.57%	0.56%	0.57%	0.57%
Net investment income	1.21%[3]	1.01%	0.80%	0.75%	1.21%	1.71%
Portfolio turnover	0%[4]	16%	33%	25%	58%	9%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 1%.

The accompanying notes are an integral part of the financial statements.

19

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$285,934,923	$—	$285,934,923	$—
Mutual fund	2,641,463	2,641,463	—	—

Total assets	$288,576,386	$2,641,463	$285,934,923	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2017. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”)

22

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $605,725 and $25,179,969, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Diversified Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,679,849	$18,482,552	3,651,508	$40,788,058
Reinvested	134,958	1,484,488	304,427	3,358,990
Repurchased	(4,484,521)	(49,257,331)	(7,222,411)	(79,959,794)

Total	(2,669,714)	$(29,290,291)	(3,266,476)	$(35,812,746)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

23

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

7.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

 Ordinary income           $      11,262

 Tax exempt income      $ 3,699,700

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$285,796,550
Unrealized appreciation	3,991,333
Unrealized depreciation	(1,211,497)

Net unrealized appreciation	$2,779,836

As of December 31, 2016, the Series had net short-term capital loss carryforwards of $270,182 and net long-term capital loss carryforwards of $460,914, which may be carried forward indefinitely.

24

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25

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-6/17-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

NEW YORK TAX EXEMPT SERIES

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17
Actual	$1,000.00	$1,024.50	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 98.1%

Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA2	$1,295,000	$1,367,274
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA2	1,125,000	1,227,949
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2	365,000	382,717
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2	400,000	437,452
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	334,482
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA2	225,000	227,084
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3	1,175,000	1,194,164
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2	675,000	692,145
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	513,210
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	277,858
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2	1,385,000	1,429,389
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	330,765
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	350,859
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3	405,000	410,662
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	504,545
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	276,152
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	542,865
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA2	375,000	395,216
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA2	305,000	315,199
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	880,422
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2	310,000	316,147
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA2	305,000	316,855
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1	600,000	631,308
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1	450,000	462,978
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1	1,025,000	1,054,325
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2	300,000	305,115
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	550,360
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA2	305,000	308,145
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	258,558
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3	215,000	218,548
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	649,952
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2	420,000	421,688
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA2	355,000	358,660
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	510,480
The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3	$475,000	$483,878
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A2	200,000	206,560
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	510,295
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3	450,000	456,210
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA2	590,000	597,717
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	344,571
Metropolitan Transportation Authority, Climate Bond Certified Green Bond, Series B-2, Revenue Bond	5.000%	11/15/2025	AA2	1,350,000	1,671,138
Metropolitan Transportation Authority, Series A-1, Revenue Bond	2.500%	11/15/2025	A1	2,000,000	2,049,920
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1	750,000	917,362
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,000,000	1,090,300
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	294,402
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1	505,000	589,547
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA2	1,885,000	2,251,124
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR3	700,000	753,060
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR3	90,000	96,822
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2	1,000,000	1,017,010
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2	200,000	212,088
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1	650,000	685,685
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	545,150
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	1,000,000	1,153,050
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	1.220%	11/15/2044	A1	600,000	599,766
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series B, Revenue Bond	6.500%	11/15/2028	A1	210,000	225,779
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2	455,000	490,249
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA2	500,000	517,300
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	736,398

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR3	$350,000	$368,994
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	500,000	525,535
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	591,190
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2	500,000	515,165
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	2,425,000	2,586,287
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2	365,000	372,001
New York City Transitional Finance Authority Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2	1,250,000	1,544,312
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2	1,000,000	1,041,500
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2	1,000,000	1,077,820
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,393,460
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,012,210
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	576,346
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1	2,000,000	2,403,660
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,594,330
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1	750,000	917,482
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2021	WR3	315,000	327,389
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,237,125
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa1	950,000	987,364
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa1	500,000	539,240
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1	700,000	757,085
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1	3,000,000	3,707,940
New York City Water & Sewer System, Unrefunded Balance, Revenue Bond	5.000%	6/15/2021	Aa1	1,590,000	1,654,141

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa1	$175,000	$181,867
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,700,000	3,225,420
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2	4,865,000	5,903,483
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1	445,000	479,336
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA2	2,000,000	2,025,760
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1	220,000	229,229
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1	500,000	507,850
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2	750,000	807,472
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	611,520
New York State Dormitory Authority, Income Tax Revenue, Series B, Revenue Bond, AMBAC	5.500%	3/15/2026	Aa1	1,200,000	1,533,876
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	863,574
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1	500,000	524,100
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	615,955
New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A2	1,000,000	1,047,800
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA2	250,000	259,150
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA2	1,265,000	1,349,818
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2024	Aa1	4,000,000	4,814,000
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2027	Aa1	300,000	372,180
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2	500,000	524,925
New York State Dormitory Authority, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2020	Aa2	225,000	242,521
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,139,160
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa	1,250,000	1,390,800

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa	$1,000,000	$1,204,870
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa	1,000,000	1,183,670
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2018	AA2	225,000	231,937
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR3	100,000	104,914
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA2	250,000	262,648
New York State Thruway Authority, Highway Impt., Revenue Bond	5.000%	4/1/2018	AA2	2,025,000	2,087,431
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	605,732
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2	590,000	601,747
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	525,000	547,150
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1	1,285,000	1,455,057
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2025	Aa1	1,170,000	1,408,177
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, NATL	5.500%	3/15/2024	Aa1	1,250,000	1,549,525
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1	1,050,000	1,296,603
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1	2,000,000	2,460,040
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1	3,440,000	3,536,389
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,140,790
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	619,941
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	510,580
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA2	360,000	365,940
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	432,940
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1	500,000	512,700
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	410,356
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3	200,000	204,866
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2	1,400,000	1,435,378
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2	250,000	277,050
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2	1,000,000	1,172,450

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2	$1,000,000	$1,198,170
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2	715,000	655,605
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3	520,000	618,982
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	388,430
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	972,000
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3	400,000	422,440
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	923,707
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	3,045,150
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3	200,000	211,036
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2	300,000	304,035
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	930,000	943,206
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	111,254
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3	1,625,000	1,724,401
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	242,529
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3	225,000	227,846
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	515,750
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1	95,000	96,924
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA2	710,000	719,777
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA[2]	1,225,000	1,403,372
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR3	25,000	27,899
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	194,353
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2018	AAA[2]	2,000,000	2,074,800
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2019	AAA[2]	775,000	833,497
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	6/1/2018	AAA[2]	200,000	207,442
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2	500,000	511,625
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA2	1,000,000	1,082,210
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	1,015,000	1,031,778
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	539,545
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1	545,000	560,271

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA2	$365,000	$368,621
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	355,000	361,244
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3	530,000	548,926
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3	890,000	939,457
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3	1,075,000	1,174,330
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	422,142
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR3	305,000	321,885
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR3	310,000	327,162
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	4.000%	11/15/2017	A1	430,000	434,979
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	796,822
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3	350,000	355,516
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3	250,000	260,488
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3	820,000	895,768
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,185,480
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,174,150
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3	500,000	527,785
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	544,201
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA2	685,000	701,467
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA2	580,000	590,173
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	569,785
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	541,485
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	314,199
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA2	375,000	388,534
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR3	5,000	5,031
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1	410,000	412,583
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1	495,000	502,009
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3	420,000	428,005
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%	10/15/2017	A2	500,000	501,550

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Investment Portfolio - June 30, 2017

(unaudited)

	COUPON RATE		MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%		8/15/2020	A2	$350,000	$376,918

TOTAL MUNICIPAL BONDS
(Identified Cost $155,274,132)						157,706,891

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management
(Identified Cost $1,662,537)	0.91%	[5]			1,662,537	1,662,537

TOTAL INVESTMENTS - 99.1%
(Identified Cost $156,936,669)						159,369,428
OTHER ASSETS, LESS LIABILITIES - 0.9%						1,462,194

NET ASSETS - 100%						$160,831,622

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2017, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of June 30, 2017.

5Rate shown is the current yield as of June 30, 2017.

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $156,936,669) (Note 2)	$159,369,428
Interest receivable	1,412,971
Receivable for fund shares sold	161,654
Prepaid expenses	3,884

TOTAL ASSETS	160,947,937

LIABILITIES:

Accrued management fees (Note 3)	66,705
Accrued fund accounting and administration fees (Note 3)	17,663
Accrued directors’ fees (Note 3)	379
Accrued Chief Compliance Officer service fees (Note 3)	297
Audit fees payable	19,219
Payable for fund shares repurchased	6,043
Other payables and accrued expenses	6,009

TOTAL LIABILITIES	116,315

TOTAL NET ASSETS	$160,831,622

NET ASSETS CONSIST OF:

Capital stock	$153,027
Additional paid-in-capital	158,032,594
Undistributed net investment income	183,662
Accumulated net realized gain on investments	29,580
Net unrealized appreciation on investments	2,432,759

TOTAL NET ASSETS	$160,831,622

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($160,831,622/15,302,698 shares)	$10.51

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$1,356,514
Dividends	8,516

Total Investment Income	1,365,030

EXPENSES:

Management fees (Note 3)	399,285
Fund accounting and administration fees (Note 3)	40,685
Directors’ fees (Note 3)	5,347
Chief Compliance Officer service fees (Note 3)	1,932
Transfer agent fees (Note 3)	1,602
Custodian fees	4,670
Miscellaneous	30,297

Total Expenses	483,818

NET INVESTMENT INCOME	881,212

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	2,943
Net change in unrealized appreciation (depreciation) on investments	2,949,687

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,952,630

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,833,842

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$881,212	$1,566,554
Net realized gain (loss) on investments	2,943	80,455
Net change in unrealized appreciation (depreciation) on investments	2,949,687	(2,691,963)

Net increase (decrease) from operations	3,833,842	(1,044,954)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(799,548)	(1,648,760)
From net realized gain on investments	—	(57,361)

Total distributions to shareholders	(799,548)	(1,706,121)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(3,494,183)	(10,560,519)

Net decrease in net assets	(459,889)	(13,311,594)

NET ASSETS:

Beginning of period	161,291,511	174,603,105

End of period (including undistributed net investment income of $183,662 and $101,998, respectively)	$160,831,622	$161,291,511

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.31		$10.50	$10.42	$10.40	$10.78	$10.63

Income (loss) from investment operations:
Net investment income[1]	0.06		0.10	0.08	0.07	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.19		(0.18)	0.08	0.07	(0.36)	0.16

Total from investment operations	0.25		(0.08)	0.16	0.14	(0.19)	0.35

Less distributions to shareholders:
From net investment income	(0.05)		(0.11)	(0.08)	(0.07)	(0.16)	(0.20)
From net realized gain on investments	—		— [2]	—	(0.05)	(0.03)	— [2]

Total distributions to shareholders	(0.05)		(0.11)	(0.08)	(0.12)	(0.19)	(0.20)

Net asset value - End of period	$10.51		$10.31	$10.50	$10.42	$10.40	$10.78

Net assets - End of period (000’s omitted)	$160,832		$161,292	$174,603	$180,729	$163,836	$162,785

Total return[3]	2.45%		(0.79% )	1.54%	1.28%	(1.72% )	3.31%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.61%	[4]	0.60%	0.60%	0.58%	0.60%	0.60%
Net investment income	1.10%	[4]	0.93%	0.74%	0.68%	1.57%	1.72%
Portfolio turnover	2%		19%	35%	43%	33%	7%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$157,706,891	$—	$157,706,891	$—
Mutual fund	1,662,537	1,662,537	—	—

Total assets	$159,369,428	$1,662,537	$157,706,891	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2017. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $3,713,217 and $2,812,288, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of New York Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	615,675	$6,419,532	1,358,590	$14,312,915
Reinvested	71,329	746,083	152,544	1,595,775
Repurchased	(1,022,005)	(10,659,798)	(2,507,504)	(26,469,209)

Total	(335,001)	$(3,494,183)	(996,370)	$(10,560,519)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

18

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016, were as follows:

Ordinary income	$ 4,245
Tax exempt income	$1,644,515
Long-term capital gains	$ 57,361

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$156,936,669
Unrealized appreciation	2,742,374
Unrealized depreciation	(309,615)

Net unrealized appreciation	$2,432,759

19

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20

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21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-6/17-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

CORE BOND SERIES

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,020.60	$3.51	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class I
Actual	$1,000.00	$1,021.40	$2.26	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Core Bond Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 41.7%

Non-Convertible Corporate Bonds - 41.7%
Consumer Discretionary - 3.6%
Auto Components - 0.8%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	$1,405,000	$1,493,549

Household Durables - 0.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,485,000	1,554,694

Internet & Direct Marketing Retail - 1.0%
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	2,030,000	2,054,898

Media - 0.5%
Comcast Corp., 4.40%, 8/15/2035	A3	975,000	1,048,064

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	1,030,000	1,049,100

Total Consumer Discretionary			7,200,305

Consumer Staples - 2.3%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	1,303,000	2,018,837
PepsiCo, Inc., 3.10%, 7/17/2022	A1	895,000	927,445

			2,946,282

Food & Staples Retailing - 0.8%
CVS Health Corp., 3.50%, 7/20/2022	Baa1	1,445,000	1,498,556

Total Consumer Staples			4,444,838

Energy - 6.0%
Energy Equipment & Services - 1.0%
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	Baa1	1,890,000	1,966,450

Oil, Gas & Consumable Fuels - 5.0%
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	A1	1,805,000	1,833,098
Chevron Corp., 1.79%, 11/16/2018	Aa2	950,000	952,909
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2	985,000	1,048,521
ConocoPhillips Co., 3.35%, 5/15/2025	Baa2	935,000	949,935
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa2	1,000,000	999,260
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	1,965,000	2,030,943
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3	990,000	962,310
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	A3	1,000,000	1,049,165

			9,826,141

Total Energy			11,792,591

Financials - 13.4%
Banks - 6.4%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	Baa2	1,400,000	1,432,868
Bank of America Corp., 4.00%, 1/22/2025	Baa3	1,480,000	1,505,774
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	Baa3	750,000	939,352
Citigroup, Inc., 3.875%, 3/26/2025	Baa3	1,960,000	1,972,113

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1	$935,000	$958,068
JPMorgan Chase & Co.[3], 2.776%, 4/25/2023	A3	2,050,000	2,053,682
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021	Aaa	1,700,000	1,673,502
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa2	1,978,000	2,050,745

			12,586,104

Capital Markets - 3.5%
The Goldman Sachs Group, Inc.[3], 2.80%, 11/29/2023	A3	1,910,000	1,971,548
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2	1,010,000	1,043,997
Morgan Stanley[3], 2.373%, 5/8/2024	A3	1,550,000	1,558,003
Morgan Stanley, 5.00%, 11/24/2025	Baa2	1,385,000	1,506,129
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3	920,000	941,431

			7,021,108

Diversified Financial Services - 1.0%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3	1,880,000	1,994,652

Insurance - 2.5%
American International Group, Inc., 4.125%, 2/15/2024	Baa1	1,435,000	1,515,074
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	2,300,000	2,465,899
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	Baa2	870,000	969,354

			4,950,327

Total Financials			26,552,191

Health Care - 1.3%
Biotechnology - 0.5%
AbbVie, Inc., 1.80%, 5/14/2018	Baa2	960,000	961,212

Health Care Providers & Services - 0.8%
Express Scripts Holding Co., 3.50%, 6/15/2024	Baa2	1,500,000	1,513,100

Total Health Care			2,474,312

Industrials - 3.1%
Airlines - 0.5%
Southwest Airlines Co., 2.75%, 11/6/2019	A3	670,000	680,443
Southwest Airlines Co., 2.65%, 11/5/2020	A3	345,000	349,108

			1,029,551

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.6%
Fluor Corp., 3.50%, 12/15/2024	A3	$1,000,000	$1,037,315

Industrial Conglomerates - 2.0%
General Electric Co.[3], 1.551%, 5/5/2026	A1	2,050,000	2,012,772
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022.	A1	1,925,000	1,964,389

			3,977,161

Total Industrials			6,044,027

Information Technology - 3.8%
Internet Software & Services - 1.0%
Activision Blizzard, Inc., 3.40%, 6/15/2027	Baa2	1,995,000	1,988,209

IT Services - 1.3%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	1,030,000	1,042,739
Visa, Inc., 2.80%, 12/14/2022	A1	1,470,000	1,496,661

			2,539,400

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc., 3.30%, 4/1/2027	A3	2,000,000	2,032,506
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	1,010,000	1,035,789

			3,068,295

Total Information Technology			7,595,904

Materials - 4.1%
Chemicals - 1.1%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	920,000	1,030,434
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	Baa2	1,060,000	1,093,772

			2,124,206

Metals & Mining - 2.5%
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	A3	1,889,000	2,011,577
Glencore Funding, LLC (Switzerland)[2], 4.625%, 4/29/2024	Baa2	1,873,000	1,958,034
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	Baa2	1,021,000	1,046,775

			5,016,386

Paper & Forest Products - 0.5%
Domtar Corp., 4.40%, 4/1/2022	Baa3	935,000	982,592

Total Materials			8,123,184

Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITS) - 1.9%
American Tower Corp., 3.30%, 2/15/2021	Baa3	1,935,000	1,985,550
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	650,000	698,810
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	250,000	266,780
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	A2	400,000	409,736

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	$450,000	$444,920

Total Real Estate			3,805,796

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc., 5.20%, 3/15/2020	Baa1	1,830,000	1,966,395
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1	1,930,000	1,993,263

			3,959,658

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[2], 3.598%, 4/10/2018	Baa3	465,000	465,149

Total Telecommunication Services			4,424,807

TOTAL CORPORATE BONDS
(Identified Cost $81,045,833)			82,457,955

ASSET-BACKED SECURITIES - 6.6%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[2], 1.639%, 2/15/2021	WR5	54,936	54,387
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa	950,000	943,717
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR5	155,846	154,873
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	Aaa	710,000	709,352
Colony American Homes, Series 2015-1A, Class A2,3, 2.372%, 7/17/2032	Aaa	559,038	559,865
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	AAA[6]	350,000	351,062
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA[6]	323,308	323,321
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	AAA[6]	397,471	397,067
Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 4/15/2020	AAA[6]	1,000,000	1,001,084
GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/2020	AAA[6]	1,000,000	998,931
Home Partners of America Trust, Series 2016-1, Class A2,3, 2.859%, 3/17/2033	Aaa	326,757	331,654
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA[6]	367,473	366,834
Invitation Homes Trust, Series 2015-SFR3, Class A2,3, 2.509%, 8/17/2032	Aaa	573,710	576,326

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa	$900,000	$897,702
Navient Student Loan Trust, Series 2016-3A, Class A1[2,3], 1.816%, 6/25/2065	AAA[6]	519,317	520,320
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	Aaa	390,000	390,316
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa	1,595,150	1,628,613
SoFi Professional Loan Program LLC, Series 2014-A, Class A2[2], 3.02%, 10/25/2027	AAA[6]	260,605	263,049
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	Aaa	1,000,000	997,943
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	Aaa	260,207	259,556
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	AAA[6]	565,000	564,477
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR5	182,771	182,653
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa	500,000	494,511

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $12,939,146)			12,967,613

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA[6]	41,628	42,939
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA[6]	400,000	396,587
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR5	400,000	403,746
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,3], 2.50%, 5/25/2043	AAA[6]	292,127	277,635
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,3], 2.13%, 2/25/2043	AAA[6]	225,053	215,160
CSMC Trust 2013-6, Class 2A1[2,3], 3.50%, 8/25/2043	AAA[6]	972,052	980,747
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR5	49,223	49,517
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.191%, 4/25/2021	Aaa	7,446,655	288,478
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.531%, 10/25/2021	Aaa	1,162,846	63,172
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.472%, 6/25/2022	Aaa	9,383,667	566,484
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[3], 3.32%, 2/25/2023	Aaa	900,000	944,950
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.211%, 4/25/2023	Aaa	13,983,882	149,600
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.112%, 5/25/2023	Aaa	8,224,339	52,280

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[3], 3.06%, 7/25/2023	Aaa	$870,000	$900,486
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[3], 3.458%, 8/25/2023	Aaa	1,895,000	2,002,162
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	Aaa	589,118	586,807
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.546%, 10/25/2018	Aaa	1,566,238	24,976
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	Aaa	1,400,000	1,432,276
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	Aaa	1,800,000	1,846,489
FREMF Mortgage Trust, Series 2011-K15, Class B2,3, 4.948%, 8/25/2044	WR5	170,000	184,943
FREMF Mortgage Trust, Series 2011-K701, Class B2,3, 4.237%, 7/25/2048	AA6	160,000	160,906
FREMF Mortgage Trust, Series 2013-K712, Class B2,3, 3.365%, 5/25/2045	AA6	360,000	368,382
FREMF Mortgage Trust, Series 2015-K42, Class B2,3, 3.852%, 12/25/2024	A3	380,000	386,256
FREMF Mortgage Trust, Series 2015-K43, Class B2,3, 3.735%, 2/25/2048	WR5	400,000	407,414
FREMF Mortgage Trust, Series 2015-K720, Class B2,3, 3.389%, 7/25/2022	Baa2	340,000	340,094
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,3], 3.382%, 12/15/2034	AA6	400,000	409,169
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,3], 3.382%, 12/15/2034	BBB[6]	220,000	223,211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[6]	200,000	209,767
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,3], 3.00%, 3/25/2043	WR5	159,139	158,523
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,3], 3.50%, 5/25/2043	AAA[6]	178,674	181,277
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,3], 3.00%, 6/25/2029	AAA[6]	229,102	231,196
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa	193,579	193,624
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	WR5	350,000	349,488
New Residential Mortgage Loan Trust, Series 2014-1A, Class A2,3, 3.75%, 1/25/2054	AAA[6]	431,096	443,052
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,3], 3.75%, 11/25/2054	AAA[6]	197,930	200,429
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,3], 3.75%, 8/25/2055	Aaa	404,437	417,293

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,3], 3.75%, 11/25/2056	AAA	[6]	$325,796	$335,647
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[6]	100,000	106,777
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		596,034	601,840
SCG Trust, Series 2013-SRP1, Class AJ2,3, 3.109%, 11/15/2026	AAA	[6]	450,000	447,480
Sequoia Mortgage Trust, Series 2012-3, Class A1[3], 3.50%, 7/25/2042	Aaa		493,363	501,982
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[6]	167,882	165,974
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		232,796	229,716
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, 2.347%, 11/15/2027	AAA	[6]	410,000	405,922
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,3], 2.50%, 10/25/2056	Aaa		773,390	774,178
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	818,329
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA	[6]	245,000	259,105
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		275,000	290,859
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,3], 4.869%, 2/15/2044	Aaa		810,000	878,053
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,3], 3.50%, 1/20/2045	WR	[5]	198,121	199,769
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,3], 3.50%, 3/20/2045	Aaa		200,522	204,125

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $21,940,475)				22,309,271

FOREIGN GOVERNMENT BONDS - 2.9%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2		2,000,000	2,008,704
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		1,000,000	981,295
Province of Ontario (Canada), 2.00%, 9/27/2018	Aa2		450,000	452,580
Province of Ontario (Canada), 1.25%, 6/17/2019	Aa2		400,000	396,624
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1		2,000,000	1,975,356

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $5,832,937)				5,814,559

U.S. TREASURY SECURITIES - 19.8%

U.S. Treasury Bonds - 6.5%
U.S. Treasury Bond, 6.25%, 5/15/2030			2,625,000	3,741,754
U.S. Treasury Bond, 4.75%, 2/15/2037			2,700,000	3,597,118
U.S. Treasury Bond, 2.50%, 2/15/2045			4,000,000	3,732,968
The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	$1,877,530	$1,786,352

Total U.S. Treasury Bonds
(Identified Cost $13,040,875)		12,858,192

U.S. Treasury Notes - 13.3%
U.S Treasury Note, 1.625%, 4/30/2023	5,030,000	4,922,720
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,938,710	1,941,694
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,620,821	1,606,001
U.S. Treasury Note, 1.375%, 4/30/2020	6,685,000	6,654,971
U.S. Treasury Note, 1.75%, 4/30/2022	7,348,000	7,305,808
U.S. Treasury Note, 1.625%, 5/15/2026	4,000,000	3,792,188

Total U.S. Treasury Notes
(Identified Cost $26,447,265)		26,223,382

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $39,488,140)		39,081,574

U. S. GOVERNMENT AGENCIES - 16.0%

Mortgage-Backed Securities - 12.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	172,178	180,144
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	11,994	12,454
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	18,173	19,246
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	120,267	125,976
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	22,733	24,122
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	210,227	220,323
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	14,743	15,747
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	122,466	132,552
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	199,360	211,544
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035	533,808	537,252
Fannie Mae, Pool # 828377, 5.50%, 6/1/2035	431,833	482,969
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	843,053	875,604
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	429,891	481,261
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	49,877	55,353
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	62,353	69,415
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	181,166	204,936
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	65,524	73,132
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	373,577	394,353
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	154,504	163,032
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	696,766	750,842
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	207,402	218,839
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	442,674	479,136
Fannie Mae, Pool #AL8604, 3.50%, 4/1/2045	371,292	381,577
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,312,035	1,384,100

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	$181,284	$186,306
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	172,184	181,089
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	394,084	414,464
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	545,976	561,099
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	415,821	448,127
Fannie Mae, Pool #AL8674, 5.653%, 1/1/2049	816,746	908,058
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	48,660	50,106
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	23,149	24,531
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	16,789	17,839
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	12,552	13,396
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	22,208	23,655
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	161,785	173,563
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	158,595	171,486
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	156,625	169,253
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	178,304	193,489
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	176,043	190,405
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	848,787	883,877
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	604,067	643,226
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	130,945	146,694
Freddie Mac, Pool #C91868, 3.50%, 4/1/2036	942,127	981,090
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	1,025,013	1,123,274
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	392,917	437,648
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	88,847	100,578
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	426,495	458,642
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,099,701	1,182,456
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	1,061,521	1,162,995
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	451,623	485,428
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	232,472	239,875
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	667,228	704,714
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,086,192	1,147,835
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	917,290	965,454
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	449,993	482,058
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	1,055,696	1,116,127
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	731,464	783,631
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	498,217	533,770

Total Mortgage-Backed Securities
(Identified Cost $24,913,475)		24,800,147

Other Agencies - 3.5%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $7,002,081)	6,711,000	6,885,271

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $31,915,556)		31,685,418

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management[7] , 0.91%,
(Identified Cost $2,046,593)	2,046,593	$2,046,593

TOTAL INVESTMENTS - 99.3%
(Identified Cost $195,208,680)		196,362,983
OTHER ASSETS, LESS LIABILITIES - 0.7%		1,321,457

NET ASSETS - 100%		$197,684,440

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $30,482,971 or 15.4%, of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

3The coupon rate is floating and is the effective rate as of June 30, 2017.

4The rate shown is a fixed rate as of June 30, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

5Credit rating has been withdrawn. As of June 30, 2017, there is no rating available (unaudited).

6Credit ratings from S&P (unaudited).

7Rate shown is the current yield as of June 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $195,208,680) (Note 2)	$196,362,983
Interest receivable	1,083,932
Receivable for securities sold	982,538
Receivable for fund shares sold	380,329
Prepaid and other expenses	45,637

TOTAL ASSETS	198,855,419

LIABILITIES:

Accrued management fees (Note 3)	54,908
Accrued shareholder services fees (Class S) (Note 3)	23,942
Accrued fund accounting and administration fees (Note 3)	20,331
Accrued Directors’ fees (Note 3)	293
Accrued Chief Compliance Officer service fees (Note 3)	292
Payable for securities purchased	1,003,450
Payable for fund shares repurchased	37,627
Other payables and accrued expenses	30,136

TOTAL LIABILITIES	1,170,979

TOTAL NET ASSETS	$197,684,440

NET ASSETS CONSIST OF:

Capital stock	$191,432
Additional paid-in-capital	196,072,500
Undistributed net investment income	474,491
Accumulated net realized loss on investments	(208,286)
Net unrealized appreciation on investments	1,154,303

TOTAL NET ASSETS	$197,684,440

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($113,039,652/10,592,695 shares)	$10.67

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($84,644,788/8,550,499 shares)	$9.90

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$2,395,539
Dividends	9,144

Total Investment Income	2,404,683

EXPENSES:

Management fees (Note 3)	380,272
Shareholder services fees (Class S) (Note 3)	145,784
Fund accounting and administration fees (Note 3)	48,796
Directors’ fees (Note 3)	6,379
Chief Compliance Officer service fees (Note 3)	1,933
Transfer agent fees (Note 3)	1,488
Custodian fees	6,244
Miscellaneous	42,982

Total Expenses	633,878
Less reduction of expenses (Note 3)	(60,287)

Net Expenses	573,591

NET INVESTMENT INCOME	1,831,092

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(233,770)
Net change in unrealized appreciation (depreciation) on investments	2,311,491

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,077,721

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,908,813

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,831,092	$3,629,601
Net realized gain (loss) on investments	(233,770)	935,485
Net change in unrealized appreciation (depreciation) on investments	2,311,491	1,910,109

Net increase from operations	3,908,813	6,475,195

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(732,161)	(2,124,691)
From net investment income (Class I)	(624,440)	(1,490,079)
From net realized gain on investments (Class S)	—	(634,389)
From net realized gain on investments (Class I)	—	(390,628)

Total distributions to shareholders	(1,356,601)	(4,639,787)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	12,810,564	(45,890,801)

Net increase (decrease) in net assets	15,362,776	(44,055,393)

NET ASSETS:

Beginning of period	182,321,664	226,377,057

End of period (including undistributed net investment income of $474,491 and $0, respectively)	$197,684,440	$182,321,664

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.52		$10.48	$10.69	$10.74	$11.56	$11.05

Income (loss) from investment operations:
Net investment income[1]	0.10		0.17	0.22	0.31	0.35	0.41
Net realized and unrealized gain (loss) on investments	0.12		0.10	(0.17)	0.08	(0.44)	0.66

Total from investment operations	0.22		0.27	0.05	0.39	(0.09)	1.07

Less distributions to shareholders:
From net investment income	(0.07)		(0.17)	(0.20)	(0.32)	(0.36)	(0.41)
From net realized gain on investments	—		(0.06)	(0.06)	(0.12)	(0.37)	(0.15)

Total distributions to shareholders	(0.07)		(0.23)	(0.26)	(0.44)	(0.73)	(0.56)

Net asset value - End of period	$10.67		$10.52	$10.48	$10.69	$10.74	$11.56

Net assets - End of period (000’s omitted)	$113,040		$117,559	$147,074	$153,018	$153,109	$189,616

Total return[2]	2.06%		2.53%	0.44%	3.62%	(0.79% )	9.74%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.70%	[3]	0.70%	0.69%	0.70%	0.70%	0.70%
Net investment income	1.83%	[3]	1.61%	2.09%	2.86%	3.09%	3.55%
Portfolio turnover	21%		75%	88%	57%	56%	31%

*Effective August 3, 2015, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.06%	[3]	0.06%	0.03%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16	FOR THE PERIOD 8/3/15[1] TO 12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.77	$9.75	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.18	0.08
Net realized and unrealized gain (loss) on investments	0.11	0.10	(0.13)

Total from investment operations	0.21	0.28	(0.05)

Less distributions to shareholders:
From net investment income	(0.08)	(0.20)	(0.14)
From net realized gain on investments	—	(0.06)	(0.06)

Total distributions to shareholders	(0.08)	(0.26)	(0.20)

Net asset value - End of period	$9.90	$9.77	$9.75

Net assets - End of period (000’s omitted)	$84,645	$64,763	$79,303

Total return[3]	2.14%	2.80%	(0.51%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4]	0.45%	0.46%[4]
Net investment income	2.09%[4]	1.86%	2.03%[4]
Portfolio turnover	21%	75%	88%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.06%[4]	0.06%	0.06%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

17

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 125 million have been designated as Core Bond Series Class S common stock and 100 million have been designated as Core Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$70,766,992	$—	$70,766,992	$—
Corporate debt:
Consumer Discretionary	7,200,305	—	7,200,305	—
Consumer Staples	4,444,838	—	4,444,838	—
Energy	11,792,591	—	11,792,591	—
Financials	26,552,191	—	26,552,191	—
Health Care	2,474,312	—	2,474,312	—
Industrials	6,044,027	—	6,044,027	—
Information Technology	7,595,904	—	7,595,904	—
Materials	8,123,184	—	8,123,184	—
Real Estate	3,805,796	—	3,805,796	—
Telecommunication Services	4,424,807	—	4,424,807	—
Asset-backed securities	12,967,613	—	12,967,613	—
Commercial mortgage-backed securities	22,309,271	—	22,309,271	—
Foreign government bonds	5,814,559	—	5,814,559	—
Mutual fund	2,046,593	2,046,593	—	—

Total assets	$196,362,983	$2,046,593	$194,316,390	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2017.

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2017.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2017.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.45% of average daily net assets. The Advisor waived fees of $60,287 for the six months ended June 30, 2017. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $43,318,398 and $32,707,304, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $15,808,056 and $5,976,154, respectively.

5.	Capital Stock Transactions

Transactions in shares of Core Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	377,738	$4,003,224	2,635,585	$28,509,888
Reinvested	68,283	726,524	258,599	2,743,485
Repurchased	(1,022,917)	(10,891,237)	(5,753,452)	(62,133,475)

Total	(576,896)	$(6,161,489)	(2,859,268)	$(30,880,102)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,692,737	$26,580,075	3,380,399	$33,848,936
Reinvested	43,121	425,848	144,558	1,421,279
Repurchased	(815,463)	(8,033,870)	(5,029,733)	(50,280,914)

Total	1,920,395	$18,972,053	(1,504,776)	$(15,010,699)

Approximately 79% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

23

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$4,549,446
Long-term capital gains	$90,341

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$195,254,780
Unrealized appreciation	2,144,050
Unrealized depreciation	(1,035,847)

Net unrealized appreciation	$1,108,203

24

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25

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-6/17-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

UNCONSTRAINED BOND SERIES

Unconstrained Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,020.80	$3.76	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$3.76	0.75%
Class I
Actual	$1,000.00	$1,022.30	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2017

(unaudited)

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT [2]	VALUE (NOTE 2)
CORPORATE BONDS - 58.6%

Non-Convertible Corporate Bonds - 58.6%
Consumer Discretionary - 6.8%
Auto Components - 0.7%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	6,000,000	$6,378,144

Automobiles - 1.0%
Ford Motor Credit Co. LLC[3], 2.104%, 11/4/2019	Baa2	9,000,000	9,044,460

Household Durables - 2.1%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B1	1,845,000	1,909,575
CalAtlantic Group, Inc., 8.375%, 5/15/2018	Ba2	2,274,000	2,390,542
Century Communities, Inc.[4], 5.875%, 7/15/2025	B3	1,140,000	1,134,300
Meritage Homes Corp.[4], 5.125%, 6/6/2027	Ba2	1,060,000	1,061,325
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,745,000	7,061,556
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3	3,565,000	3,651,273
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,010,000	982,225

			18,190,796

Internet & Direct Marketing Retail - 0.9%
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	8,000,000	8,098,120

Media - 1.6%
Cablevision Systems Corp., 8.625%, 9/15/2017	B3	1,359,000	1,375,988
CSC Holdings LLC, 7.625%, 7/15/2018	B2	285,000	300,675
CSC Holdings, LLC, 5.25%, 6/1/2024	B2	1,540,000	1,570,954
DISH DBS Corp., 4.625%, 7/15/2017	Ba3	4,000,000	3,995,000
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3	2,050,000	2,119,188
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	Ba3	2,100,000	2,197,125
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	B1	1,765,000	1,870,900

			13,429,830

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	4,000,000	4,074,176

Total Consumer Discretionary			59,215,526

Consumer Staples - 2.1%
Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	8,200,000	8,915,138
DS Services of America, Inc. (Canada)[4], 10.00%, 9/1/2021	Ba2	2,220,000	2,353,200
PepsiCo, Inc., 3.10%, 7/17/2022	A1	4,000,000	4,145,004

			15,413,342

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	Ba3	2,145,000	2,112,825

Household Products - 0.1%
First Quality Finance Co., Inc.[4], 5.00%, 7/1/2025	B1	1,125,000	1,147,500

Total Consumer Staples			18,673,667

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING [1] (UNAUDITED)		PRINCIPAL AMOUNT [2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 10.5%
Energy - 0.3%
Noble Holding U.S. LLC - Noble Drilling Services 6 LLC - Noble Drilling Holding LLC, 7.50%, 3/15/2019	B2		2,146,000	$2,151,365

Energy Equipment & Services - 0.4%
McDermott International, Inc.[4], 8.00%, 5/1/2021	B2		1,740,000	1,753,050
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	Caa1		1,580,000	1,500,999

				3,254,049

Oil, Gas & Consumable Fuels - 9.8%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A1		8,000,000	8,212,552
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	Ba3		2,065,000	2,297,313
Chevron Corp., 1.718%, 6/24/2018	Aa2		8,950,000	8,969,601
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	Baa2		3,500,000	3,516,058
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2		1,750,000	1,862,854
ConocoPhillips Co.[3], 2.082%, 5/15/2022	Baa2		7,000,000	7,147,384
Continental Resources, Inc., 3.80%, 6/1/2024	Ba3		1,125,000	1,030,073
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[5]	1,565,000	1,541,525
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa2		4,500,000	4,496,670
Enviva Partners LP - Enviva Partners Finance Corp.[4], 8.50%, 11/1/2021	B2		1,970,000	2,102,975
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[5]	1,520,000	1,599,800
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	Ba2		2,105,000	1,983,963
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3		9,000,000	9,421,074
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.25%, 6/15/2025	B1		1,135,000	1,093,855
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	Baa3		8,730,000	8,933,831
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3		4,500,000	4,374,135
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	Ba2		5,000,000	5,312,500
SemGroup Corp.[4], 6.375%, 3/15/2025	B2		1,405,000	1,359,338
Southwestern Energy Co., 6.70%, 1/23/2025	B1		1,125,000	1,099,688
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	B1		1,435,000	1,452,938
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3		7,760,000	7,763,500

				85,571,627

Total Energy				90,977,041

Financials - 21.4%
Banks - 12.4%
Bank of America Corp.[3], 2.006%, 9/15/2026	Baa3		7,811,000	7,255,044
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		9,035,000	8,982,154
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017	Baa3		8,250,000	8,391,578
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3		2,540,000	3,181,271
Capital One N.A. - Mclean V.A.[3], 2.322%, 1/30/2023	Baa1		5,000,000	5,028,825
Citigroup, Inc.[3], 1.739%, 8/25/2036	Baa3		6,330,000	5,404,238

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING [1] (UNAUDITED)		PRINCIPAL AMOUNT [2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		8,800,000	$9,017,114
JPMorgan Chase & Co.[3], 2.056%, 4/25/2023	A3		13,000,000	13,008,580
JPMorgan Chase & Co.[3], 2.776%, 4/25/2023	A3		4,310,000	4,317,741
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa2		7,516,000	7,792,416
National Australia Bank Ltd. (Australia)[4], 2.00%, 2/22/2019	Aaa		9,000,000	9,015,894
National Bank of Canada (Canada)[4], 1.40%, 4/20/2018	Aaa		9,000,000	8,983,755
Popular, Inc., 7.00%, 7/1/2019	B2		3,276,000	3,439,800
Royal Bank of Canada (Canada), 2.20%, 9/23/2019	Aaa		8,500,000	8,531,569
Royal Bank of Scotland Group plc (United Kingdom), 4.70%, 7/3/2018	Ba2		2,000,000	2,047,428
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3		3,750,000	3,740,419

				108,137,826

Capital Markets - 3.8%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,238,626
The Goldman Sachs Group, Inc.[3], 2.80%, 11/29/2023	A3		8,305,000	8,572,620
Morgan Stanley[3], 2.31%, 1/27/2020	A3		8,750,000	8,882,396
Morgan Stanley, 5.75%, 1/25/2021	A3		3,940,000	4,359,350
UBS AG (Switzerland)[3], 2.052%, 6/1/2020	A1		8,000,000	8,061,952

				33,114,944

Consumer Finance - 1.4%
Ally Financial, Inc., 3.25%, 11/5/2018	BB	[6]	2,500,000	2,530,500
American Express Credit Corp.[3], 1.928%, 5/26/2020	A2		7,500,000	7,556,865
Navient Corp., 6.125%, 3/25/2024	Ba3		1,605,000	1,653,150

				11,740,515

Diversified Financial Services - 1.4%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3		8,335,000	8,843,310
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	Ba3		1,585,000	1,652,363
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1		575,000	589,375
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	B2		980,000	1,019,200

				12,104,248

Insurance - 2.2%
American International Group, Inc., 4.875%, 6/1/2022	Baa1		4,260,000	4,674,306
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		10,700,000	11,471,791
Prudential Financial, Inc.[7], 5.875%, 9/15/2042	Baa2		2,460,000	2,740,932

				18,887,029

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3		1,780,000	$1,820,050

Total Financials				185,804,612

Health Care - 2.5%
Biotechnology - 0.5%
AbbVie, Inc., 2.50%, 5/14/2020	Baa2		3,000,000	3,034,779
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	Ba3		1,480,000	1,422,650

				4,457,429

Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc.[4], 5.00%, 2/15/2025	B1		1,065,000	1,086,299

Health Care Providers & Services - 1.6%
DaVita, Inc., 5.00%, 5/1/2025	Ba3		1,135,000	1,137,838
Express Scripts Holding Co., 3.50%, 6/15/2024	Baa2		6,500,000	6,556,765
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	Baa3		4,019,000	4,222,442
LifePoint Health, Inc., 5.375%, 5/1/2024	Ba2		1,568,000	1,622,880

				13,539,925

Pharmaceuticals - 0.3%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	Caa3		1,885,000	273,325
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[4], 8.75%, 11/1/2024	B3		1,535,000	1,558,025
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	B1		1,390,000	1,268,375

				3,099,725

Total Health Care				22,183,378

Industrials - 4.3%
Aerospace & Defense - 0.2%
Arconic, Inc., 5.87%, 2/23/2022	Ba2		1,280,000	1,369,600

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[8,9], 10.00%, 4/1/2020	CCC	[6]	639,735	287,881

Airlines - 0.8%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,335,000	1,385,063
American Airlines Group, Inc., 6.125%, 6/1/2018	B1		750,000	770,250
American Airlines Group, Inc.[4], 5.50%, 10/1/2019	B1		985,000	1,037,304
Southwest Airlines Co., 2.75%, 11/6/2019	A3		3,715,000	3,772,902

				6,965,519

Building Products - 0.2%
Airxcel, Inc.[4], 8.50%, 2/15/2022	B2		1,585,000	1,668,212

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.2%
Covanta Holding Corp., 5.875%, 7/1/2025	B1	1,640,000	$1,590,800

Construction & Engineering - 0.7%
Fluor Corp., 3.50%, 12/15/2024	A3	4,000,000	4,149,260
Tutor Perini Corp.[4], 6.875%, 5/1/2025	B1	1,550,000	1,631,375

			5,780,635

Industrial Conglomerates - 1.3%
General Electric Co.[3], 1.551%, 5/5/2026	A1	8,800,000	8,640,192
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.15%, 5/27/2020	A1	3,000,000	3,015,489

			11,655,681

Machinery - 0.5%
CNH Industrial Capital LLC, 3.625%, 4/15/2018	Ba1	1,850,000	1,866,280
Meritor, Inc., 6.25%, 2/15/2024	B2	1,615,000	1,683,637
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2	745,000	791,562

			4,341,479

Trading Companies & Distributors - 0.4%
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	3,540,000	3,796,947

Total Industrials			37,456,754

Information Technology - 1.7%
Internet Software & Services - 1.3%
Activision Blizzard, Inc., 3.40%, 6/15/2027	Baa2	8,500,000	8,471,066
Nuance Communications, Inc.[4], 5.625%, 12/15/2026	Ba3	1,575,000	1,681,312
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	1,010,000	1,078,175

			11,230,553

IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	1,000,000	1,012,368

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	2,400,000	2,461,282

Total Information Technology			14,704,203

Materials - 3.3%
Chemicals - 0.9%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	5,331,376
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	B3	1,110,000	1,151,625
NOVA Chemicals Corp. (Canada)[4], 4.875%, 6/1/2024	Ba2	1,130,000	1,125,762

			7,608,763

Metals & Mining - 2.0%
Anglo American Capital plc (United Kingdom)[4], 9.375%, 4/8/2019	Ba1	8,000,000	8,950,000

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Anglo American Capital plc (United Kingdom)[4], 3.625%, 5/14/2020	Ba1	1,155,000	$1,173,769
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	B3	1,545,000	1,660,875
First Quantum Minerals Ltd. (Zambia)[4], 7.50%, 4/1/2025	B3	1,000,000	977,500
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	Ba1	1,290,000	1,373,850
Kinross Gold Corp. (Canada)[4], 4.50%, 7/15/2027	Ba1	1,000,000	997,500
Petra Diamonds US Treasury plc (South Africa)[4], 7.25%, 5/1/2022	B2	1,525,000	1,560,758
Techniplas LLC[4], 10.00%, 5/1/2020	Caa2	1,065,000	915,900

			17,610,152

Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,746,462

Total Materials			28,965,377

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	4,054,356
American Tower Trust I, Series 13, Class 1A4, 1.551%, 3/15/2043	Aaa	1,625,000	1,621,694
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	12,070,000	12,976,360
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	650,943
Starwood Property Trust, Inc.[4], 5.00%, 12/15/2021	Ba3	100,000	104,000
Welltower, Inc., 4.95%, 1/15/2021	Baa1	3,450,000	3,707,981

Total Real Estate			23,115,334

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.[3], 2.226%, 6/30/2020	Baa1	8,000,000	8,104,680
AT&T, Inc., 4.45%, 4/1/2024	Baa1	3,620,000	3,810,767
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	1,000,000	1,095,000
Frontier Communications Corp., 11.00%, 9/15/2025	B2	1,590,000	1,474,725
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,135,000	2,231,075
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	Ba2	2,395,000	2,430,925
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1	4,400,000	4,544,227

			23,691,399

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[4], 3.598%, 4/10/2018	Baa3	1,640,000	1,640,526

Total Telecommunication Services			25,331,925

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	B2	2,140,000	2,268,400

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING [1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC, 5.00%, 9/15/2026	Ba2		1,440,000	$1,465,200

Total Utilities				3,733,600

TOTAL CORPORATE BONDS
(Identified Cost $504,491,795)				510,161,417

ASSET-BACKED SECURITIES - 12.6%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	WR	[5]	274,681	271,934
BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.99%, 5/28/2019	Aaa		2,111,082	2,107,792
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		4,400,000	4,370,897
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/2020	AAA	[6]	5,000,000	5,001,390
CarMax Auto Owner Trust, Series 2016-3, Class A2, 1.17%, 8/15/2019	AAA	[6]	3,293,641	3,289,418
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	Aaa		3,900,467	3,894,361
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/2020	Aaa		5,000,000	4,999,390
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[5]	455,072	452,228
Chase Issuance Trust, Series 2016-A7, Class A7, 1.06%, 9/16/2019	AAA	[6]	5,000,000	4,996,714
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	Aaa		3,180,000	3,177,097
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2[4], 1.47%, 4/15/2019	Aaa		797,649	797,709
Colony American Homes, Series 2015-1A, Class A3,4, 2.372%, 7/17/2032	Aaa		1,798,643	1,801,306
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA	[6]	1,700,000	1,705,159
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	AAA	[6]	1,204,045	1,204,093
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	AAA	[6]	1,711,462	1,709,723
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[4], 2.13%, 7/20/2022	AAA	[6]	2,500,000	2,504,153
Ford Credit Auto Lease Trust , Series 2016-A, Class A4, 1.85%, 7/15/2019	AAA	[6]	750,000	751,699
Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 9/15/2019	Aaa		2,391,757	2,390,057
GM Financial Automobile Leasing Trust, Series 2016-1, Class A3, 1.64%, 7/20/2019	Aaa		5,000,000	5,001,717
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA	[6]	4,225,945	4,218,594

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31%, 10/15/2020	AAA	[6]	5,000,000	$4,998,353
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3[4], 1.66%, 7/15/2019	AAA	[6]	5,000,000	5,002,429
Illinois Student Assistance Commission, Series 2010-1, Class A2[3], 2.206%, 4/25/2022	AAA	[6]	784,684	787,988
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 2.509%, 8/17/2032	Aaa		1,745,035	1,752,992
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		4,400,000	4,388,765
Navient Student Loan Trust, Series 2016-2, Class A1[3,4], 1.966%, 6/25/2065	Aaa		858,079	861,069
Navient Student Loan Trust, Series 2016-3A, Class A1[3,4], 1.816%, 6/25/2065	AAA	[6]	2,507,919	2,512,766
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	Aaa		1,900,000	1,901,537
Nissan Auto Lease Trust, Series 2016-A, Class A2A, 1.22%, 8/15/2018	Aaa		1,844,438	1,843,292
SLC Student Loan Trust, Series 2004-1, Class A6[3], 1.342%, 5/15/2023	Aaa		4,632,163	4,626,219
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, 1.706%, 4/27/2026	Aaa		4,115,841	4,127,072
SLM Student Loan Trust, Series 2008-6, Class A3[3], 1.906%, 1/25/2019	A2		837,473	837,851
SLM Student Loan Trust, Series 2008-7, Class A3[3], 1.806%, 4/25/2019	A2		987,461	987,457
SLM Student Loan Trust, Series 2012-5, Class A2[3], 1.516%, 6/25/2019	Aaa		1,094,422	1,094,846
SLM Student Loan Trust, Series 2012-7, Class A2[3], 1.496%, 9/25/2019	Aaa		905,304	904,685
SLM Student Loan Trust, Series 2013-1, Class A2[3], 1.466%, 9/25/2019	Aaa		457,760	457,848
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	Aaa		1,339,456	1,336,106
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	AAA	[6]	2,565,000	2,562,625
South Carolina Student Loan Corp., Series 2005, Class A3[3], 1.342%, 12/1/2023	Aaa		1,152,714	1,152,806
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR	[5]	759,203	758,712
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A, 1.02%, 10/15/2018	Aaa		1,517,834	1,516,832
Toyota Auto Receivables Owner Trust, Series 2016-C, Class A2A, 1.00%, 1/15/2019	Aaa		830,622	829,716
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, 1.06%, 5/15/2019	Aaa		4,638,856	4,632,034
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa		2,400,000	2,373,653
Wheels SPV 2 LLC, Series 2016-1A, Class A2[4], 1.59%, 5/20/2025	AAA	[6]	477,587	477,553
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A, 1.20%, 2/15/2019	Aaa		2,403,412	2,399,584

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $109,855,425)				109,770,221

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AAA	[6]	181,082	$186,785
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA	[6]	783,977	749,514
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		64,028	63,965
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[5]	247,022	248,493
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[3], 1.354%, 11/25/2019	Aaa		7,050,681	202,696
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.317%, 8/25/2020	Aaa		9,347,583	320,865
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.191%, 4/25/2021	Aaa		7,533,716	291,851
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.531%, 10/25/2021	Aaa		4,901,546	266,278
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.358%, 12/25/2021	Aaa		35,062,191	1,739,597
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.472%, 6/25/2022	Aaa		17,529,298	1,058,228
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.211%, 4/25/2023	Aaa		58,943,850	630,581
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.112%, 5/25/2023	Aaa		34,666,641	220,365
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.546%, 10/25/2018	Aaa		7,691,669	122,658
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		1,417,037	1,418,738
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.237%, 7/25/2048	AA	[6]	950,000	955,380
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.765%, 4/25/2044	A1		230,000	233,692
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[5]	90,380,528	407,192
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.365%, 5/25/2045	AA	[6]	1,300,000	1,330,269
FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 3.951%, 8/25/2047	A2		2,550,000	2,639,942
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.852%, 12/25/2024	A3		1,900,000	1,931,281
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.735%, 2/25/2048	WR	[5]	1,500,000	1,527,803
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.382%, 12/15/2034	AA	[6]	2,000,000	2,045,844
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.382%, 12/15/2034	BBB	[6]	1,150,000	1,166,786
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[6]	750,000	786,626

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[4], 4.106%, 7/15/2046	AAA	[6]	3,568,486	$3,629,480
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[5]	554,362	552,218
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[6]	657,620	667,201
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[6]	1,030,960	1,040,383
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa		835,907	836,104
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	WR	[5]	1,900,000	1,897,220
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	AAA	[6]	984,166	996,588
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,4], 3.75%, 8/25/2055	Aaa		1,482,936	1,530,073
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[6]	420,000	448,462
SCG Trust, Series 2013-SRP1, Class AJ3,4, 3.109%, 11/15/2026	AAA	[6]	2,000,000	1,988,799
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043	AAA	[6]	772,960	740,139
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[6]	617,567	610,547
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		861,041	849,650
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4,2.347%, 11/15/2027	AAA	[6]	2,005,000	1,985,059
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,4], 2.50%, 10/25/2056	Aaa		2,183,690	2,185,914
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA	[6]	1,195,000	1,263,800
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,427,853
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa		1,550,000	1,680,224
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045	WR	[5]	990,604	998,845
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045	Aaa		1,002,611	1,020,627

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $45,506,467)				46,894,615

FOREIGN GOVERNMENT BONDS - 6.0%
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,277,250
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP1,800,000,000	2,873,872
Export-Import Bank of Korea (South Korea), 1.75%, 5/26/2019	Aa2		7,716,000	7,663,300
Japan Government Two Year Bond (Japan)[10], 0.10%, 10/15/2018	A1		JPY1,750,000,000	15,601,178
The Korea Development Bank (South Korea), 2.875%, 8/22/2018	Aa2		5,839,000	5,897,921
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		1,500,000	1,471,942

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT [2]		VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[5]	KRW	5,000,000,000	$4,382,987
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	2,000,344
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	6,902,013
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			4,500,000	4,444,551

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $57,795,208)					52,515,358

MUNICIPAL BONDS - 0.2%
State of California, Transit Impt., G.O. Bond, 2.367%, 4/1/2022
(Identified Cost $1,500,000)	Aa3			1,500,000	1,504,485

U.S. TREASURY SECURITIES - 6.1%
U.S. Treasury Bonds - 2.9%
U.S. Treasury Bond, 6.25%, 5/15/2030				6,100,000	8,695,123
U.S. Treasury Bond, 4.75%, 2/15/2037				6,300,000	8,393,276
U.S. Treasury Bond, 2.50%, 2/15/2045				9,300,000	8,679,150

Total U.S. Treasury Bonds
(Identified Cost $26,239,500)					25,767,549

U.S. Treasury Notes - 3.2%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018				8,716,354	8,684,688
U.S. Treasury Inflation Indexed Note, 0.625%, 7/15/2021				18,389,394	18,846,407

Total U.S. Treasury Notes
(Identified Cost $27,864,022)					27,531,095

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $54,103,522)					53,298,644

U.S. GOVERNMENT AGENCIES - 7.3%
Mortgage-Backed Securities - 7.3%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021				417,608	436,928
Fannie Mae, Pool #995233, 5.50%, 10/1/2021				31,388	32,592
Fannie Mae, Pool #888017, 6.00%, 11/1/2021				44,169	46,776
Fannie Mae, Pool #995329, 5.50%, 12/1/2021				292,399	306,280
Fannie Mae, Pool #888136, 6.00%, 12/1/2021				55,057	58,420
Fannie Mae, Pool #888810, 5.50%, 11/1/2022				510,033	534,525
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024				35,808	38,247
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029				113,243	122,405
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034				474,299	513,363
Fannie Mae, Pool #918516, 5.50%, 6/1/2037				191,650	213,835
Fannie Mae, Pool #933731, 5.50%, 4/1/2038				193,169	214,377
Fannie Mae, Pool #889624, 5.50%, 5/1/2038				241,488	268,837
Fannie Mae, Pool #995876, 6.00%, 11/1/2038				638,045	721,760
The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	253,767	$283,234
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	1,115,222	1,179,045
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	2,548,858	2,755,532
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	1,377,895	1,493,396
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	1,395,778	1,507,192
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	3,503,165	3,684,329
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	4,567,538	4,803,745
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,155,059	1,244,799
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	118,290	121,804
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	56,176	59,530
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	40,782	43,331
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	30,515	32,568
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	53,831	57,339
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	23,858	25,328
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	273,401	293,367
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	737,019	790,677
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	701,971	759,029
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	212,562	229,701
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	3,534,239	3,694,244
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,066,965	1,134,042
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,518,513	1,614,070
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	662,858	742,580
Freddie Mac, Pool #C91872, 3.50%, 4/1/2036	4,111,769	4,281,892
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	288,849	321,719
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	327,721	364,817
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	170,837	193,394
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,813,332	4,105,509
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	3,881,836	4,172,283
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	4,296,417	4,622,908
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	6,033,899	6,350,725
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	6,216,393	6,391,260
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	2,117,838	2,268,879

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $63,693,268)		63,130,613

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management[11], 0.91%,
(Identified Cost $18,311,772)	18,311,772	$18,311,772

TOTAL INVESTMENTS - 98.3%
(Identified Cost $855,257,457)		855,587,125
OTHER ASSETS, LESS LIABILITIES - 1.7%		14,394,221

NET ASSETS - 100%		$869,981,346

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2017:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED DEPRECIATION
312	Euro-SCHATZ	Eurex	September 2017	39,857,916	$(105,537)
FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2017:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION (DEPRECIATION)
588	U.S. Treasury Notes (5 Year)	CBOT	September 2017	69,287,531	$84,939
487	U.S. Treasury Notes (2 Year)	CBOT	September 2017	105,245,266	75,188
273	U.S. Treasury Notes (10 Year)	CBOT	September 2017	34,270,031	(13,344)
186	U.S. Ultra Treasury Bonds (10 Year)	CBOT	September 2017	25,075,125	(55,406)
76	U.S. Ultra Treasury Bonds	CBOT	September 2017	12,606,500	(259,035)
47	Euro-BUND	Eurex	September 2017	8,689,369	127,162

Total					(40,496)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2017[12] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION
10/17/2017	JPY 1,763,519,588	$17,398,575	$15,756,452	$1,642,123

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

##Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of June 30, 2017.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $200,186,397 or 23.0%, of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

5Credit rating has been withdrawn. As of June 30, 2017, there is no rating available (unaudited).

6Credit ratings from S&P (unaudited).

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

7The rate shown is a fixed rate as of June 30, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

8Represents a Payment-In-Kind bond.

9Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 23, 2017 at a cost of $361,322 ($56.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $287,881, or less than 0.1%, of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

10All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

11Rate shown is the current yield as of June 30, 2017.

12The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $855,257,457) (Note 2)	$855,587,125
Receivable for securities sold	8,650,033
Interest receivable	5,868,460
Deposits at broker for futures contracts	3,685,837
Receivable for fund shares sold	926,345
Unrealized appreciation on forward foreign currency exchange contracts (Note 2)	1,642,123
Futures variation margin receivable	361,604
Prepaid and other expenses	43,092

TOTAL ASSETS	876,764,619

LIABILITIES:

Accrued management fees (Note 3)	323,361
Accrued shareholder services fees (Class S) (Note 3)	168,896
Accrued fund accounting and administration fees (Note 3)	33,719
Accrued Directors’ fees (Note 3)	853
Accrued Chief Compliance Officer service fees (Note 3)	189
Payable for securities purchased	5,710,987
Payable for fund shares repurchased	492,273
Other payables and accrued expenses	52,995

TOTAL LIABILITIES	6,783,273

TOTAL NET ASSETS	$869,981,346

NET ASSETS CONSIST OF:

Capital stock	$837,590
Additional paid-in-capital	866,681,764
Undistributed net investment income	1,938,654
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(1,301,750)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	1,825,088

TOTAL NET ASSETS	$869,981,346

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($817,263,536/78,145,936 shares)	$10.46

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($52,717,810/5,613,109 shares)	$9.39

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$12,336,762
Dividends	74,702

Total Investment Income	12,411,464

EXPENSES:

Management fees (Note 3)	1,967,486
Shareholder services fees (Class S) (Note 3)	1,029,357
Fund accounting and administration fees (Note 3)	86,827
Directors’ fees (Note 3)	29,955
Transfer agent fees (Note 3)	8,144
Chief Compliance Officer service fees (Note 3)	1,933
Custodian fees	26,691
Miscellaneous	68,973

Total Expenses	3,219,366

NET INVESTMENT INCOME	9,192,098

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	2,355,374
Futures Contracts	(251,004)
Foreign currency and translation of other assets and liabilities	(1,131,929)

972,441

Net change in unrealized appreciation (depreciation) on-
Investments	8,721,933
Futures Contracts	(202,797)
Forward foreign currency exchange contracts	(428,590)
Foreign currency and translation of other assets and liabilities	256

8,090,802

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	9,063,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,255,341

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,192,098	$19,392,517
Net realized gain (loss) on investments and foreign currency	972,441	(2,477,615)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	8,090,802	18,580,242

Net increase from operations	18,255,341	35,495,144

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(6,669,927)	(16,347,303)
From net investment income (Class I)	(527,329)	(974,924)

Total distributions to shareholders	(7,197,256)	(17,322,227)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(35,352,270)	2,743,372

Net increase (decrease) in net assets	(24,294,185)	20,916,289

NET ASSETS:

Beginning of period	894,275,531	873,359,242

End of period (including undistributed net investment income of $1,938,654 and distributions in excess of net investment income of $56,188, respectively)	$869,981,346	$894,275,531

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33		$10.12	$10.53	$10.65	$11.27	$10.67

Income (loss) from investment operations:
Net investment income[1]	0.11		0.22	0.27	0.34	0.37	0.45
Net realized and unrealized gain (loss) on investments	0.10		0.19	(0.36)	(0.00)[2]	(0.38)	0.70

Total from investment operations	0.21		0.41	(0.09)	0.34	(0.01)	1.15

Less distributions to shareholders:
From net investment income	(0.08)		(0.20)	(0.26)	(0.34)	(0.37)	(0.45)
From net realized gain on investments	—		—	(0.05)	(0.12)	(0.24)	(0.10)
From return of capital	—		—	(0.01)	—	—	—

Total distributions to shareholders	(0.08)		(0.20)	(0.32)	(0.46)	(0.61)	(0.55)

Net asset value - End of period	$10.46		$10.33	$10.12	$10.53	$10.65	$11.27

Net assets - End of period (000’s omitted)	$817,264		$845,043	$835,610	$680,719	$653,668	$631,082

Total return[3]	2.08%		4.08%	(0.88% )	3.18%	(0.02% )	10.94%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.09%	[4]	2.18%	2.58%	3.16%	3.35%	4.01%
Portfolio turnover	33%		56%	81%	53%	49%	41%

*Effective August 1, 2013, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		N/A	N/A	N/A	0.00% [5]	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 8/1/13[1] TO 12/31/13
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.28		$9.12	$9.52	$9.68	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11		0.23	0.29	0.34	0.15
Net realized and unrealized gain (loss) on investments	0.10		0.16	(0.34)	(0.02)	0.00	[3]

Total from investment operations	0.21		0.39	(0.05)	0.32	0.15

Less distributions to shareholders:
From net investment income	(0.10)		(0.23)	(0.29)	(0.36)	(0.23)
From net realized gain on investments	—		—	(0.05)	(0.12)	(0.24)
From return of capital	—		—	(0.01)	—	—

Total distributions to shareholders	(0.10)		(0.23)	(0.35)	(0.48)	(0.47)

Net asset value - End of period	$9.39		$9.28	$9.12	$9.52	$9.68

Net assets - End of period (000’s omitted)	$52,718		$49,233	$37,749	$78,789	$19,209

Total return[4]	2.23%		4.27%	(0.59% )	3.36%	1.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%	[5]	0.50%	0.50%	0.50%	0.50%	[5]
Net investment income	2.34%	[5]	2.50%	3.00%	3.42%	3.55%	[5]
Portfolio turnover	33%		56%	81%	53%	49%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	N/A	N/A	0.00%	[5,6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 125 million have been designated as Unconstrained Bond Series Class S common stock and 100 million have been designated as Unconstrained Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$116,429,257	$—	$116,429,257	$—
States and political subdivisions (municipals)	1,504,485	—	1,504,485	—
Corporate debt:
Consumer Discretionary	59,215,526	—	59,215,526	—
Consumer Staples	18,673,667	—	18,673,667	—
Energy	90,977,041	—	90,977,041	—
Financials	185,804,612	—	185,804,612	—
Health Care	22,183,378	—	22,183,378	—
Industrials	37,456,754	—	37,456,754	—
Information Technology	14,704,203	—	14,704,203	—
Materials	28,965,377	—	28,965,377	—
Real Estate	23,115,334	—	23,115,334	—
Telecommunication Services	25,331,925	—	25,331,925	—
Utilities	3,733,600	—	3,733,600	—
Asset-backed securities	109,770,221	—	109,770,221	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$46,894,615	$—	$46,894,615	$—
Foreign government bonds	52,515,358	—	52,515,358	—
Mutual funds	18,311,772	18,311,772	—	—
Other financial instruments*:
Foreign currency exchange contracts	1,642,123	—	1,642,123	—
Interest rate contracts	287,289	287,289	—	—

Total assets	857,516,537	18,599,061	838917476	—

Liabilities:
Other financial instruments*:
Interest rate contracts	(433,322)	(433,322)	—	—

Total liabilities	(433,322)	(433,322)	—	—

Total	$857,083,215	$18,165,739	$838,917,476	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

*Other financial instruments are futures (Level 1) and forwards (Level 2). Futures and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The average month-end balances for the six months ended June 30, 2017, the period in which forward foreign currency exchange contracts were outstanding, as measured in terms of the notional amount, was approximately $15,902,140.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Series may be attempting to sell some or all the Series holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

The following table presents the present value of derivatives held at June 30, 2017 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Forward foreign currency exchange contracts	Net unrealized appreciation on forward foreign currency exchange contracts	$1,642,123
Interest rate contracts	Net unrealized appreciation[1]	$287,289
Derivative	Liabilities Location
Interest rate contracts	Net unrealized depreciation[1]	$(433,322)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$(251,004)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(428,590)
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(202,797)

1 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The average month-end balances for the six months ended June 30, 2017, the period in which such derivatives were outstanding, were as follows:

Futures Contracts:
Average number of contracts purchased	140
Average number of contracts sold	658
Average notional value of contracts purchased	$27,934,522
Average notional value of contracts sold	$103,852,870

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2017.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2017.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.50% of average daily net assets each year. For the six months ended June 30, 2017, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

During the six months ended June 30, 2017, a trade processing error was discovered for which it was determined that the Advisor will reimburse the Series $34,578. The impact of the Advisor’s contribution on the Series’ total return was immaterial. As of June 30, 2017, the respective amount is included in the capital shares transactions on the Statement of Changes in Net Assets.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $292,204,403 and $233,968,559, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $22,671,667 and $48,334,275, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Unconstrained Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,364,361	$24,637,852	10,621,122	$110,330,122
Reinvested	630,060	6,550,303	1,557,675	16,056,924
Repurchased	(6,668,842)	(69,437,508)	(12,955,858)	(133,550,385)

Total	(3,674,421)	$(38,249,353)	(777,061)	$(7,163,339)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	636,275	$5,955,824	7,151,663	$66,358,709
Reinvested	45,473	424,716	82,984	769,400
Repurchased	(372,038)	(3,483,457)	(6,070,806)	(57,221,398)

Total	309,710	$2,897,083	1,163,841	$9,906,711

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments and Loan Assignments (continued)

contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At June 30, 2017, the Series invested in forward foreign currency exchange contracts (foreign currency exchange risk) and futures contracts (interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. No such investments were held by the Series as of June 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$17,322,227

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$855,363,002
Unrealized appreciation	10,920,275
Unrealized depreciation	(10,696,152)

Net unrealized appreciation	$224,123

At December 31, 2016, the Series had net long-term capital loss carryforwards of $2,166,793, which may be carried forward indefinitely.

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-6/17-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

HIGH YIELD BOND SERIES

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,055.20	$4.59	0.90%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$1,057.10	$3.32	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

High Yield Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 93.0%

Non-Convertible Corporate Bonds - 93.0%
Consumer Discretionary - 14.8%
Household Durables - 6.9%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	B1	$ 2,235,000	$ 2,313,225
Century Communities, Inc.[2], 5.875%, 7/15/2025	B3	1,250,000	1,243,750
Meritage Homes Corp.[2], 5.125%, 6/6/2027	Ba2	1,175,000	1,176,469
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3	1,675,000	1,715,535
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,545,000	1,502,513

			7,951,492

Media - 7.9%
CSC Holdings, LLC, 5.25%, 6/1/2024	B2	1,770,000	1,805,577
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	Ba3	2,270,000	2,346,612
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	Ba3	2,194,000	2,295,472
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	B1	2,465,000	2,612,900

			9,060,561

Total Consumer Discretionary			17,012,053

Consumer Staples - 3.2%
Food & Staples Retailing - 2.0%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	Ba3	2,365,000	2,329,525

Household Products - 1.2%
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	B1	1,290,000	1,315,800

Total Consumer Staples			3,645,325

Energy - 18.4%
Energy Equipment & Services - 3.4%
McDermott International, Inc.[2], 8.00%, 5/1/2021	B2	2,240,000	2,256,800
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	Caa1	1,770,000	1,681,500

			3,938,300

Oil, Gas & Consumable Fuels - 15.0%
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	Ba3	2,130,000	2,369,625
Continental Resources, Inc., 3.80%, 6/1/2024	Ba3	1,295,000	1,185,728
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR3	1,735,000	1,708,975
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021	B2	2,135,000	2,279,113
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR3	1,680,000	1,768,199
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	Ba2	2,265,000	2,134,762
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.25%, 6/15/2025	B1	1,255,000	1,209,506
SemGroup Corp.[2], 6.375%, 3/15/2025	B2	1,560,000	1,509,300
Southwestern Energy Co., 6.70%, 1/23/2025	B1	1,285,000	1,256,088

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	B1	$ 1,815,000	$ 1,837,688

			17,258,984

Total Energy			21,197,284

Financials - 10.8%
Banks - 3.0%
Popular, Inc., 7.00%, 7/1/2019	B2	3,320,000	3,486,000

Consumer Finance - 1.6%
Navient Corp., 6.125%, 3/25/2024	Ba3	1,770,000	1,823,100

Diversified Financial Services - 3.8%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	Ba3	1,660,000	1,730,550
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	B1	1,470,000	1,506,750
LPL Holdings, Inc.[2] , 5.75%, 9/15/2025	B2	1,100,000	1,144,000

			4,381,300

Thrifts & Mortgage Finance - 2.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2] , 5.875%, 8/1/2021	Ba3	2,655,000	2,714,738

Total Financials			12,405,138

Health Care - 8.6%
Biotechnology - 1.6%
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	Ba3	1,940,000	1,864,824

Health Care Equipment & Supplies - 1.0%
Hill-Rom Holdings, Inc.[2] , 5.00%, 2/15/2025	B1	1,120,000	1,142,400

Health Care Providers & Services - 2.7%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	1,255,000	1,258,138
LifePoint Health, Inc., 5.375%, 5/1/2024	Ba2	1,760,000	1,821,600

			3,079,738

Pharmaceuticals - 3.3%
Concordia International Corp. (Canada)[2] , 7.00%, 4/15/2023	Caa3	2,610,000	378,450
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	B3	1,650,000	1,674,750
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	B1	1,940,000	1,770,250

			3,823,450

Total Health Care			9,910,412

Industrials - 12.8%
Aerospace & Defense - 1.6%
Arconic, Inc., 5.87%, 2/23/2022	Ba2	1,785,000	1,909,950

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics - 0.4%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,5], 10.00%, 4/1/2020	CCC[6]	$ 1,038,258	$467,216

Airlines - 2.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	1,570,000	1,628,875
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	B1	1,085,000	1,142,614

			2,771,489

Building Products - 1.5%
Airxcel, Inc.[2], 8.50%, 2/15/2022	B2	1,655,000	1,741,887

Commercial Services & Supplies - 1.5%
Covanta Holding Corp., 5.875%, 7/1/2025	B1	1,775,000	1,721,750

Construction & Engineering - 1.6%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B1	1,715,000	1,805,038

Machinery - 2.7%
Meritor, Inc., 6.25%, 2/15/2024	B2	1,645,000	1,714,912
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2	1,320,000	1,402,500

			3,117,412

Trading Companies & Distributors - 1.1%
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	1,170,000	1,254,923

Total Industrials			14,789,665

Information Technology - 1.8%
Internet Software & Services - 1.8%
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	Ba3	870,000	928,725
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	1,085,000	1,158,238

Total Information Technology			2,086,963

Materials - 10.1%
Chemicals - 2.4%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. Kissner USA (Canada)[2], 8.375%, 12/1/2022	B3	1,375,000	1,426,562
NOVA Chemicals Corp. (Canada)[2], 4.875%, 6/1/2024	Ba2	1,275,000	1,270,219

			2,696,781

Metals & Mining - 7.7%
Anglo American Capital plc (United Kingdom)[2], 3.625%, 5/14/2020	Ba1	1,165,000	1,183,931
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	B3	1,680,000	1,806,000
First Quantum Minerals Ltd. (Zambia)[2], 7.50%, 4/1/2025	B3	1,200,000	1,173,000
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	Ba1	1,680,000	1,789,200
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	B2	1,500,000	1,535,171

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Techniplas LLC[2] , 10.00%, 5/1/2020	Caa2	$ 1,625,000	$1,397,501

			8,884,803

Total Materials			11,581,584

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
Starwood Property Trust, Inc.[2], 5.00%, 12/15/2021	Ba3	1,000,000	1,040,000

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 7.4%
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	1,050,000	1,149,750
Frontier Communications Corp., 11.00%, 9/15/2025	B2	1,755,000	1,627,762
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,245,000	2,346,025
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	Ba2	3,345,000	3,395,176

Total Telecommunication Services			8,518,713

Utilities - 4.2%
Independent Power and Renewable Electricity Producers - 4.2%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	B2	2,820,000	2,989,200
NRG Yield Operating LLC, 5.00%, 9/15/2026	Ba2	1,780,000	1,811,150

Total Utilities			4,800,350

Total Non-Convertible Corporate Bonds
(Identified Cost $106,424,615)			106,987,487

SHORT-TERM INVESTMENT - 5.3%
Dreyfus Government Cash Management[7], 0.91%,
(Identified Cost $6,096,670)		6,096,670	6,096,670

TOTAL INVESTMENTS - 98.3%
(Identified Cost $112,521,285)			113,084,157
OTHER ASSETS, LESS LIABILITIES - 1.7%			1,950,411

NET ASSETS - 100%			$115,034,568

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $63,573,808 or 55.3% of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

3Credit rating has been withdrawn. As of June 30, 2017, there is no rating available (unaudited).

4Represents a Payment-In-Kind bond.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 23, 2017 at a cost of $586,408 ($56.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $467,216, or 0.4%, of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

6Credit ratings from S&P (unaudited).

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2017

(unaudited)

7Rate shown is the current yield as of June 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $112,521,285) (Note 2)	$113,084,157
Interest receivable	1,838,266
Receivable for securities sold	107,453
Receivable for fund shares sold	106,609
Prepaid expenses	23,183

TOTAL ASSETS	115,159,668

LIABILITIES:

Accrued management fees (Note 3)	47,831
Accrued shareholder services fees (Class S) (Note 3)	18,934
Accrued fund accounting and administration fees (Note 3)	11,930
Accrued directors’ fees (Note 3)	581
Accrued Chief Compliance Officer service fees (Note 3)	304
Audit fees payable	23,716
Payable for fund shares repurchased	7,590
Printing fees payable	6,676
Other payables and accrued expenses	7,538

TOTAL LIABILITIES	125,100

TOTAL NET ASSETS	$115,034,568

NET ASSETS CONSIST OF:

Capital stock	$116,946
Additional paid-in-capital	119,666,407
Undistributed net investment income	799,694
Accumulated net realized loss on investments	(6,111,351)
Net unrealized appreciation on investments	562,872

TOTAL NET ASSETS	$115,034,568

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($91,056,825/8,993,276 shares)	$10.12

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($23,977,743/2,701,316 shares)	$8.88

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$3,814,307
Dividends	12,858

Total Investment Income	3,827,165

EXPENSES:

Management fees (Note 3)	318,690
Shareholder services fees (Class S) (Note 3)	112,908
Fund accounting and administration fees (Note 3)	30,596
Transfer agent fees (Note 3)	8,645
Directors’ fees (Note 3)	4,057
Chief Compliance Officer service fees (Note 3)	1,933
Custodian fees	3,924
Miscellaneous	47,415

Total Expenses	528,168

Less reduction of expenses (Note 3)	(38,626)

Net Expenses	489,542

NET INVESTMENT INCOME	3,337,623

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	1,098,241
Net change in unrealized appreciation (depreciation) on investments	1,763,889

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,862,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,199,753

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,337,623	$9,375,156
Net realized gain (loss) on investments	1,098,241	(268,740)
Net change in unrealized appreciation (depreciation) on investments	1,763,889	13,124,878

Net increase from operations	6,199,753	22,231,294

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(1,890,284)	(6,305,614)
From net investment income (Class I)	(661,809)	(3,194,764)

Total distributions to shareholders	(2,552,093)	(9,500,378)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(1,191,924)	(60,737,128)

Net increase (decrease) in net assets	2,455,736	(48,006,212)

NET ASSETS:

Beginning of period	112,578,832	160,585,044

End of period (including undistributed net investment income of $799,694 and $ 14,164, respectively)	$115,034,568	$112,578,832

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.79		$9.21	$10.04	$10.64	$10.75	$10.30

Income (loss) from investment operations:
Net investment income[1]	0.29		0.56	0.51	0.52	0.54	0.63
Net realized and unrealized gain (loss) on investments	0.25		0.66	(0.82)	(0.30)	0.21	0.83

Total from investment operations	0.54		1.22	(0.31)	0.22	0.75	1.46

Less distributions to shareholders:
From net investment income	(0.21)		(0.64)	(0.52)	(0.50)	(0.53)	(0.64)
From net realized gain on investments	—		—	—	(0.32)	(0.33)	(0.37)

Total distributions to shareholders	(0.21)		(0.64)	(0.52)	(0.82)	(0.86)	(1.01)

Net asset value - End of period	$10.12		$9.79	$9.21	$10.04	$10.64	$10.75

Net assets - End of period (000’s omitted)	$91,057		$89,921	$108,202	$202,772	$191,922	$179,187

Total return[2]	5.52%		13.41%	(3.28% )	2.04%	7.17%	14.46%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.90%	[3]	0.94%	1.11%	1.11%	1.12%	1.10%
Net investment income	5.71%	[3]	5.82%	5.04%	4.78%	4.99%	5.83%
Portfolio turnover	55%		77%	109%	104%	93%	91%

*Effective August 1, 2012, the shares of the Series have been designated as Class S.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.07%[3]		0.02%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)		FOR THE YEARS ENDED				FOR THE PERIOD 8/1/12[1] TO 12/31/12
			12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$8.61		$8.18	$8.97	$9.59	$9.78	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.26		0.52	0.47	0.49	0.52	0.25
Net realized and unrealized gain (loss) on investments	0.23		0.57	(0.72)	(0.26)	0.18	0.30

Total from investment operations	0.49		1.09	(0.25)	0.23	0.70	0.55

Less distributions to shareholders:
From net investment income	(0.22)		(0.66)	(0.54)	(0.53)	(0.56)	(0.40)
From net realized gain on investments	—		—	—	(0.32)	(0.33)	(0.37)

Total distributions to shareholders	(0.22)		(0.66)	(0.54)	(0.85)	(0.89)	(0.77)

Net asset value - End of period	$8.88		$8.61	$8.18	$8.97	$9.59	$9.78

Net assets - End of period (000’s omitted)	$23,978		$22,658	$52,383	$41,586	$24,299	$14,002

Total return[3]	5.71%		13.60%	(2.93% )	2.33%	7.35%	5.59%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[4]	0.68%	0.87%	0.86%	0.87%	0.87% [4]
Net investment income	5.95%	[4]	6.04%	5.34%	5.05%	5.24%	5.90% [4]
Portfolio turnover	55%		77%	109%	104%	93%	91%

*For the certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.07%	[4]	0.02%	N/A	N/A	N/A	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The series is authorized to issue two classes of shares (Class S & Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 125 million have been designated as High Yield Bond Series Class S common stock and 100 million have been designated as High Yield Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level

13

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$17,012,053	$—	$17,012,053	$—
Consumer Staples	3,645,325	—	3,645,325	—
Energy	21,197,284	—	21,197,284	—
Financials	12,405,138	—	12,405,138	—
Health Care	9,910,412	—	9,910,412	—
Industrials	14,789,665	—	14,789,665	—
Information Technology	2,086,963	—	2,086,963	—
Materials	11,581,584	—	11,581,584	—
Real Estate	1,040,000	—	1,040,000	—
Telecommunication Services	8,518,713	—	8,518,713	—
Utilities	4,800,350	—	4,800,350	—
Mutual fund	6,096,670	6,096,670	—	—

Total assets	$113,084,157	$6,096,670	$106,987,487	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2017.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2017.

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.65% of average daily net assets. Accordingly, the Advisor waived fees of $38,626 for the six months ended June 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

During the six months ended June 30, 2017, a trade processing error was discovered for which it was determined that the Advisor will reimburse the Series $87,034. The impact of the Advisor’s contribution on the Series’ total return was immaterial. As of June 30, 2017, the respective amount is included in the capital shares transactions on the Statement of Changes in Net Assets.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $59,576,682 and $61,811,031, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,388,254	$14,097,029	5,047,936	$49,741,689
Reinvested	178,223	1,791,626	615,273	5,972,032
Repurchased	(1,757,964)	(17,690,516)	(8,222,050)	(81,839,088)

Total	(191,487)	$(1,801,861)	(2,558,841)	$(26,125,367)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	734,543	$6,511,298	2,387,463	$19,922,481
Reinvested	58,852	519,228	320,304	2,737,717
Repurchased	(724,383)	(6,420,589)	(6,482,637)	(57,271,959)

Total	69,012	$609,937	(3,774,870)	$(34,611,761)

Approximately 81% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. No such investments were held by the Series as of June 30, 2017.

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income                     $9,500,378

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$112,734,918
Unrealized appreciation	3,312,888
Unrealized depreciation	(2,963,649)

Net unrealized appreciation	$349,239

As of December 31, 2016, the Series had net long-term capital loss carryforwards of $6,980,741, which may be carried forward indefinitely.

19

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20

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21

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-6/17-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2016

www.manning-napier.com

EMERGING MARKETS SERIES

Emerging Markets Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,065.70	$5.89	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Class I
Actual	$1,000.00	$1,066.60	$4.61	0.90%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Emerging Markets Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

Emerging Markets Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.4%

Consumer Discretionary - 11.4%
Diversified Consumer Services - 2.7%
Fu Shou Yuan International Group Ltd. (China)[1]	4,414,000	$2,662,686

Internet & Direct Marketing Retail - 1.0%
MakeMyTrip Ltd. (India)*	30,595	1,026,462

Media - 5.3%
Dish TV India Ltd. (India)*[1]	1,718,500	2,127,799
Megacable Holdings S.A.B. de C.V. (Mexico)	522,300	2,115,245
Surya Citra Media Tbk PT (Indonesia)[1]	5,377,700	1,045,109

		5,288,153

Textiles, Apparel & Luxury Goods - 2.4%
ANTA Sports Products Ltd. (China)[1]	745,000	2,461,211

Total Consumer Discretionary		11,438,512

Consumer Staples - 21.3%
Beverages - 6.3%
Ambev S.A. - ADR (Brazil)	476,690	2,617,028
Cia Cervecerias Unidas S.A. - ADR (Chile)	73,125	1,918,800
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	17,710	1,741,601

		6,277,429

Food Products - 8.0%
Adecoagro S.A. (Argentina)*	146,420	1,462,736
Gruma S.A.B de C.V. - Class B (Mexico)	209,120	2,728,311
Sao Martinho S.A. (Brazil)	285,920	1,481,858
Tiger Brands Ltd. (South Africa)[1]	84,740	2,382,509

		8,055,414

Tobacco - 7.0%
Gudang Garam Tbk PT (Indonesia)[1]	733,140	4,310,932
KT&G Corp. (South Korea)[1]	26,580	2,718,913

		7,029,845

Total Consumer Staples		21,362,688

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cosan S.A. Industria e Comercio (Brazil)	169,390	1,763,489

Financials - 7.3%
Banks - 3.9%
ICICI Bank Ltd. - ADR (India)	353,683	3,172,537
IDFC Bank Ltd. (India)[1]	880,050	744,068

		3,916,605

Capital Markets - 1.6%
JSE Ltd. (South Africa)[1]	172,470	1,615,081

The accompanying notes are an integral part of the financial statements.

3

Emerging Markets Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Financials (continued)
Consumer Finance - 1.1%
Gentera S.A.B. de C.V. (Mexico)	707,560	$1,061,998

Diversified Financial Services - 0.7%
IDFC Ltd. (India)*[1]	880,050	751,350

Total Financials		7,345,034

Health Care - 14.6%
Biotechnology - 1.7%
China Biologic Products, Inc. (China)*	15,240	1,723,644

Health Care Equipment & Supplies - 4.5%
Ginko International Co. Ltd. (Taiwan)[1]	338,540	2,589,044
St. Shine Optical Co. Ltd. (Taiwan)[1]	91,880	1,922,297

		4,511,341

Health Care Providers & Services - 8.4%
Apollo Hospitals Enterprise Ltd. (India)*[1]	105,674	2,082,416
Fortis Healthcare Ltd. (India)*[1]	959,730	2,402,603
KPJ Healthcare Berhad (Malaysia)[1]	2,657,640	2,612,662
Siloam International Hospitals Tbk PT (Indonesia)*[1]	1,591,200	1,349,132

		8,446,813

Total Health Care		14,681,798

Industrials - 10.6%
Aerospace & Defense - 5.1%
Korea Aerospace Industries Ltd. (South Korea)[1]	65,326	3,254,452
LIG Nex1 Co. Ltd. (South Korea)[1]	29,200	1,889,053

		5,143,505

Commercial Services & Supplies - 1.2%
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	30,610	1,181,641

Electrical Equipment - 2.0%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,971,514

Transportation Infrastructure - 2.3%
Malaysia Airports Holdings Berhad (Malaysia)[1]	1,166,200	2,325,527

Total Industrials		10,622,187

Information Technology - 20.0%
Electronic Equipment, Instruments & Components - 1.2%
China Railway Signal & Communication Corp. Ltd. - Class H (China)[12]	1,460,000	1,125,259

Internet Software & Services - 9.7%
Alibaba Group Holding Ltd. - ADR (China)*	23,780	3,350,602
MiX Telematics Ltd. - ADR (South Africa)	254,040	2,001,835
NetEase, Inc. - ADR (China)	3,885	1,167,948

The accompanying notes are an integral part of the financial statements.

4

Emerging Markets Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
Tencent Holdings Ltd. - Class H (China)[1]	89,300	$3,203,634

		9,724,019

Semiconductors & Semiconductor Equipment - 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	115,130	4,024,945

Technology Hardware, Storage & Peripherals - 5.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,470	5,144,570

Total Information Technology		20,018,793

Materials - 5.3%
Metals & Mining - 4.3%
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	173,845	1,999,218
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	811,240	2,279,227

		4,278,445

Paper & Forest Products - 1.0%
Duratex S.A. (Brazil)	414,700	1,015,188

Total Materials		5,293,633

Telecommunication Services - 6.1%
Diversified Telecommunication Services - 1.0%
Link Net Tbk PT (Indonesia)[1]	2,755,500	1,069,947

Wireless Telecommunication Services - 5.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	200,135	3,186,149
XL Axiata Tbk PT (Indonesia)*[1]	7,423,865	1,898,914

		5,085,063

Total Telecommunication Services		6,155,010

TOTAL COMMON STOCKS
(Identified Cost $90,088,185)		98,681,144

SHORT-TERM INVESTMENT - 1.6%
Dreyfus Government Cash Management[3] , 0.91%,
(Identified Cost $1,637,436)	1,637,436	1,637,436

TOTAL INVESTMENTS - 100.0%
(Identified Cost $91,725,621)		100,318,580
OTHER ASSETS, LESS LIABILITIES - 0.0%#		20,161

NET ASSETS - 100%		$100,338,741

The accompanying notes are an integral part of the financial statements.

5

Emerging Markets Series

Investment Portfolio - June 30, 2017

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,125,259 or 1.1% of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

3Rate shown is the current yield as of June 30, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

China - 15.6%; South Korea - 14.1%; Mexico - 13.1%.; India - 12.3%; Taiwan - 10.5%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Emerging Markets Series

Statement of Assets & Liabilities

June 30, 2017 (unaudited)

ASSETS:
Investments, at value (identified cost $91,725,621) (Note 2)	$100,318,580
Dividends receivable	234,243
Receivable for fund shares sold	58,328
Prepaid expenses	26,560

TOTAL ASSETS	100,637,711

LIABILITIES:
Accrued management fees (Note 3)	51,450
Accrued shareholder services fees (Class S) (Note 3)	20,817
Accrued fund accounting and administration fees (Note 3)	9,301
Accrued Directors’ fees (Note 3)	361
Accrued Chief Compliance Officer service fees (Note 3)	306
Payable for fund shares repurchased	152,919
Accrued custodian fees	37,623
Other payables and accrued expenses	26,193

TOTAL LIABILITIES	298,970

TOTAL NET ASSETS	$100,338,741

NET ASSETS CONSIST OF:
Capital stock	$110,491
Additional paid-in-capital	113,980,399
Undistributed net investment income	452,128
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(22,796,988)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	8,592,711

TOTAL NET ASSETS	$100,338,741

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($98,934,174/10,895,262 shares)	$9.08

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($1,404,567/153,830 shares)	$9.13

The accompanying notes are an integral part of the financial statements.

7

Emerging Markets Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld, $116,343)	$740,684

EXPENSES:
Management fees (Note 3)	384,530
Shareholder services fees (Class S)(Note 3)	131,144
Fund accounting and administration fees (Note 3)	27,358
Transfer agent fees (Note 3)	8,961
Directors’ fees (Note 3)	3,698
Chief Compliance Officer service fees (Note 3)	1,933
Custodian fees	49,487
Miscellaneous	62,130

Total Expenses	669,241
Less reduction of expenses (Note 3)	(43,701)

Net Expenses	625,540

NET INVESTMENT INCOME	115,144

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on-
Investments	(5,160,492)
Foreign currency and translation of other assets and liabilities	(58,188)

(5,218,680)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $10,116)	12,459,679
Foreign currency and translation of other assets and liabilities	(232)

12,459,447

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	7,240,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,355,911

The accompanying notes are an integral part of the financial statements.

8

Emerging Markets Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$115,144	$415,279
Net realized gain (loss) on investments and foreign currency	(5,218,680)	(3,454,436)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	12,459,447	5,580,060

Net increase from operations	7,355,911	2,540,903

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class S)	—	(172,763)
From net investment income (Class I)	—	(7,827)

Total distributions to shareholders	—	(180,590)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 5)	(20,146,801)	22,061,523

Net increase (decrease) in net assets	(12,790,890)	24,421,836
NET ASSETS:
Beginning of period	113,129,631	88,707,795

End of period (including undistributed net investment income of $452,128 and $ 336,984, respectively)	$100,338,741	$113,129,631

The accompanying notes are an integral part of the financial statements.

9

Emerging Markets Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)		FOR THE YEARS ENDED
			12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.52		$8.26	$9.24	$11.40	$11.64	$9.85

Income (loss) from investment operations:
Net investment income[1]	0.01		0.03	0.04	0.28 [2]	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.55		0.24	(0.98)	(1.67)	0.95	2.20

Total from investment operations	0.56		0.27	(0.94)	(1.39)	1.01	2.24

Less distributions to shareholders:
From net investment income	—		(0.01)	—	(0.29)	(0.02)	(0.03)
From net realized gain on investments	—		—	(0.04)	(0.48)	(1.23)	(0.42)

Total distributions to shareholders	—		(0.01)	(0.04)	(0.77)	(1.25)	(0.45)

Net asset value - End of period	$9.08		$8.52	$8.26	$9.24	$11.40	$11.64

Net assets - End of period (000’s omitted)	$98,934		$108,292	$82,689	$91,178	$104,884	$95,253

Total return[3]	6.57%		3.31%	(10.18% )	(12.24% )	8.91%	22.77%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.15%	[4]	1.15%	1.15%	1.15%	1.20%	1.20%
Net investment income	0.21%	[4]	0.39%	0.46%	2.54% [2]	0.54%	0.39%
Portfolio turnover	17%		28%	61%	26%	44%	40%

*Effective December 18, 2013, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.08%	[4]	0.10%	0.11%	0.11%	0.09%	N/A

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.05 and the net investment income ratio would have been 0.48%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Emerging Markets Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 12/18/13[1] TO 12/31/13
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.56		$8.27	$9.24	$11.40	$11.18

Income (loss) from investment operations:
Net investment income[2]	0.01		0.05	0.04	0.43 [3]	0.01
Net realized and unrealized gain (loss) on investments	0.56		0.25	(0.97)	(1.79)	0.21

Total from investment operations	0.57		0.30	(0.93)	(1.36)	0.22

Less distributions to shareholders:
From net investment income	—		(0.01)	—	(0.32)	—
From net realized gain on investments	—		—	(0.04)	(0.48)	—

Total distributions to shareholders	—		(0.01)	(0.04)	(0.80)	—

Net asset value - End of period	$9.13		$8.56	$8.27	$9.24	$11.40

Net assets - End of period (000’s omitted)	$1,405		$4,838	$6,018	$16,973	$1,088

Total return[4]	6.66%		3.67%	(10.07% )	(11.98% )	1.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[5]	0.90%	0.90%	0.90%	1.89%	[5]
Net investment income	0.23%	[5]	0.64%	0.44%	3.93% [3]	4.91%	[5],[6]
Portfolio turnover	17%		28%	61%	26%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.08%[5]		0.10%	0.10%	0.14%	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.08 and the net investment income ratio would have been 0.72%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6The annualized net investment income ratio may not be indicative of operating results for a full year.

The accompanying notes are an integral part of the financial statements.

11

Emerging Markets Series

Notes to Financial Statements

(unaudited)

1.	Organization

Emerging Markets Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated as Emerging Markets Series Class S common stock, and 100 million have been designated as Emerging Markets Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,438,512	$3,141,707	$8,296,805	$—
Consumer Staples	21,362,688	11,950,334	9,412,354	—
Energy	1,763,489	1,763,489	—	—
Financials	7,345,034	4,234,535	3,110,499	—
Health Care	14,681,798	1,723,644	12,958,154	—
Industrials	10,622,187	—	10,622,187	—
Information Technology	20,018,793	10,545,330	9,473,463	—
Materials	5,293,633	5,293,633	—	—
Telecommunication Services	6,155,010	3,186,149	2,968,861	—
Mutual fund	1,637,436	1,637,436	—	—

Total assets	$100,318,580	$43,476,257	$56,842,323	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

13

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. As of June 30, 2017, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

15

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed, until at least April 30, 2018, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.90% of average daily net assets each year. Accordingly, the Advisor waived fees of $43,701 for the six months ended June 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $18,434,160 and $34,277,200, respectively. There were no purchases or sales of U.S. Government securities.

16

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Emerging Markets Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	581,461	$5,248,863	4,482,721	$38,849,898
Reinvested	—	—	18,752	168,367
Repurchased	(2,394,965)	(21,623,408)	(1,805,374)	(15,509,348)

Total	(1,813,504)	$(16,374,545)	2,696,099	$23,508,917

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	— [1]	$1,131	813	$6,636
Reinvested	—	—	865	7,789
Repurchased	(411,493)	(3,773,387)	(163,781)	(1,461,819)

Total	(411,493)	$(3,772,256)	(162,103)	$(1,447,394)

1 Less than 1 share.

Approximately 78% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

17

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$180,590

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$91,725,621
Unrealized appreciation	14,692,565
Unrealized depreciation	(6,099,606)

Net unrealized appreciation	$8,592,959

At December 31, 2016, the Series had net short-term capital loss carryforwards of $5,198,803 and net long-term capital loss carryforwards of $12,379,505, which may be carried forward indefinitely.

18

Emerging Markets Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEMS-6/17-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

STRATEGIC INCOME CONSERVATIVE SERIES

STRATEGIC INCOME MODERATE SERIES

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Conservative Series
Actual (Class S)	$1,000.00	$1,032.80	$1.51	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,032.90	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Moderate Series
Actual (Class S)	$1,000.00	$1,041.10	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,042.30	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

1Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

2Expenses are equal to each Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

1

Portfolio Composition as of June 30, 2017 - Asset Allocation1

(unaudited)

2

Investment Portfolios - June 30, 2017

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,456,322	$14,417,584
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	216,642	3,425,115
Manning & Napier Fund, Inc. - Equity Income Series, Class I	269,378	3,073,606
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	94,486	839,039
Manning & Napier Fund, Inc. - Real Estate Series, Class I	300,927	2,214,825
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	414,300	3,890,282

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $27,694,834)		27,860,451
OTHER ASSETS, LESS LIABILITIES - 0.0%#		10,411

NET ASSETS - 100%		$27,870,862

#Less than 0.1%.
STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,072,218	$10,614,954
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	448,805	7,095,606
Manning & Napier Fund, Inc. - Equity Income Series, Class I	580,787	6,626,782
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	177,456	1,575,813
Manning & Napier Fund, Inc. - Real Estate Series, Class I	340,484	2,505,962
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	333,103	3,127,833

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $31,037,327)		31,546,950
OTHER ASSETS, LESS LIABILITIES - 0.0%#		7,272

NET ASSETS - 100%		$31,554,222

#Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

3

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
ASSETS:
Total investments in Underlying Series:
At value* (Note 2)	$27,860,451	$31,546,950
Receivable from Advisor (Note 3)	10,712	10,098
Receivable for shares of Underlying Series sold	34,225	—
Receivable for fund shares sold	200	150
Prepaid expenses	32,892	31,227

TOTAL ASSETS	27,938,480	31,588,425

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	9,092	9,202
Accrued shareholder services fees (Class S) (Note 3)	3,897	4,829
Accrued Chief Compliance Officer service fees (Note 3)	318	318
Accrued Directors’ fees (Note 3)	192	197
Payable for fund shares repurchased	34,425	—
Audit fees payable	12,872	12,856
Custodian fees payable	5,723	6,250
Payable for shares of Underlying Series purchased	—	150
Other payables and accrued expenses	1,099	401

TOTAL LIABILITIES	67,618	34,203

TOTAL NET ASSETS	$27,870,862	$31,554,222

NET ASSETS CONSIST OF:
Capital stock	27,003	28,757
Additional paid-in-capital	28,094,810	31,093,223
Undistributed net investment income	26,155	31,052
Accumulated net realized loss on Underlying Series	(442,723)	(108,433)
Net unrealized depreciation on Underlying Series	165,617	509,623

TOTAL NET ASSETS	$27,870,862	$31,554,222

Class S
Net Assets	$18,810,957	$23,603,533
Shares Outstanding	1,822,829	2,151,150
Net Asset Value, Offering Price, and Redemption Price per share	$10.32	$10.97
Class I
Net Assets	$9,059,905	$7,950,689
Shares Outstanding	877,492	724,548
Net Asset Value, Offering Price, and Redemption Price per share	$10.32	$10.97
*At identified cost	$27,694,834	$31,037,327

The accompanying notes are an integral part of the financial statements.

4

Statements of Operations

For the Six Months Ended June 30, 2017 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
INVESTMENT INCOME:
Income distributions from Underlying Series	$217,123	$257,911

EXPENSES:
Fund accounting and administration fees (Note 3)	25,429	25,524
Shareholder services fees (Class S) (Note 3)	21,389	26,749
Transfer agent fees (Note 3)	2,747	1,854
Chief Compliance Officer service fees (Note 3)	1,933	1,933
Directors’ fees (Note 3)	506	620
Registration and filing fees	9,696	9,246
Audit fees	9,521	9,521
Custodian fees	6,942	5,835
Miscellaneous	6,202	6,097

Total Expenses	84,365	87,379
Less reduction of expenses (Note 3)	(56,680)	(53,398)

Net Expenses	27,685	33,981

NET INVESTMENT INCOME	189,438	223,930

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	(59,933)	(46,859)
Net change in unrealized appreciation (depreciation) on Underlying Series	678,024	999,710

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	618,091	952,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$807,529	$1,176,781

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	STRATEGIC INCOME CONSERVATIVE SERIES		STRATEGIC INCOME MODERATE SERIES
	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 189,438	$ 475,989	$ 223,930	$ 539,927
Net realized gain (loss) on Underlying Series	(59,933)	(391,149)	(46,859)	(270,506)
Distributions of realized gains from Underlying Series	—	348,328	—	493,674
Net change in unrealized appreciation (depreciation) on underlying series	678,024	687,902	999,710	1,052,606
Net increase (decrease) from operations	807,529	1,121,070	1,176,781	1,815,701
DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class S)	(104,977)	(425,185)	(136,767)	(593,606)
From net investment income (Class I)	(59,003)	(229,331)	(56,111)	(138,150)
From net realized gain on investments (Class S)	—	(156,685)	—	(463,018)
From net realized gain on investments (Class I)	—	(70,251)	—	(102,795)
Total distributions to shareholders	(163,980)	(881,452)	(192,878)	(1,297,569)
CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 6)	5,176,209	1,760,174	7,756,985	2,306,713
Net increase (decrease) in net assets	5,819,758	1,999,792	8,740,888	2,824,845
NET ASSETS:
Beginning of period	22,051,104	20,051,312	22,813,334	19,988,489
End of period (including undistributed net investment income of $26,155, $697, $31,052 and $0, respectively)	$27,870,862	$22,051,104	$31,554,222	$22,813,334

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED				FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.05		$9.87	$10.33	$10.24	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.07		0.23	0.23	0.37	0.39	0.30
Net realized and unrealized gain (loss) on investments	0.26		0.37	(0.23)	0.28	0.10	0.01

Total from investment operations	0.33		0.60	—	0.65	0.49	0.31

Less distributions to shareholders:
From net investment income	(0.06)		(0.31)	(0.19)	(0.35)	(0.30)	(0.24)
From net realized gain on investments	—		(0.11)	(0.27)	(0.21)	(0.02)	(0.00)[4]

Total distributions to shareholders	(0.06)		(0.42)	(0.46)	(0.56)	(0.32)	(0.24)

Net asset value - End of period	$10.32		$10.05	$9.87	$10.33	$10.24	$10.07

Net assets - End of period (000’s omitted)	$18,811		$14,588	$13,420	$15,394	$8,927	$2,115

Total return[5]	3.28%		6.13%	0.08%	6.30%	4.96%	3.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[6,7]	0.30% [7]	0.30% [8]	0.30% [9]	0.30% [10]	0.30% [6,11]
Net investment income[2]	1.42%	[6]	2.26%	2.28%	3.50%	3.84%	2.95%
Series portfolio turnover[12]	8%		41%	90%	39%	116%	5%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.45%	[6,7]	0.59% [7]	0.46% [8]	0.43% [9]	1.23% [10]	10.89% [6,11,13]
STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED				FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.06		$9.87	$10.33	$10.24	$10.06	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.09		0.25	0.21	0.41	0.43	0.22
Net realized and unrealized gain (loss) on investments	0.24		0.38	(0.18)	0.26	0.09	0.08

Total from investment operations	0.33		0.63	0.03	0.67	0.52	0.30

Less distributions to shareholders:
From net investment income	(0.07)		(0.33)	(0.22)	(0.37)	(0.32)	(0.24)
From net realized gain on investments	—		(0.11)	(0.27)	(0.21)	(0.02)	(0.00)[4]

Total distributions to shareholders	(0.07)		(0.44)	(0.49)	(0.58)	(0.34)	(0.24)

Net asset value - End of period	$10.32		$10.06	$9.87	$10.33	$10.24	$10.06

Net assets - End of period (000’s omitted)	$9,060		$7,463	$6,632	$12,267	$4,013	$52

Total return[5]	3.29%		6.49%	0.34%	6.55%	5.28%	3.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6,7]	0.05% [7]	0.05% [8]	0.05% [9]	0.05% [10]	0.05% [6,11]
Net investment income[2]	0.79%	[6]	2.42%	2.08%	3.92%	4.19%	2.15%
Series portfolio turnover[12]	8%		41%	90%	39%	116%	5%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.45%	[6,7]	0.59% [7]	0.46% [8]	0.41% [9]	1.23% [10]	27.14% [6,11,13]

1Commencement of operations.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Calculated based on average shares outstanding during the periods.

4Less than ($0.01) per share.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.54%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.50%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.48%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.64%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.71%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

STRATEGIC INCOME MODERATE SERIES CLASS S	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED								FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/17 (UNAUDITED)		12/31/16		12/31/15		12/31/14		12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60		$10.31		$10.84		$10.80		$10.07		$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.08		0.27		0.25		0.38		0.32		0.30
Net realized and unrealized gain (loss) on investments	0.36		0.66		(0.36)		0.34		0.82		0.02

Total from investment operations	0.44		0.93		(0.11)		0.72		1.14		0.32

Less distributions to shareholders:
From net investment income	(0.07)		(0.36)		(0.20)		(0.37)		(0.30)		(0.25)
From net realized gain on investments	—		(0.28)		(0.22)		(0.31)		(0.11)		(0.00)[4]

Total distributions to shareholders	(0.07)		(0.64)		(0.42)		(0.68)		(0.41)		(0.25)

Net asset value - End of period	$10.97		$10.60		$10.31		$10.84		$10.80		$10.07

Net assets - End of period (000’s omitted)	$23,604		$19,062		$16,040		$15,751		$6,722		$2,019

Total return[5]	4.11%		9.10%		(1.01%	)	6.66%		11.49%		3.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[6,7]	0.30%	[7]	0.30%	[8]	0.30%	[9]	0.30%	[10]	0.30%	[6,11]
Net investment income[2]	1.49%	[6]	2.55%		2.29%		3.37%		2.99%		2.92%
Series portfolio turnover[12]	4%		28%		74%		35%		78%		7%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.37%	[6,7]	0.56%	[7]	0.57%	[8]	0.73%	[9]	1.82%	[10]	10.28%	[6,11,13]
STRATEGIC INCOME MODERATE SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED								FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/17 (UNAUDITED)		12/31/16		12/31/15		12/31/14		12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60		$10.31		$10.84		$10.80		$10.07		$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.09		0.28		0.30		0.41		0.55		0.22
Net realized and unrealized gain (loss) on investments	0.36		0.67		(0.39)		0.34		0.62		0.10

Total from investment operations	0.45		0.95		(0.09)		0.75		1.17		0.32

Less distributions to shareholders:
From net investment income	(0.08)		(0.38)		(0.22)		(0.40)		(0.33)		(0.25)
From net realized gain on investments	—		(0.28)		(0.22)		(0.31)		(0.11)		(0.00)	[4]

Total distributions to shareholders	(0.08)		(0.66)		(0.44)		(0.71)		(0.44)		(0.25)

Net asset value - End of period	$10.97		$10.60		$10.31		$10.84		$10.80		$10.07

Net assets - End of period (000’s omitted)	$7,951		$3,752		$3,948		$2,136		$1,373		$53

Total return[5]	4.23%		9.36%		(0.76%)		6.90%		11.73%		3.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6,7]	0.05%	[7]	0.05%	[8]	0.05%	[9]	0.05%	[10]	0.05%	[6,11]
Net investment income[2]	1.72%	[6]	2.63%		2.76%		3.65%		5.17%		2.16%
Series portfolio turnover[12]	4%		28%		74%		35%		78%		7%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.37%	[6,7]	0.56%	[7]	0.67%	[8]	0.73%	[9]	1.82%	[10]	27.25%	[6,11,13]

1Commencement of operations.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Calculated based on average shares outstanding during the periods.

4Less than ($0.01) per share.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.59%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.57%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.49%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.65%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements

(unaudited)

1.	Organization

Strategic Income Conservative Series and Strategic Income Moderate Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Strategic Income Conservative Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth. Strategic Income Moderate Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.

Each Series seeks to achieve its investment objective by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2017, the Underlying Series include the Core Bond Series, Unconstrained Bond Series, Disciplined Value Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund for Strategic Income Conservative Series and Strategic Income Moderate Series. The financial statements of the Underlying Series, which are available at www.manning-napier.com, should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue two classes of shares (Class S and I). Each class of shares is substantially the same, except that Class S shares bear a shareholder services fee.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated in each of the Series for Class S common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

9

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

	STRATEGIC INCOME CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$27,860,451	$27,860,451	$—	$—

Total assets:	$27,860,451	$27,860,451	$—	$—

	STRATEGIC INCOME MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$31,546,950	$31,546,950	$—	$—

Total assets:	$31,546,950	$31,546,950	$—	$—

There were no Level 2 or Level 3 securities held by either of the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Expenses included in the accompanying Statements of Operations do not include any expense of the Underlying Series.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

10

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

11

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder service plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client services, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has contractually agreed, until at least April 30, 2018, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of each class’ shareholder services fee, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended June 30, 2017, the Advisor reimbursed expenses of $56,680 for Strategic Income Conservative Series and $53,398 for Strategic Income Moderate Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets with an annual base fee of $45,400 per Strategic Income series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.00225% of average daily net assets with an annual base fee of $45,400 per Strategic Income series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Strategic Income Conservative Series	$7,225,735	$2,045,153
Strategic Income Moderate Series	$8,852,059	$1,082,834

12

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended June 30, 2017 is set forth below:

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/17	SHARES HELD AT 6/30/17	DIVIDEND INCOME 1/1/17 THROUGH 6/30/17	NET REALIZED GAIN/(LOSS) 1/1/17 THROUGH 6/30/17
Manning & Napier Core Bond Series - Class I	$11,553,580	$3,757,382	$1,063,480	$14,417,584	1,456,322	$109,283	$(14,235)
Manning & Napier Disciplined Value Series - Class I	2,608,434	867,088	245,418	3,425,115	216,642	27,605	(18,172)
Manning & Napier Equity Income Series - Class I	2,400,759	794,831	224,967	3,073,606	269,378	23,319	26,309
Manning & Napier High Yield Bond Series - Class I	661,857	216,772	61,355	839,039	94,486	19,735	(4,514)
Manning & Napier Real Estate Series - Class I	1,712,176	578,059	163,612	2,214,825	300,927	—	(43,028)
Manning & Napier Unconstrained Bond Series - Class I	3,124,973	1,011,603	286,321	3,890,282	414,300	37,181	(6,293)

	$22,061,779	$7,225,735	$2,045,153	$27,860,451		$217,123	$(59,933)

13

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/17	SHARES HELD AT 6/30/17	DIVIDEND INCOME 1/1/17 THROUGH 6/30/17	NET REALIZED GAIN/(LOSS) 1/1/17 THROUGH 6/30/17
Manning & Napier Core Bond Series - Class I	$7,847,955	$3,009,700	$368,164	$10,614,954	1,072,218	$81,550	$(5,879)
Manning & Napier Disciplined Value Series - Class I	4,968,804	1,947,453	238,223	7,095,606	448,805	58,119	(16,498)
Manning & Napier Equity Income Series - Class I	4,762,488	1,858,932	227,395	6,626,782	580,787	49,983	5,931
Manning & Napier High Yield Bond Series - Class I	1,146,151	442,603	54,142	1,575,813	177,456	37,654	(1,436)
Manning & Napier Real Estate Series - Class I	1,780,911	708,165	86,627	2,505,962	340,484	—	(26,650)
Manning & Napier Unconstrained Bond Series - Class I	2,318,565	885,206	108,283	3,127,833	333,103	30,606	(2,327)

	$22,824,874	$8,852,059	$1,082,834	$31,546,950		$257,912	$(46,859)

14

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares were:

STRATEGIC
INCOME	FOR THE SIX				FOR THE SIX
CONSERVATIVE	MONTHS ENDED		FOR THE YEAR ENDED		MONTHS ENDED		FOR THE YEAR ENDED
SERIES:	6/30/17		12/31/16		6/30/17		12/31/16

	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	592,581	$6,045,781	432,220	$4,418,471	163,688	$1,682,150	333,797	$3,431,363
Reinvested	9,582	98,719	55,676	562,452	5,728	59,003	29,918	301,686
Repurchased	(230,464)	(2,360,952)	(396,511)	(3,980,728)	(34,030)	(348,492)	(293,517)	(2,973,070)

Total	371,699	$3,783,548	91,385	$1,000,195	135,386	$1,392,661	70,198	$759,979

STRATEGIC
INCOME	FOR THE SIX				FOR THE SIX
MODERATE	MONTHS ENDED		FOR THE YEAR ENDED		MONTHS ENDED		FOR THE YEAR ENDED
SERIES:	6/30/17		12/31/16		6/30/17		12/31/16

	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	443,271	$4,794,574	438,494	$4,678,363	375,676	$4,000,000	12,846	$141,181
Reinvested	11,467	125,648	92,565	983,310	5,124	56,111	22,899	242,756
Repurchased	(102,095)	(1,107,765)	(288,012)	(3,050,696)	(10,249)	(111,583)	(64,637)	(688,201)

Total	352,643	$3,812,457	243,047	$2,610,977	370,551	$3,944,528	(28,892)	$(304,264)

At June 30, 2017, approximately 6% of the shares outstanding of the Strategic Income Moderate Series are fiduciary accounts where the Advisor has sole investment discretion.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. Unconstrained Bond Series held futures contracts and forward foreign currency exchange contracts at June 30, 2017.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Ordinary income	$654,516	$733,206
Long-term capital gain	$226,936	$564,363

15

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Cost for federal income tax purposes	$28,211,398	$31,452,726
Unrealized appreciation	—	308,237
Unrealized depreciation	(350,947)	(214,013)

Net unrealized appreciation (depreciation)	$(350,947)	$94,224

16

{This page intentionally left blank}

17

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone On the SEC’s web site	1-800-466-3863 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSTI-6/17-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

GLOBAL FIXED INCOME SERIES

Global Fixed Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,050.50	$4.32	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class I
Actual	$1,000.00	$1,024.40	$3.51	0.70%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Global Fixed Income Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 23.1%

Non-Convertible Corporate Bonds - 23.1%
Consumer Discretionary - 1.8%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	430,000	$457,100

Household Durables - 0.7%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3] , 6.125%, 7/1/2022	B1	200,000	207,000
Century Communities, Inc. (United States)[3] , 5.875%, 7/15/2025	B3	95,000	94,525
Meritage Homes Corp. (United States)[3] , 5.125%, 6/6/2027	Ba2	90,000	90,113
NVR, Inc. (United States), 3.95%, 9/15/2022	Baa2	640,000	670,036
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 4.375%, 6/15/2019	Ba3	135,000	138,267
Weekley Homes LLC - Weekley Finance Corp. (United States), 6.00%, 2/1/2023	Caa1	115,000	111,838

			1,311,779

Media - 0.7%
Comcast Corp. (United States), 4.40%, 8/15/2035	A3	439,000	471,897
CSC Holdings, LLC (United States), 5.25%, 6/1/2024	B2	135,000	137,714
Sirius XM Radio, Inc. (United States)[3] , 5.375%, 4/15/2025	Ba3	175,000	180,906
UPCB Finance IV Ltd. (Netherlands)[3] , 5.375%, 1/15/2025	Ba3	200,000	209,250
VTR Finance B.V. (Chile)[3] , 6.875%, 1/15/2024	B1	200,000	212,000

			1,211,767

Multiline Retail - 0.2%
Dollar General Corp. (United States), 3.25%, 4/15/2023	Baa2	390,000	397,232

Total Consumer Discretionary			3,377,878

Consumer Staples - 1.2%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	610,000	945,119
PepsiCo, Inc. (United States), 3.10%, 7/17/2022	A1	370,000	383,413

			1,328,532

Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC (United States)[3] , 5.375%, 7/15/2022	Ba3	180,000	177,300
CVS Health Corp. (United States), 3.50%, 7/20/2022	Baa1	560,000	580,755

			758,055

Household Products - 0.1%
First Quality Finance Co., Inc. (United States)[3] , 5.00%, 7/1/2025	B1	100,000	102,000

Total Consumer Staples			2,188,587

Energy - 3.2%
Energy Equipment & Services - 0.6%
McDermott International, Inc. (United States)[3] , 8.00%, 5/1/2021	B2	175,000	176,313
Schlumberger Holdings Corp. (United States)[3] , 3.625%, 12/21/2022	Baa1	760,000	790,742

The accompanying notes are an integral part of the financial statements.

3

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)			PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Trinidad Drilling Ltd. (Canada)[3] , 6.625%, 2/15/2025	Caa1			135,000	$128,250

					1,095,305

Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A1			760,000	780,192
Cheniere Corpus Christi Holdings, LLC (United States), 7.00%, 6/30/2024	Ba3			140,000	155,750
Chevron Corp. (United States), 1.79%, 11/16/2018	Aa2			390,000	391,194
Columbia Pipeline Group, Inc. (United States), 4.50%, 6/1/2025	Baa2			390,000	415,150
ConocoPhillips Co. (United States), 3.35%, 5/15/2025	Baa2			400,000	406,389
Continental Resources, Inc. (United States), 3.80%, 6/1/2024	Ba3			100,000	91,562
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[4]		135,000	132,975
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa2			350,000	349,741
Enviva Partners LP - Enviva Partners Finance Corp. (United States)[3] , 8.50%, 11/1/2021	B2			165,000	176,138
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[4]		130,000	136,825
Hilcorp Energy I LP - Hilcorp Finance Co. (United States)[3] ,5.75%, 10/1/2025	Ba2			180,000	169,650
Kinder Morgan Energy Partners LP (United States), 4.30%, 5/1/2024	Baa3			820,000	847,518
PBF Holding Co. LLC - PBF Finance Corp. (United States)[3] , 7.25%, 6/15/2025	B1			100,000	96,375
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3			410,000	398,532
SemGroup Corp. (United States)[3] , 6.375%, 3/15/2025	B2			120,000	116,100
Southwestern Energy Co. (United States), 6.70%, 1/23/2025	B1			100,000	97,750
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp. (United States)[3] , 5.50%, 9/15/2024	B1			145,000	146,812

					4,908,653

Total Energy					6,003,958

Financials - 7.5%
Banks - 4.0%
Asian Development Bank (Supranational), 1.00%, 8/16/2019	Aaa			1,000,000	988,262
Banco Santander S.A. (Spain)[5] , 4.00%, 4/7/2020	Aa2		EUR	100,000	127,198
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	Baa2			600,000	614,086
Bank of America Corp. (United States), 4.00%, 1/22/2025	Baa3			595,000	605,362
Barclays Bank plc (United Kingdom)[3] , 10.179%, 6/12/2021	Baa3			310,000	388,265
BNP Paribas Home Loan Covered Bonds S.A. (France)[5] , 3.75%, 4/20/2020	AAA	[6]	EUR	50,000	63,458
Citigroup, Inc. (United States), 3.875%, 3/26/2025	Baa3			800,000	804,944
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1			380,000	389,375
JPMorgan Chase & Co. (United States)[7] , 2.776%, 4/25/2023	A3			775,000	776,392

The accompanying notes are an integral part of the financial statements.

4

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa2	787,000	$815,944
Popular, Inc. (United States), 7.00%, 7/1/2019	B2	260,000	273,000
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa CAD	1,995,000	1,566,493

			7,412,779

Capital Markets - 1.5%
The Goldman Sachs Group, Inc. (United States)[7] , 2.80%, 11/29/2023	A3	790,000	815,457
The Goldman Sachs Group, Inc. (United States), 4.25%, 10/21/2025	Baa2	390,000	403,127
Morgan Stanley (United States)[7] , 2.373%, 5/8/2024	A3	600,000	603,098
Morgan Stanley (United States), 5.00%, 11/24/2025	Baa2	550,000	598,102
TD Ameritrade Holding Corp. (United States), 2.95%, 4/1/2022	A3	380,000	388,852

			2,808,636

Consumer Finance - 0.1%
Navient Corp. (United States), 6.125%, 3/25/2024	Ba3	145,000	149,350

Diversified Financial Services - 0.7%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3	765,000	811,654

Icahn Enterprises LP - Icahn Enterprises Finance Corp. (United States), 6.25%, 2/1/2022	Ba3	135,000	140,738
Jefferies Finance LLC - JFIN Co-Issuer Corp. (United States)[3] , 7.375%, 4/1/2020	B1	245,000	251,125
LPL Holdings, Inc. (United States)[3] , 5.75%, 9/15/2025	B2	85,000	88,400

			1,291,917

Insurance - 1.1%
American International Group, Inc. (United States), 4.125%, 2/15/2024	Baa1	570,000	601,807
Assured Guaranty US Holdings, Inc. (United States), 5.00%, 7/1/2024	Baa2	925,000	991,720
Prudential Financial, Inc. (United States)[8] , 5.875%, 9/15/2042	Baa2	370,000	412,254

			2,005,781

Thrifts & Mortgage Finance - 0.1%

Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp. (United States)[3] , 5.875%, 8/1/2021	Ba3	215,000	219,838

Total Financials			13,888,301

Health Care - 1.8%
Biotechnology - 0.3%

AbbVie, Inc. (United States), 1.80%, 5/14/2018	Baa2	390,000	390,492
AMAG Pharmaceuticals, Inc. (United States)[3] , 7.875%, 9/1/2023	Ba3	150,000	144,187

			534,679

Health Care Equipment & Supplies - 0.0%
Hill-Rom Holdings, Inc. (United States)[3] , 5.00%, 2/15/2025	B1	90,000	91,800

The accompanying notes are an integral part of the financial statements.

5

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 1.4%
DaVita, Inc. (United States), 5.00%, 5/1/2025	Ba3		100,000	$100,250
Express Scripts Holding Co. (United States), 3.50%, 6/15/2024	Baa2		375,000	378,275
FMC Finance VIII S.A. (Germany)[3,5] , 6.50%, 9/15/2018	Baa3	EUR	1,540,000	1,893,281
LifePoint Health, Inc. (United States), 5.375%, 5/1/2024	Ba2		140,000	144,900

				2,516,706

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[3] , 7.00%, 4/15/2023	Caa3		190,000	27,550
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC (United States)[3] , 5.625%, 10/15/2023	B1		155,000	141,438

				168,988

Total Health Care				3,312,173

Industrials - 1.9%
Aerospace & Defense - 0.1%

Arconic, Inc. (United States), 5.87%, 2/23/2022	Ba2		140,000	149,800

Airlines - 0.3%
Allegiant Travel Co. (United States), 5.50%, 7/15/2019	B1		145,000	150,438
American Airlines Group, Inc. (United States)[3] , 5.50%, 10/1/2019	B1		85,000	89,514
Southwest Airlines Co. (United States), 2.75%, 11/6/2019	A3		280,000	284,364
Southwest Airlines Co. (United States), 2.65%, 11/5/2020	A3		140,000	141,667

				665,983

Building Products - 0.1%

Airxcel, Inc. (United States)[3] , 8.50%, 2/15/2022	B2		135,000	142,087

Commercial Services & Supplies - 0.1%

Covanta Holding Corp. (United States), 5.875%, 7/1/2025	B1		140,000	135,800

Construction & Engineering - 0.3%
Fluor Corp. (United States), 3.50%, 12/15/2024	A3		380,000	394,180
Tutor Perini Corp. (United States)[3] , 6.875%, 5/1/2025	B1		135,000	142,088

				536,268

Industrial Conglomerates - 0.9%

General Electric Co. (United States)[7] , 1.551%, 5/5/2026	A1		855,000	839,473
Siemens Financieringsmaatschappij N.V. (Germany)[3] , 2.90%, 5/27/2022	A1		760,000	775,551

				1,615,024

Machinery - 0.1%

Meritor Inc. (United States), 6.25%, 2/15/2024	B2		135,000	140,738
Xerium Technologies, Inc. (United States), 9.50%, 8/15/2021	B2		100,000	106,250

				246,988

The accompanying notes are an integral part of the financial statements.

6

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.0%
International Lease Finance Corp. (United States), 6.25%, 5/15/2019	Baa3	95,000	$101,895

Total Industrials			3,593,845

Information Technology - 1.3%
Internet Software & Services - 0.6%
Activision Blizzard, Inc. (United States), 3.40%, 6/15/2027	Baa2	760,000	757,413
Nuance Communications Inc. (United States)[3] , 5.625%, 12/15/2026	Ba3	135,000	144,113
VeriSign, Inc. (United States), 5.25%, 4/1/2025	Ba1	90,000	96,075

			997,601

IT Services - 0.5%
Automatic Data Processing, Inc. (United States), 2.25%, 9/15/2020	Aa3	380,000	384,700
Visa, Inc. (United States), 2.80%, 12/14/2022	A1	565,000	575,247

			959,947

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc. (United States), 3.00%, 5/20/2022	A1	380,000	389,703

Total Information Technology			2,347,251

Materials - 2.1%
Chemicals - 0.5%
The Dow Chemical Co. (United States), 8.55%, 5/15/2019	Baa2	330,000	369,612
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3] , 8.375%, 12/1/2022	B3	115,000	119,313
NOVA Chemicals Corp. (Canada)[3] , 4.875%, 6/1/2024	Ba2	100,000	99,625
Solvay Finance America LLC (Belgium)[3] , 3.40%, 12/3/2020	Baa2	380,000	392,107

			980,657

Metals & Mining - 1.4%
Corp Nacional del Cobre de Chile (Chile)[3] , 4.50%, 9/16/2025	A3	896,000	954,141
Glencore Funding, LLC (Switzerland)[3] , 4.625%, 4/29/2024	Baa2	888,000	928,315
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	Ba1	75,000	79,875
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	Baa2	461,000	472,638
Techniplas LLC (United States)[3] , 10.00%, 5/1/2020	Caa2	125,000	107,500

			2,542,469

Paper & Forest Products - 0.2%
Domtar Corp. (United States), 4.40%, 4/1/2022	Baa3	390,000	409,851

Total Materials			3,932,977

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp. (United States), 3.30%, 2/15/2021	Baa3	770,000	790,115
Crown Castle Towers LLC (United States)[3] , 6.113%, 1/15/2020	A2	270,000	290,275
Crown Castle Towers LLC (United States)[3] , 4.883%, 8/15/2020	A2	90,000	96,041

The accompanying notes are an integral part of the financial statements.

7

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Crown Castle Towers LLC (United States)[3] , 3.222%, 5/15/2022	A2		150,000	$153,651

Total Real Estate				1,330,082

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. (United States), 5.20%, 3/15/2020	Baa1		715,000	768,291
CenturyLink, Inc. (United States), 7.50%, 4/1/2024	Ba3		90,000	98,550
Frontier Communications Corp. (United States), 11.00%, 9/15/2025	B2		135,000	125,213
Hughes Satellite Systems Corp. (United States), 5.25%, 8/1/2026	Ba2		185,000	193,325
Inmarsat Finance plc (United Kingdom)[3] , 4.875%, 5/15/2022	Ba2		260,000	263,900
Verizon Communications, Inc. (United States), 4.125%, 3/16/2027	Baa1		900,000	929,501

				2,378,780

Wireless Telecommunication Services - 0.1%
SBA Tower Trust (United States)[3] , 3.598%, 4/10/2018	Baa3		170,000	170,055

Total Telecommunication Services				2,548,835

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[3] , 7.00%, 11/15/2019	B2		200,000	212,000
NRG Yield Operating LLC (United States), 5.00%, 9/15/2026	Ba2		80,000	81,400

Total Utilities				293,400

TOTAL CORPORATE BONDS
(Identified Cost $42,810,360)				42,817,287

ASSET-BACKED SECURITIES - 2.6%
BMW Vehicle Owner Trust, Series 2016-A, Class A3 (United States), 1.16%, 11/25/2020	Aaa		500,000	496,693
CarMax Auto Owner Trust, Series 2016-4, Class A2 (United States), 1.21%, 11/15/2019	Aaa		408,188	407,549
Chase Issuance Trust, Series 2015-A5, Class A5 (United States), 1.36%, 4/15/2020	AAA	[6]	500,000	499,570
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (United States) [3] , 1.99%, 5/15/2029	Aaa		250,000	249,772
GM Financial Automobile Leasing Trust, Series 2015-2, Class A3 (United States), 1.68%, 12/20/2018	Aaa		443,049	443,392
Home Partners of America Trust, Series 2016-1, Class A (United States)[3,7] , 2.859%, 3/17/2033	Aaa		281,828	286,051
Honda Auto Receivables Owner Trust, Series 2016-4 , Class A2 (United States), 1.04%, 4/18/2019	AAA	[6]	459,342	458,543
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3 (United States), 1.35%, 8/15/2019	Aaa		450,000	448,851

The accompanying notes are an integral part of the financial statements.

8

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)			PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Student Loan Trust, Series 2016-3A, Class A1 (United States)[3,7] , 1.816%, 6/25/2065	AAA	[6]		265,991	$266,505
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A (United States)[3] , 1.75%, 7/25/2040	AAA	[6]		470,000	469,565
South Carolina Student Loan Corp., Series 2005, Class A3 (United States)[7] , 1.342%, 12/1/2023	Aaa			337,563	337,590
Tricon American Homes Trust, Series 2016-SFR1, Class A (United States)[3] , 2.589%, 11/17/2033	Aaa			400,000	395,609

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $4,762,128)					4,759,690

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1[7] , 1.531%, 10/25/2021	Aaa			3,965,328	215,418
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[7] , 3.32%, 2/25/2023	Aaa			860,000	902,952
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1[7] , 0.211%, 4/25/2023	Aaa			22,692,227	242,761
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1[7] , 1.546%, 10/25/2018	Aaa			5,702,366	90,935
New Residential Mortgage Loan Trust 2016-4A, Class A1 (United States)[3,7] , 3.75%, 11/25/2056	AAA	[6]		217,197	223,764
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1 (United States)[3,7], 3.75%, 8/25/2055	Aaa			168,515	173,872
SBA Small Business Investment Companies, Series 2015-10A, Class 1 (United States), 2.517%, 3/10/2025	Aaa			236,522	238,825
Towd Point Mortgage Trust, Series 2016-5, Class A1 (United States) [3,7] , 2.50%, 10/25/2056	Aaa			409,442	409,859

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,324,379)					2,498,386

FOREIGN GOVERNMENT BONDS - 47.3%

Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	493,263
Australia Government Bond (Australia), 3.25%, 4/21/2025	Aaa		AUD	1,700,000	1,375,703
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2		BRL	1,500,000	442,275
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			600,000	589,500
Bundesrepublik Deutschland (Germany)[5] , 1.50%, 9/4/2022	Aaa		EUR	3,000,000	3,725,038
Bundesrepublik Deutschland (Germany)[5] , 1.00%, 8/15/2024	Aaa		EUR	2,525,000	3,069,083
Canada Housing Trust No. 1 (Canada)[3] , 4.10%, 12/15/2018	Aaa		CAD	2,485,000	1,996,911
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	800,000	617,606
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,050,046
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,117,617
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2			1,500,000	1,506,528
French Republic Government Bond OAT (France)[5] , 0.00%, 5/25/2022	Aa2		EUR	3,800,000	4,347,635

The accompanying notes are an integral part of the financial statements.

9

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	CREDIT RATING[1] (UNAUDITED)			PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)
French Republic Government Bond OAT (France)[5] , 0.25%, 11/25/2026	Aa2		EUR	3,800,000	$4,144,602
Ireland Government Bond (Ireland)[5] , 0.80%, 3/15/2022	A3		EUR	2,000,000	2,368,732
Ireland Government Bond (Ireland)[5] , 3.90%, 3/20/2023	A3		EUR	750,000	1,036,231
Italy Buoni Poliennali Del Tesoro (Italy)[5] , 1.45%, 9/15/2022	Baa2		EUR	500,000	584,182
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	975,000	1,089,928
Japan Government Two Year Bond (Japan)[5] , 0.10%, 10/15/2018	A1		JPY	150,000,000	1,337,244
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			2,200,000	2,158,848
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[4]	KRW	5,700,000,000	4,996,606
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	78,000,000	4,311,999
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,286,280
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	71,000,000	3,896,897
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,505,784
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	383,483
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,357,940
Spain Government Bond (Spain)[3,5] , 4.00%, 4/30/2020	Baa2		EUR	2,740,000	3,495,498
Spain Government Bond (Spain)[3,5] , 5.40%, 1/31/2023	Baa2		EUR	6,505,000	9,432,376
Spain Government Bond (Spain)[3,5] , 1.60%, 4/30/2025	Baa2		EUR	3,700,000	4,376,830
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			2,000,000	1,975,356
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1		GBP	2,435,000	3,176,163
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1		GBP	2,610,000	3,507,411
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa1		GBP	2,800,000	3,847,019

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $92,706,080)					87,600,614

U.S. TREASURY SECURITIES - 13.7%

U.S. Treasury Bonds - 5.1%
U.S. Treasury Bond, 6.25%, 5/15/2030				2,600,000	3,706,118
U.S. Treasury Bond, 4.75%, 2/15/2037				1,400,000	1,865,172
U.S. Treasury Bond, 2.50%, 2/15/2045				2,600,000	2,426,429
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042				1,412,206	1,343,625

Total U.S. Treasury Bonds
(Identified Cost $9,495,786)					9,341,344

U.S. Treasury Notes - 8.6%
U.S. Treasury Floating Rate Note[7] , 1.32%, 1/31/2018				2,930,000	2,935,022
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020				960,636	962,115
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023				1,318,903	1,306,845
U.S. Treasury Note, 0.75%, 4/15/2018				1,440,000	1,434,093
U.S. Treasury Note, 1.375%, 4/30/2020				5,160,000	5,136,821

The accompanying notes are an integral part of the financial statements.

10

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	PRINCIPAL AMOUNT 2/ SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.75%, 4/30/2022	4,220,000	$4,195,769

Total U.S. Treasury Notes
(Identified Cost $16,183,269)		15,970,665

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $25,679,055)		25,312,009

U.S. GOVERNMENT AGENCIES - 7.4%

Mortgage-Backed Securities - 2.9%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	633,467	672,131
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	709,851	795,134
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	961,875	1,002,436
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	713,869	758,748
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	925,949	964,229
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	965,806	1,075,214

Total Mortgage-Backed Securities
(Identified Cost $5,178,261)		5,267,892

Other Agencies - 4.5%
Fannie Mae, 2.625%, 9/6/2024	6,979,000	7,160,231
Freddie Mac, 2.375%, 1/13/2022	1,218,000	1,243,563

Total Other Agencies
(Identified Cost $8,661,156)		8,403,794

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $13,839,417)		13,671,686

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Government Cash Management[9] , 0.91%,
(Identified Cost $5,343,768)	5,343,768	5,343,768

TOTAL INVESTMENTS - 98.3%
(Identified Cost $187,465,187)		182,003,440
OTHER ASSETS, LESS LIABILITIES - 1.7%		3,210,807

NET ASSETS - 100%		$185,214,247

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2017[10] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
10/17/2017	JPY 151,158,821	1,484,423	$1,350,553	$133,870
07/26/2017	EUR 17,450,000	19,507,181	$19,958,854	$(451,673)

The accompanying notes are an integral part of the financial statements.

11

Global Fixed Income Series

Investment Portfolio - June 30, 2017

(unaudited)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

SGD - Singapore Dollar

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $33,176,246 or 17.9% of the Series’ net assets as of June 30, 2017 (see Note 2 to the financial statements).

4Credit rating has been withdrawn. As of June 30, 2017, there is no rating available (unaudited).

5All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

6Credit ratings from S&P (unaudited).

7The coupon rate is floating and is the effective rate as of June 30, 2017.

8The rate shown is a fixed rate as of June 30, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

9Rate shown is the current yield as of June 30, 2017.

10The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 39.5%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

12

Global Fixed Income Series

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $187,465,187) (Note 2)	$182,003,440
Foreign currency, at value (cost $2,100,035)	2,132,056
Unrealized appreciation on forward foreign currency exchange contracts (Note 2)	133,870
Interest receivable	1,138,864
Receivable for securities sold	690,585
Receivable for fund shares sold	60,904
Prepaid expenses	28,463

TOTAL ASSETS	186,188,182

LIABILITIES:

Accrued management fees (Note 3)	85,233
Accrued shareholder services fees (Class S) (Note 3)	22,037
Accrued fund accounting and administration fees (Note 3)	18,286
Accrued Directors’ fees (Note 3)	633
Accrued Chief Compliance Officer service fees (Note 3)	294
Unrealized depreciation on forward foreign currency exchange contracts (Note 2)	451,673
Payable for securities purchased	351,248
Payable for fund shares repurchased	4,225
Other payables and accrued expenses	40,306

TOTAL LIABILITIES	973,935

TOTAL NET ASSETS	$185,214,247

NET ASSETS CONSIST OF:

Capital stock	$193,582
Additional paid-in-capital	195,971,310
Undistributed net investment income	403,742
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(5,623,441)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	(5,730,946)

TOTAL NET ASSETS	$185,214,247

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($178,346,783/ 18,643,204 shares)	$9.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($6,867,464/715,005 shares)	$9.60

The accompanying notes are an integral part of the financial statements.

13

Global Fixed Income Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$2,321,505
Dividends	5,780

Total Investment Income	2,327,285

EXPENSES:

Management fees (Note 3)	546,375
Shareholder services fees (Class S) (Note 3)	131,611
Fund accounting and administration fees (Note 3)	45,786
Directors’ fees (Note 3)	7,677
Chief Compliance Officer service fees (Note 3)	1,932
Transfer agent fees (Note 3)	3,891
Custodian fees	11,628
Miscellaneous	51,766

Total Expenses	800,666
Less reduction of expenses (Note 3)	(31,617)

Net Expenses	769,049

NET INVESTMENT INCOME	1,558,236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(77,852)
Forward foreign currency exchange contracts	363,920
Foreign currency and translation of other assets and liabilities	(3,416,505)

(3,130,437)

Net change in unrealized appreciation (depreciation) on-
Investments	10,875,288
Forward foreign currency exchange contracts	(488,409)
Foreign currency and translation of other assets and liabilities	87,646

10,474,525

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	7,344,088

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,902,324

The accompanying notes are an integral part of the financial statements.

14

Global Fixed Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,558,236	$4,344,263
Net realized gain (loss) on investments and foreign currency	(3,130,437)	(4,052,392)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,474,525	845,215

Net increase from operations	8,902,324	1,137,086

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(9,660,572)	(31,770,037)

Net decrease in net assets	(758,248)	(30,632,951)

NET ASSETS:

Beginning of period	185,972,495	216,605,446

End of period (including undistributed net investment income of $403,742 and accumulated net investment loss of $1,154,494, respectively)	$185,214,247	$185,972,495

The accompanying notes are an integral part of the financial statements.

15

Global Fixed Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED			FOR THE PERIOD 4/1/13[1] TO 12/31/13
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.11		$9.11	$9.68	$9.92	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.08		0.19	0.23	0.22	0.16

Net realized and unrealized gain (loss) on investments	0.38		(0.19)	(0.77)	(0.18)	(0.16)

Total from investment operations	0.46		—	(0.54)	0.04	0.00

Less distributions to shareholders:

From net investment income	—		—	— [3]	(0.24)	(0.08)

From net realized gain on investments	—		—	—	(0.04)	—	[3]

From return of capital	—		—	(0.03)	—	—

Total distributions to shareholders	—		—	(0.03)	(0.28)	(0.08)

Net asset value - End of period	$9.57		$9.11	$9.11	$9.68	$9.92

Net assets - End of period (000’s omitted)	$178,347		$179,435	$144,233	$208,842	$196,860

Total return[4]	5.05%		0.00%	(5.68% )	0.42%	0.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[5]	0.85%	0.85%	0.85%	0.85%	[5]
Net investment income	1.71%	[5]	2.04%	2.43%	2.16%	2.16%	[5]
Portfolio turnover	15%		46%	54%	40%	51%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%	[5]	0.03%	0.02%	0.01%	0.00%	[5,6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

16

Global Fixed Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED				FOR THE PERIOD 10/1/12[1] TO 12/31/12
	6/30/17 (UNAUDITED)		12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.14		$9.13	$9.69	$9.93	$10.09	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.09		0.23	0.24	0.23	0.23	0.04

Net realized and unrealized gain (loss) on investments	0.37		(0.22)	(0.77)	(0.17)	(0.26)	0.05

Total from investment operations	0.46		0.01	(0.53)	0.06	(0.03)	0.09

Less distributions to shareholders:

From net investment income	—		—	— [3]	(0.26)	(0.13)	—	[3]

From net realized gain on investments	—		—	—	(0.04)	— [3]	—	[3]

From return of capital	—		—	(0.03)	—	—	—

Total distributions to shareholders	—		—	(0.03)	(0.30)	(0.13)	—	[3]

Net asset value - End of period	$9.60		$9.14	$9.13	$9.69	$9.93	$10.09

Net assets - End of period (000’s omitted)	$6,867		$6,537	$72,372	$46,875	$35,190	$5,106

Total return[4]	5.03%		0.11%	(5.45% )	0.57%	(0.32% )	0.95%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[5]	0.70%	0.70%	0.70%	0.70%	0.70%	[5]
Net investment income	1.86%	[5]	2.43%	2.56%	2.31%	2.32%	1.60%	[5]
Portfolio turnover	15%		46%	54%	40%	51%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%	[5]	0.03%	0.02%	0.02%	0.11%	4.08%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

17

Global Fixed Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Global Fixed Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated as Global Fixed Income Series Class S common stock, and 100 million designated as Global Fixed Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are

18

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$38,983,695	$—	$38,983,695	$—
Corporate debt:
Consumer Discretionary	3,377,878	—	3,377,878	—
Consumer Staples	2,188,587	—	2,188,587	—
Energy	6,003,958	—	6,003,958	—
Financials	13,888,301	—	13,888,301	—
Health Care	3,312,173	—	3,312,173	—
Industrials	3,593,845	—	3,593,845	—
Information Technology	2,347,251	—	2,347,251	—
Materials	3,932,977	—	3,932,977	—
Real Estate	1,330,082	—	1,330,082	—
Telecommunication Services	2,548,835	—	2,548,835	—
Utilities	293,400	—	293,400	—
Asset-backed securities	4,759,690	—	4,759,690	—
Commercial mortgage-backed securities	902,952	—	902,952	—
Commercial mortgage-backed securities	1,595,434	—	1,595,434	—
Foreign government bonds	87,600,614	—	87,600,614	—
Mutual funds	5,343,768	5,343,768	—	—
Other financial instruments*:
Foreign currency exchange contracts	133,870	—	133,870	—

Total assets	$182,137,310	$5,343,768	$176,793,542	$—

19

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Foreign currency exchange contracts	$(451,673)	$—	$(451,673)	$—
Total liabilities	(451,673)	—	(451,673)	—
Total	$181,685,637	$5,343,768	$176,341,869	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

*Other financial instruments are forwards (Level 2). Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

20

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The average month-end balances for the six months ended June 30, 2017, the period in which forward foreign currency exchange contracts were outstanding, as measured in terms of the notional amount, was approximately $11,133,883.

The following table presents the effect of the derivative instruments on the Statement of Operations at June 30, 2017:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$133,870

Derivative	Liabilities Location
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(451,673)

STATEMENT OF OPERATIONS
Derivative	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$363,920

Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(488,409)
Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

21

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2017.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2017.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2013 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The

22

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes (continued)

Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of Class S’s shareholder services fee, at no more than 0.70% of average daily net assets each year. Accordingly, the Advisor waived fees of $31,617 for the six months ended June 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

23

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

During the six months ended June 30, 2017, a trade processing error was discovered for which it was determined that the Advisor will reimburse the Series $11,761. The impact of the Advisor’s contribution on the Series’ total return was immaterial. As of June 30, 2017, the respective amount is included in the capital shares transactions on the Statement of Changes in Net Assets.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $25,629,096 and $31,067,089, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $903,795 and $4,392,368, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Global Fixed Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	931,584	$8,778,304	7,433,655	$71,004,493
Reinvested	—	—	—	—
Repurchased	(1,978,177)	(18,439,312)	(3,576,360)	(33,552,496)
Total	(1,046,593)	$(9,661,008)	3,857,295	$37,451,997

24

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$436	153,229	$1,443,412
Reinvested	—	—	—	—
Repurchased	—	—	(7,366,148)	(70,665,446)

Total	—	$436	(7,212,919)	$(69,222,034)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At June 30, 2017, the Series invested in forward foreign currency exchange contracts (foreign currency exchange risk).

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. There were no distributions paid for the year ended December 31, 2016.

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$187,475,477
Unrealized appreciation	3,464,144
Unrealized depreciation	(8,936,181)

Net unrealized depreciation	$(5,472,037)

As of December 31, 2016, the Series had net short-term capital loss carryforwards of $897,115 and net long-term capital loss carryforwards of $1,583,760, which may be carried forward indefinitely.

25

Global Fixed Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNGFI-6/17-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2017

www.manning-napier.com

EQUITY INCOME SERIES

Equity Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/17	ENDING ACCOUNT VALUE 6/30/17	EXPENSES PAID DURING PERIOD* 1/1/17-6/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,048.00	$4.82	0.95%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000.00	$1,048.00	$3.81	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Income Series

Portfolio Composition as of June 30, 2017

(unaudited)

2

Equity Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.2%

Consumer Discretionary - 7.3%
Multiline Retail - 2.0%
Dollar General Corp	22,175	$1,598,596

Specialty Retail - 4.0%
Dick’s Sporting Goods, Inc	20,915	833,045
L Brands, Inc	15,460	833,139
O’Reilly Automotive, Inc.*	3,305	722,936
Staples, Inc	83,560	841,449

		3,230,569

Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. - Class B	17,880	1,054,920

Total Consumer Discretionary		5,884,085

Consumer Staples - 4.3%
Beverages - 1.8%
Diageo plc (United Kingdom)[1]	48,350	1,428,836

Food Products - 2.5%
Campbell Soup Co	23,210	1,210,401
J&J Snack Foods Corp	6,250	825,438

		2,035,839

Total Consumer Staples		3,464,675

Energy - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
BP plc - ADR (United Kingdom)	50,610	1,753,636
Chevron Corp	16,380	1,708,925
ConocoPhillips	32,150	1,413,314
Exxon Mobil Corp	31,890	2,574,480
Hess Corp	36,390	1,596,429
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	756,033
TOTAL S.A. (France)[1]	10,920	542,147

Total Energy		10,344,964

Financials - 16.9%
Banks - 13.9%
Bank of America Corp	86,120	2,089,271
BankUnited, Inc	11,395	384,125
Citigroup, Inc	31,300	2,093,344
Fifth Third Bancorp	16,260	422,110
Huntington Bancshares, Inc	29,815	403,099
JPMorgan Chase & Co	23,285	2,128,249
KeyCorp	43,475	814,722
The PNC Financial Services Group, Inc	3,265	407,700
Regions Financial Corp	27,475	402,234
SunTrust Banks, Inc	7,005	397,324

The accompanying notes are an integral part of the financial statements.

3

Equity Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Wells Fargo & Co	30,110	$1,668,395

		11,210,573

Capital Markets - 1.5%
Apollo Investment Corp	40,390	258,092
Ares Capital Corp	17,580	287,960
Fifth Street Finance Corp	43,240	210,146
Medley Capital Corp	31,730	202,755
PennantPark Investment Corp	31,590	233,450

		1,192,403

Insurance - 1.5%
Principal Financial Group, Inc	19,540	1,251,928

Total Financials		13,654,904

Health Care - 11.7%
Pharmaceuticals - 11.7%
Bristol-Myers Squibb Co	20,930	1,166,220
Eli Lilly & Co	14,275	1,174,832
GlaxoSmithKline plc (United Kingdom)[1]	38,845	826,908
Johnson & Johnson	15,465	2,045,865
Merck & Co., Inc	6,030	386,463
Novartis AG - ADR (Switzerland)	10,190	850,559
Perrigo Co. plc	11,380	859,417
Roche Holding AG (Switzerland)[1]	4,905	1,253,301
Sanofi (France)[1]	9,140	875,796

Total Health Care		9,439,361

Industrials - 9.5%
Building Products - 1.2%
Allegion plc	11,680	947,482

Commercial Services & Supplies - 1.0%
Covanta Holding Corp	62,950	830,940

Industrial Conglomerates - 3.0%
3M Co	4,410	918,118
General Electric Co	53,710	1,450,707

		2,368,825

Machinery - 1.0%
Flowserve Corp	17,920	832,026

Professional Services - 1.5%
Nielsen Holdings plc	31,290	1,209,671

The accompanying notes are an integral part of the financial statements.

4

Equity Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 1.8%
Kansas City Southern	14,130	$1,478,704

Total Industrials		7,667,648

Information Technology - 8.9%
IT Services - 1.0%
Broadridge Financial Solutions, Inc	10,470	791,113

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp	33,195	1,119,999
Skyworks Solutions, Inc	17,185	1,648,901

		2,768,900

Software - 2.6%
Microsoft Corp	30,120	2,076,172

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc	10,975	1,580,619

Total Information Technology		7,216,804

Materials - 11.5%
Chemicals - 6.7%
Akzo Nobel N.V. (Netherlands)[1]	9,510	827,073
Ashland Global Holdings, Inc	16,085	1,060,162
The Dow Chemical Co	10,240	645,837
E.I. du Pont de Nemours & Co	7,950	641,644
FMC Corp	12,855	939,058
RPM International, Inc	23,200	1,265,560

		5,379,334

Containers & Packaging - 4.8%
Graphic Packaging Holding Co	100,675	1,387,302
Sealed Air Corp	26,325	1,178,307
Sonoco Products Co	25,990	1,336,406

		3,902,015

Total Materials		9,281,349

Real Estate - 11.0%
Equity Real Estate Investment Trusts (REITS) - 11.0%
CatchMark Timber Trust, Inc. - Class A	62,970	715,969
Colony NorthStar, Inc. - Class A	45,845	645,956
Community Healthcare Trust, Inc	25,090	642,053
CoreCivic, Inc	20,770	572,837
Crown Castle International Corp	7,570	758,363
CubeSmart	12,960	311,558
DDR Corp	43,710	396,450
Digital Realty Trust, Inc	4,140	467,613

The accompanying notes are an integral part of the financial statements.

5

Equity Income Series

Investment Portfolio - June 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equinix, Inc	1,120	$480,659
Global Medical REIT, Inc	46,715	417,632
Lamar Advertising Co. - Class A	5,145	378,518
Outfront Media, Inc	32,694	755,885
STORE Capital Corp	15,200	341,240
Weyerhaeuser Co	60,760	2,035,460

Total Real Estate		8,920,193

Utilities - 2.3%
Electric Utilities - 1.3%
Eversource Energy	11,050	670,846
Exelon Corp	11,800	425,626

		1,096,472

Multi-Utilities - 1.0%
CMS Energy Corp	16,780	776,075

Total Utilities		1,872,547

TOTAL COMMON STOCKS (Identified Cost $71,431,841)		77,746,530

MUTUAL FUNDS - 2.4%
iShares Core Dividend Growth ETF	31,465	985,484
Schwab U.S. Dividend Equity ETF	21,611	974,656

TOTAL MUTUAL FUNDS (Identified Cost $1,962,906)		1,960,140

SHORT-TERM INVESTMENT - 0.9%
Dreyfus Government Cash Management[2] , 0.91%
(Identified Cost $692,340)	692,340	692,340

TOTAL INVESTMENTS - 99.5% (Identified Cost $74,087,087)		80,399,010
OTHER ASSETS, LESS LIABILITIES - 0.5%		414,157

NET ASSETS - 100%		$80,813,167

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Income Series

Statement of Assets & Liabilities

June 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $74,087,087) (Note 2)	$80,399,010
Receivable for fund shares sold	338,658
Dividends receivable	142,123
Foreign tax reclaims receivable	15,520
Prepaid expenses	15,911

TOTAL ASSETS	80,911,222

LIABILITIES:

Accrued management fees (Note 3)	40,666
Accrued fund accounting and administration fees (Note 3)	7,926
Accrued shareholder services fees (Class S) (Note 3)	4,226
Accrued Chief Compliance Officer service fees (Note 3)	310
Accrued Directors’ fees (Note 3)	194
Payable for fund shares repurchased	22,172
Audit fees payable	18,021
Other payables and accrued expenses	4,540

TOTAL LIABILITIES	98,055

TOTAL NET ASSETS	$80,813,167

NET ASSETS CONSIST OF:

Capital stock	$70,826
Additional paid-in-capital	72,953,980
Undistributed net investment income	283,090
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	1,192,770
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	6,312,501

TOTAL NET ASSETS	$80,813,167

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($25,689,819/2,252,173 shares)	$11.41

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($55,123,348/4,830,429 shares)	$11.41

The accompanying notes are an integral part of the financial statements.

7

Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $19,356)	$1,183,507

EXPENSES:

Management fees (Note 3)	253,442
Shareholder services fees (Class S)(Note 3)	25,245
Fund accounting and administration fees (Note 3)	24,378
Directors’ fees (Note 3)	2,023
Chief Compliance Officer service fees (Note 3)	1,933
Transfer agent fees (Note 3)	817
Audit fees	17,971
Custodian fees	2,775
Miscellaneous	18,052

Total Expenses	346,636
Less reduction of expenses (Note 3)	(28,958)

Net Expenses	317,678

NET INVESTMENT INCOME	865,829

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	1,481,560
Options written	11,319
Foreign currency and translation of other assets and liabilities	686

1,493,565

Net change in unrealized appreciation (depreciation) on-
Investments	1,303,135
Foreign currency and translation of other assets and liabilities	720

1,303,855

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	2,797,420

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,663,249

The accompanying notes are an integral part of the financial statements.

8

Equity Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEAR ENDED 12/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$865,829	$1,601,559
Net realized gain (loss) on investments and foreign currency	1,493,565	1,755,932
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,303,855	7,052,229

Net increase from operations	3,663,249	10,409,720

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(171,834)	(555,471)
From net investment income (Class I)	(410,906)	(1,159,261)
From net realized gain on investments (Class S)	—	(940,505)
From net realized gain on investments (Class I)	—	(1,811,653)

Total distributions to shareholders	(582,740)	(4,466,890)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	2,977,050	(7,534,033)

Net increase (decrease) in net assets	6,057,559	(1,591,203)

NET ASSETS:

Beginning of period	74,755,608	76,346,811

End of period (including undistributed net investment income of $283,090 and $0, respectively)	$80,813,167	$74,755,608

The accompanying notes are an integral part of the financial statements.

9

Equity Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)		FOR THE YEARS ENDED

			12/31/16	12/31/15	12/31/14*

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.96		$10.13	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.12		0.22	0.20	0.29 [2]
Net realized and unrealized gain (loss) on investments	0.41		1.27	(0.54)	0.86

Total from investment operations	0.53		1.49	(0.34)	1.15

Less distributions to shareholders:
From net investment income	(0.08)		(0.24)	(0.22)	(0.23)
From net realized gain on investments	—		(0.42)	(0.09)	(0.14)

Total distributions to shareholders	(0.08)		(0.66)	(0.31)	(0.37)

Net asset value - End of period	$11.41		$10.96	$10.13	$10.78

Net assets - End of period (000’s omitted)	$25,690		$25,592	$24,584	$24,178

Total return[3]	4.80%		14.82%	(3.20% )	11.63%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.95%	[4]	0.95%	0.95%	0.95%
Net investment income	2.07%	[4]	2.04%	1.92%	2.68% [2]
Portfolio turnover	30%		45%	58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.07%	[4]	0.10%	0.12%	0.33%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 2.07%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/17 (UNAUDITED)	FOR THE YEARS ENDED

		12/31/16	12/31/15	12/31/14*

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.97	$10.13	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.13	0.24	0.23	0.30[2]
Net realized and unrealized gain (loss) on investments	0.40	1.29	(0.55)	0.87

Total from investment operations	0.53	1.53	(0.32)	1.17

Less distributions to shareholders:
From net investment income	(0.09)	(0.27)	(0.24)	(0.25)
From net realized gain on investments	—	(0.42)	(0.09)	(0.14)

Total distributions to shareholders	(0.09)	(0.69)	(0.33)	(0.39)

Net asset value - End of period	$11.41	$10.97	$10.13	$10.78

Net assets - End of period (000’s omitted)	$55,123	$49,164	$51,763	$38,506

Total return[3]	4.80%	15.13%	(3.00%)	11.79%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%[4]	0.75%	0.75%	0.75%
Net investment income	2.29%[4]	2.22%	2.16%	2.82%[2]
Portfolio turnover	30%	45%	58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.07% [4]	0.10%	0.11%	0.30%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.24 and the net investment income ratio would have been 2.19%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Income Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objectives are to provide current income and income growth, and it has a secondary goal of providing long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2017, 10.6 billion shares have been designated in total among 39 series, of which 100 million have been designated as Equity Income Series Class S common stock, and 100 million have been designated as Equity Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,884,085	$5,884,085	$—	$—
Consumer Staples	3,464,675	2,035,839	1,428,836	—
Energy	10,344,964	9,802,817	542,147	—
Financials	13,654,904	13,654,904	—	—
Health Care	9,439,361	6,483,356	2,956,005	—
Industrials	7,667,648	7,667,648	—	—
Information Technology	7,216,804	7,216,804	—	—
Materials	9,281,349	8,454,276	827,073	—
Real Estate	8,920,193	8,920,193	—	—
Utilities	1,872,547	1,872,547	—	—
Mutual funds	2,652,480	2,652,480	—	—

Total assets	$80,399,010	$74,644,949	$5,754,061	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or June 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

13

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended June 30, 2017 is Pershing LLC, a BNY Mellon Company. No such investments were held by the Series on December 31, 2016.

14

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

The following table presents the present value of derivatives held during the six months ended June 30, 2017 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

The following table presents the effect of the derivative instruments on the Statement of Operations at June 30, 2017:

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$11,319

The average month-end balances for the six months ended June 30, 2017 of outstanding derivative financial instruments were as follows:

Options:
Average number of option contracts written	476
Average notional value of option contracts written	$1,123,600

Written Option Rollforward

Transactions in options written for the six months ended June 30, 2017, were as follows:

	CALLS
	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	—	$—
Options written	1,249	37,620
Options exercised	(288)	(9,831)
Options expired	(721)	(19,057)
Options closed	(240)	(8,732)

Outstanding options, end of period	—	$—

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2013 and the years ended December 31, 2014 through December 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.65% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair and Governance & Nominating Committee Chair, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2018, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.75% of average daily net assets. Accordingly, the Advisor waived fees of $28,958 for the six months ended June 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

16

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $25,114,593 and $22,955,015 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Equity Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	90,962	$1,029,504	304,339	$3,345,644
Reinvested	14,510	165,848	133,815	1,465,125
Repurchased	(187,394)	(2,107,198)	(530,215)	(5,668,381)

Total	(81,922)	$(911,846)	(92,061)	$(857,612)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/17		FOR THE YEAR ENDED 12/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	817,103	$9,218,355	546,620	$5,917,094
Reinvested	25,057	286,657	215,532	2,362,129
Repurchased	(494,388)	(5,616,116)	(1,387,360)	(14,955,644)

Total	347,772	$3,888,896	(625,208)	$(6,676,421)

Approximately 86% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

17

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series at June 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Ordinary income	$2,248,126
Long-term capital gains	$2,218,764

At June 30, 2017, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$74,400,867
Unrealized appreciation	8,890,228
Unrealized depreciation	(2,892,085)

Net unrealized appreciation	$5,998,143

18

Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEIN-6/17-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: August 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: August 10, 2017

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: August 10, 2017